UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor Woodland Hills, CA 93167

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2018

Item 1.    Reports to Stockholders

This filing is on behalf of five of the sixty-one Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2018

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semi-annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2018

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2018 and held until June 30, 2018. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2018”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2018” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2018	Ending Account Value Using Actual Return at June 30, 2018	Expenses Paid During the Six Months Ended June 30, 2018*	Beginning Account Value at January 1, 2018	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2018	Expenses Paid During the Six Months Ended June 30, 2018*	Annualized Expense Ratio*
SA American Funds® Asset Allocation
Class 1#@	$1,000.00	$1,010.10	$1.35	$1,000.00	$1,023.46	$1.35	0.27%
Class 3#@	$1,000.00	$1,008.78	$2.59	$1,000.00	$1,022.22	$2.61	0.52%
SA American Funds® Global Growth
Class 1#@	$1,000.00	$1,029.70	$1.41	$1,000.00	$1,023.41	$1.40	0.28%
Class 3#@	$1,000.00	$1,029.03	$2.67	$1,000.00	$1,022.17	$2.66	0.53%
SA American Funds® Growth
Class 1#@	$1,000.00	$1,098.10	$1.46	$1,000.00	$1,023.41	$1.40	0.28%
Class 3#@	$1,000.00	$1,096.04	$2.75	$1,000.00	$1,022.17	$2.66	0.53%
SA American Funds® Growth-Income
Class 1#@	$1,000.00	$1,063.90	$1.48	$1,000.00	$1,023.36	$1.45	0.29%
Class 3#@	$1,000.00	$1,063.32	$2.76	$1,000.00	$1,022.12	$2.71	0.54%
SA America Funds® VCP Managed Asset Allocation
Class 1#@	$1,000.00	$997.22	$1.34	$1,000.00	$1,023.46	$1.35	0.27%
Class 3#@	$1,000.00	$995.81	$2.57	$1,000.00	$1,022.22	$2.61	0.52%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2018” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2018” and the “Annualized Expense Ratio” would have been lower.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2018” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds® Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2018 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust SA American Funds® Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies —100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	30,125,894	$689,280,453

TOTAL INVESTMENTS (cost $660,250,028)@	100.0%	689,280,453
Liabilities in excess of other assets	(0.0)	(9,669)

NET ASSETS	100.0%	$689,270,784

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$689,280,453	$—	$—	$689,280,453

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust SA American Funds® Global Growth Portfolio

PORTFOLIO PROFILE — June 30, 2018 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust SA American Funds® Global Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
International Equity Investment Companies — 100.0%
American Funds Insurance Series® — Global Growth Fund, Class 1	14,183,612	$416,714,530

TOTAL INVESTMENTS (cost $350,219,131)@	100.0%	416,714,530
Other assets in excess of liabilities	0.0	9,580

NET ASSETS	100.0%	$416,724,110

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$416,714,530	$—	$—	$416,714,530

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust SA American Funds® Growth Portfolio

PORTFOLIO PROFILE — June 30, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust SA American Funds® Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series ® — Growth Fund, Class 1	4,549,368	$351,984,612

TOTAL INVESTMENTS (cost $305,596,187)@	100.0%	351,984,612
Liabilities in excess of other assets	(0.0)	(32,611)

NET ASSETS	100.0%	$351,952,001

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$351,984,612	$—	$—	$351,984,612

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust SA American Funds® Growth-Income Portfolio

PORTFOLIO PROFILE — June 30, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust SA American Funds® Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,525,600	$275,506,440

TOTAL INVESTMENTS (cost $236,371,738)@	100.0%	275,506,440
Liabilities in excess of other assets	(0.0)	(27,197)

NET ASSETS	100.0%	$275,479,243

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$275,506,440	$—	$—	$275,506,440

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust SA American Funds® VCP Managed Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2018 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust SA American Funds® VCP Managed Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	133,507,067	$1,718,235,948

TOTAL INVESTMENTS (cost $1,626,259,688)@	100.0%	1,718,235,948
Other assets in excess of liabilities	0.0	142,849

NET ASSETS	100.0%	$1,718,378,797

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,718,235,948	$—	$—	$1,718,235,948

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 — (unaudited)

	SA American Funds® Asset Allocation Portfolio	SA American Funds® Global Growth Portfolio	SA American Funds® Growth Portfolio	SA American Funds® Growth- Income Portfolio	SA American Funds® VCP Managed Asset Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$689,280,453	$416,714,530	$351,984,612	$275,506,440	$1,718,235,948
Receivable for:
Fund shares sold	402,147	4,253,949	—	—	500,737
Investments sold	512,685	—	8,956,186	3,812,305	8,865,454
Prepaid expenses and other assets	6,939	7,131	6,987	6,886	8,158
Due from investment adviser for expense reimbursements/fee waivers	666,390	495,480	362,891	280,926	2,009,569

Total assets	690,868,614	421,471,090	361,310,676	279,606,557	1,729,619,866

LIABILITIES:
Payable for:
Fund shares redeemed	914,313	183,011	8,955,668	3,811,786	9,365,672
Investments purchased	—	4,070,419	—	—	—
Investment advisory and management fees	476,094	330,254	255,542	196,957	1,353,755
Service fees	139,889	86,882	75,130	57,901	356,224
Transfer agent fees	231	310	310	310	219
Trustees' fees and expenses	—	643	461	423	—
Other accrued expenses	67,303	75,461	71,564	59,937	165,199

Total liabilities	1,597,830	4,746,980	9,358,675	4,127,314	11,241,069

NET ASSETS	$689,270,784	$416,724,110	$351,952,001	$275,479,243	$1,718,378,797

NET ASSETS REPRESENTED BY:
Paid-in capital	607,727,980	276,905,403	215,015,533	180,628,278	1,516,777,837
Accumulated undistributed net investment income (loss)	7,529,233	799,726	1,051,370	3,114,326	22,694,151
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	44,983,146	72,523,582	89,496,673	52,601,937	86,930,549
Unrealized appreciation (depreciation) on investments	29,030,425	66,495,399	46,388,425	39,134,702	91,976,260

NET ASSETS	$689,270,784	$416,724,110	$351,952,001	$275,479,243	$1,718,378,797

Class 1 (unlimited shares authorized):
Net assets	$723,004	$129,773	$144,699	$134,857	$134,509
Shares of beneficial interest issued and outstanding	48,184	9,596	10,020	9,756	9,386
Net asset value, offering and redemption price per share	$15.00	$13.52	$14.44	$13.82	$14.33

Class 3 (unlimited shares authorized):
Net assets	$688,547,780	$416,594,337	$351,807,302	$275,344,386	$1,718,244,288
Shares of beneficial interest issued and outstanding	46,078,845	30,929,256	24,460,817	20,003,120	120,380,759
Net asset value, offering and redemption price per share	$14.94	$13.47	$14.38	$13.77	$14.27

* Cost
Investment securities (unaffiliated)	$660,250,028	$350,219,131	$305,596,187	$236,371,738	$1,626,259,688

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 — (unaudited)

	SA American Funds® Asset Allocation Portfolio	SA American Funds® Global Growth Portfolio	SA American Funds® Growth Portfolio	SA American Funds® Growth- Income Portfolio	SA American Funds® VCP Managed Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,391,838	$514,016	$522,782	$745,109	$23,238,865

Total investment income	2,391,838	514,016	522,782	745,109	23,238,865

EXPENSES:
Investment advisory and management fees	2,610,679	2,064,947	1,525,166	1,191,930	7,990,432
Service fees — Class 3	767,285	543,244	448,405	350,404	2,102,587
Transfer agent fees	405	518	518	518	405
Custodian and accounting fees	5,951	5,960	5,966	5,959	5,951
Reports to shareholders	26,113	27,427	20,192	17,800	99,774
Audit and tax fees	13,161	13,161	13,161	13,161	13,161
Legal fees	4,250	4,793	4,438	4,192	7,629
Trustees' fees and expenses	4,463	5,155	4,116	3,298	15,532
Interest expense	11	—	—	—	30
Other expenses	6,479	8,938	12,893	9,133	10,259

Total expenses before fee waivers and expense reimbursements	3,438,797	2,674,143	2,034,855	1,596,395	10,245,760

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(1,842,832)	(1,521,540)	(1,076,588)	(841,363)	(5,887,686)

Net expenses	1,595,965	1,152,603	958,267	755,032	4,358,074

Net investment income (loss)	795,873	(638,587)	(435,485)	(9,923)	18,880,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	580,312	14,176,214	10,673,526	10,807,504	2,707,794
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	28,991,202	28,150,636	35,022,144	18,726,681	66,925,902

Net realized gain (loss) on investments	29,571,514	42,326,850	45,695,670	29,534,185	69,633,696

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(25,545,343)	(28,602,568)	(12,328,679)	(12,180,620)	(95,628,162)

Net realized and unrealized gain (loss) on investments	4,026,171	13,724,282	33,366,991	17,353,565	(25,994,466)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,822,044	$13,085,695	$32,931,506	$17,343,642	$(7,113,675)

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds® Asset Allocation Portfolio		SA American Funds® Global Growth Portfolio		SA American Funds® Growth Portfolio
	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$795,873	$6,505,474	$(638,587)	$1,438,313	$(435,485)	$664,748
Net realized gain (loss) on investments	29,571,514	17,228,619	42,326,850	32,191,902	45,695,670	54,264,387
Net unrealized gain (loss) on investments	(25,545,343)	30,861,936	(28,602,568)	83,958,038	(12,328,679)	29,387,966

Net increase (decrease) in net assets resulting from operations	4,822,044	54,596,029	13,085,695	117,588,253	32,931,506	84,317,101

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(900)	—	(1,158)	—	(621)
Net investment income — Class 3	—	(3,444,387)	—	(3,932,655)	—	(1,521,460)
Net realized gain on securities — Class 1	—	(1,913)	—	(11,538)	—	(13,408)
Net realized gain on securities — Class 3	—	(7,683,246)	—	(41,847,096)	—	(37,409,023)

Total distributions to shareholders	—	(11,130,446)	—	(45,792,447)	—	(38,944,512)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	135,912,463	232,963,007	(35,901,360)	(44,098,574)	(31,837,757)	(16,304,257)

TOTAL INCREASE (DECREASE) IN NET ASSETS	140,734,507	276,428,590	(22,815,665)	27,697,232	1,093,749	29,068,332

NET ASSETS:
Beginning of period	548,536,277	272,107,687	439,539,775	411,842,543	350,858,252	321,789,920

End of period†	$689,270,784	$548,536,277	$416,724,110	$439,539,775	$351,952,001	$350,858,252

† Includes accumulated undistributed net investment income (loss)	$7,529,233	$6,733,360	$799,726	$1,438,313	$1,051,370	$1,486,855

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds® Growth-Income Portfolio		SA American Funds® VCP Managed Asset Allocation Portfolio
	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(9,923)	$2,905,679	$18,880,791	$3,813,361
Net realized gain (loss) on investments	29,534,185	36,480,301	69,633,696	17,296,853
Net unrealized gain (loss) on investments	(12,180,620)	15,106,865	(95,628,162)	171,521,312

Net increase (decrease) in net assets resulting from operations	17,343,642	54,492,845	(7,113,675)	192,631,526

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,915)	—	(877)
Net investment income — Class 3	—	(4,254,146)	—	(11,200,128)
Net realized gain on securities — Class 1	—	(14,218)	—	(2,230)
Net realized gain on securities — Class 3	—	(32,846,126)	—	(30,432,919)

Total distributions to shareholders	—	(37,116,405)	—	(41,636,154)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(23,180,211)	5,166,595	70,856,690	287,949,004

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,836,569)	22,543,035	63,743,015	438,944,376

NET ASSETS:
Beginning of period	281,315,812	258,772,777	1,654,635,782	1,215,691,406

End of period†	$275,479,243	$281,315,812	$1,718,378,797	$1,654,635,782

† Includes accumulated undistributed net investment income (loss)	$3,114,326	$3,124,249	$22,694,151	$3,813,360

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 — (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, five of which are included in this report: SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds® Asset Allocation Portfolio	SA American Funds® Asset Allocation Fund
SA American Funds® Global Growth Portfolio	SA American Funds® Global Growth Fund
SA American Funds® Growth Portfolio	SA American Funds® Growth Fund
SA American Funds® Growth-Income Portfolio	SA American Funds® Growth-Income Fund
SA American Funds® VCP Managed Asset Allocation Portfolio	SA American Funds® Managed Risk Asset Allocation FundSM

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds® Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds® Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds® Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

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The SA American Funds® Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds® VCP Managed Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downside protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Asset Allocation FundSM (“the Master Managed Risk Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2018, is reported on a schedule following the portfolio of investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS

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board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016 or expected to be taken in each Portfolio’s 2017 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

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Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2017
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds® Asset Allocation	$6,733,360	$16,979,586	$53,007,814	$3,445,287	$7,685,159
SA American Funds® Global Growth	1,438,313	32,175,734	93,118,968	3,933,813	41,858,634
SA American Funds® Growth	1,486,854	48,632,217	53,885,890	1,522,081	37,422,431
SA American Funds® Growth-Income	3,124,249	33,182,546	41,200,529	4,256,061	32,860,344
SA American Funds® VCP Managed Asset Allocation	3,813,360	17,296,853	187,604,422	11,201,005	30,435,149

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain /(Loss)	Cost of Investments
SA American Funds® Asset Allocation	$29,030,425	$(1,567,954)	$27,462,471	$661,817,982
SA American Funds® Global Growth	66,495,399	(1,978,999)	64,516,400	352,198,130
SA American Funds® Growth	46,388,425	(4,831,214)	41,557,211	310,427,401
SA American Funds® Growth-Income	39,134,702	(10,114,793)	29,019,909	246,486,531
SA American Funds® VCP Managed Asset Allocation	91,976,260	—	91,976,260	1,626,259,688

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
SA American Funds® Asset Allocation	0.85%
SA American Funds® Global Growth	0.95%
SA American Funds® Growth	0.85%
SA American Funds® Growth-Income	0.85%
SA American Funds® VCP Managed Asset Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

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For the six months ended June 30, 2018, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds® Asset Allocation	$1,842,832
SA American Funds® Global Growth	1,521,540
SA American Funds® Growth	1,076,588
SA American Funds® Growth-Income	841,363
SA American Funds® VCP Managed Asset Allocation	5,887,686

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2019; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2019 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds® VCP Managed Asset Allocation	0.28%	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ Class 3 shares’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
SA American Funds® Asset Allocation	0.70%
SA American Funds® Global Growth	0.70%
SA American Funds® Growth	0.70%
SA American Funds® Growth-Income	0.70%

With the exception of advisory fee waivers, for the six months period ended June 30, 2018, pursuant to the voluntary and contractual expense referred to above, SAAMCo did not waive or reimburse any expenses.

Both voluntary and contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months period ended June 30, 2018, no amount was repaid to the Adviser, and there is no remaining balance subject to recoupment.

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2018, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2018, service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2018 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds® Asset Allocation	$135,514,525	$1,480,651	$—	$—
SA American Funds® Global Growth	5,716,283	43,038,129	—	—
SA American Funds® Growth	3,906,260	36,887,789	—	—
SA American Funds® Growth-Income	1,941,927	26,029,215	—	—
SA American Funds® VCP Managed Asset Allocation	82,937,161	17,396,832	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds® Asset Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	40,770	$612,251	5,574	$82,324	10,868,396	$162,434,638	18,442,623	$263,715,938
Reinvested dividends	—	—	194	2,813	—	—	769,720	11,127,633
Shares redeemed	(6,127)	(90,109)	(3)	(56)	(1,807,731)	(27,044,317)	(2,962,605)	(41,965,645)

Net increase (decrease)	34,643	522,142	5,765	$85,081	9,060,665	135,390,321	16,249,738	$232,877,926

	SA American Funds® Global Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	946,420	$12,811,108	1,300,899	$16,561,311
Reinvested dividends	—	—	1,003	12,696	—	—	3,625,447	45,779,751
Shares redeemed	—	—	—	—	(3,586,942)	(48,712,468)	(8,297,188)	(106,452,332)

Net increase (decrease)	—	—	1,003	$12,696	(2,640,522)	(35,901,360)	(3,370,842)	$(44,111,270)

	SA American Funds® Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	873,235	$12,189,359	1,678,023	$21,538,241
Reinvested dividends	—	—	1,124	14,029	—	—	3,127,346	38,930,483
Shares redeemed	—	—	—	—	(3,152,437)	(44,027,116)	(5,931,545)	(76,787,010)

Net increase (decrease)	—	—	1,124	$14,029	(2,279,202)	(31,837,757)	(1,126,176)	$(16,318,286)

*	Commencement of operations.

	SA American Funds® Growth-Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	681,730	$9,213,194	1,567,938	$20,491,708
Reinvested dividends	—	—	1,303	16,133	—	—	3,004,175	37,100,272
Shares redeemed	—	—	—	—	(2,392,252)	(32,393,405)	(3,983,027)	(52,441,518)

Net increase (decrease)	—	—	1,303	$16,133	(1,710,522)	(23,180,211)	589,086	$5,150,462

24

	SA American Funds® VCP Managed Asset Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	849	$12,046	424	$6,044	7,534,027	$108,060,942	21,295,344	$292,102,492
Reinvested dividends	—	—	221	3,107	—	—	2,971,397	41,633,047
Shares redeemed	(9)	(134)	—	—	(2,601,832)	(37,216,164)	(3,296,948)	(45,795,686)

Net increase (decrease)	840	11,912	645	$9,151	4,932,195	70,844,778	20,969,793	$287,939,853

*	Commencement of operations.

Note 7.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2018, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA American Funds® Asset Allocation	1	$11	$128,055	3.17%
SA American Funds® VCP Managed Asset Allocation	1	30	345,415	3.17

At June 30, 2018, there were no borrowings outstanding.

Note 8.  Transactions with Affiliates

At June 30, 2018, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds® Asset Allocation	5.13%	92.18%	2.69%
SA American Funds® Global Growth .	4.93%	94.77%	0.30%
SA American Funds® Growth	5.15%	94.45%	0.40%
SA American Funds® Global-Income	5.27%	93.90%	0.83%
SA American Funds® VCP Managed Asset Allocation	9.30%	88.27%	2.43%

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds® Asset Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
12/31/17	13.11	0.23	1.88	2.11	(0.12)	(0.25)	(0.37)	14.85	16.10	201	0.28		1.64		1
06/30/18@	14.85	0.18	(0.03)	0.15	—	—	—	15.00	1.01	723	0.27	†	2.67	†	0

SA American Funds® Asset Allocation Portfolio Class 3
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56		1.18		13
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55		1.20		11
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
12/31/17	13.10	0.23	1.84	2.07	(0.11)	(0.25)	(0.36)	14.81	15.84	548,335	0.53		1.69		1
06/30/18@	14.81	0.02	0.11	0.13	—	—	—	14.94	0.88	688,548	0.52	†	0.26	†	0

SA American Funds® Global Growth Portfolio Class 1
09/26/16#-12/31/16	$11.64	$0.09	$(0.58)	$(0.49)	$—	$—	$—	$11.15	(4.21)%	$96	0.29	%†	2.92	%†	10%
12/31/17	11.15	0.08	3.37	3.45	(0.13)	(1.34)	(1.47)	13.13	31.51	126	0.28		0.64		1
06/30/18@	13.13	0.03	0.36	0.39	—	—	—	13.52	2.97	130	0.28	†	0.50	†	1

SA American Funds® Global Growth Portfolio Class 3
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
12/31/17	11.15	0.04	3.37	3.41	(0.13)	(1.34)	(1.47)	13.09	31.05	439,414	0.53		0.33		1
06/30/18@	13.09	(0.02)	0.40	0.38	—	—	—	13.47	2.90	416,594	0.53	†	(0.29	)†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
Portfolio	12/13	12/14	12/15	12/16		12/17	6/18†@	12/13	12/14	12/15	12/16		12/17	6/18†@
SA American Funds® Asset Allocation Class 1	—%	—%	—%	0.89	%†	0.88%	0.87%	—%	—%	—%	4.75	%†	1.04%	2.07%
SA American Funds® Asset Allocation Class 3	1.16	1.15	1.15	1.14		1.13	1.12	0.58	0.60	0.84	0.92		1.09	(0.34)
SA American Funds® Global Growth Class 1	—	—	—	0.99	†	0.98	0.98	—	—	—	2.22	†	(0.06)	(0.20)
SA American Funds® Global Growth Class 3	1.23	1.23	1.23	1.23		1.23	1.23	0.22	0.14	0.00	(0.08)		(0.37)	(0.99)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds® Growth Portfolio Class 1
09/26/16#-12/31/16	$11.24	$0.08	$0.23	$0.31	$—	$—	$—	$11.55	2.76%	$103	0.30	%†	2.63	%†	4%
12/31/17	11.55	0.06	3.12	3.18	(0.07)	(1.51)	(1.58)	13.15	28.24	132	0.28		0.48		1
06/30/18@	13.15	0.04	1.25	1.29	—	—	—	14.44	9.81	145	0.28	†	0.57	†	1

SA American Funds® Growth Portfolio Class 3
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
12/31/17	11.54	0.03	3.12	3.15	(0.06)	(1.51)	(1.57)	13.12	28.02	350,726	0.54		0.19		1
06/30/18@	13.12	(0.02)	1.28	1.26	—	—	—	14.38	9.60	351,807	0.53	†	(0.24)		1

SA American Funds® Growth-Income Portfolio Class 1
09/26/16#-12/31/16	$11.83	$0.16	$0.26	$0.42	$—	$—	$—	$12.25	3.55%	$104	0.29	%†	4.89	%†	3%
12/31/17	12.25	0.18	2.47	2.65	(0.23)	(1.68)	(1.91)	12.99	22.39	127	0.29		1.38		2
06/30/18@	12.99	0.04	0.79	0.83	—	—	—	13.82	6.39	135	0.29	†	0.63	†	1

SA American Funds® Growth-Income Portfolio Class 3
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54		1.03		3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54		0.99		10
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
12/31/17	12.24	0.14	2.47	2.61	(0.22)	(1.68)	(1.90)	12.95	22.08	281,189	0.54		1.06		2
06/30/18@	12.95	(0.00)	0.82	0.82	—	—	—	13.77	6.33	275,344	0.54	†	(0.01	)†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
Portfolio	12/13	12/14	12/15	12/16		12/17	6/18†@	12/13	12/14	12/15	12/16		12/17	6/18†@
SA American Funds® Growth Class 1	—%	—%	—%	0.90	%†	0.88%	0.88%	—%	—%	—%	2.03	%†	(0.12)%	(0.03)%
SA American Funds® Growth Class 3	1.14	1.14	1.14	1.13		1.14	1.13	0.03	0.30	(0.28)	(0.11)		(0.41)	(0.84)
SA American Funds® Growth-Income Class 1	—	—	—	0.89	†	0.89	0.89	—	—	—	4.29	†	0.78	0.03
SA American Funds® Growth-Income Class 3	1.14	1.14	1.14	1.14		1.14	1.14	0.43	0.39	0.40	0.59		0.46	(0.61)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds® VCP Managed Asset Allocation Portfolio Class 1
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
12/31/17	12.87	0.07	1.82	1.89	(0.11)	(0.28)	(0.39)	14.37	14.78	123	0.27		0.51		2
06/30/18@	14.37	0.21	(0.25)	(0.04)	—	—	—	14.33	(0.28)	135	0.27	†	2.89	†	1

SA American Funds® VCP Managed Asset Allocation Portfolio Class 3
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
12/31/17	12.87	0.04	1.80	1.84	(0.10)	(0.28)	(0.38)	14.33	14.41	1,654,513	0.52		0.26		2
06/30/18@	14.33	0.16	(0.22)	(0.06)	—	—	—	14.27	(0.42)	1,718,244	0.52	†	2.24	†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
Portfolio	12/13	12/14	12/15	12/16		12/17	6/18†@	12/13	12/14	12/15	12/16		12/17	6/18†@
SA American Funds® VCP Managed Asset Allocation Class 1	—%	—%	—%	0.98	%†	0.97%	0.97%	—%	—%	—%	0.70	%†	(0.19)%	2.19%
SA American Funds® VCP Managed Asset Allocation Class 3	1.45	1.25	1.23	1.23		1.22	1.22	1.06	(0.94)	0.88	0.46		(0.44)	1.54

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

The Supplements Are Not Part of the Semi-Annual Report

SunAmerica Series Trust

SA American Funds Asset Allocation Portfolio

(the “Portfolio”)

Supplement dated August 13, 2018

to the Portfolio’s Summary Prospectus dated May 1, 2018

Effective immediately:

In the section entitled “Portfolio Summary: SA American Funds Asset Allocation Portfolio — Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of Master Asset Allocation Fund Since

Alan N. Berro
Partner — Capital World Investors	2000
David A. Daigle
Partner — Capital Fixed Income Investors	2009
Peter Eliot
Partner — Capital International Investors	2018
Jeffrey T. Lager
Partner — Capital International Investors	2007
Jin Lee
Partner — Capital World Investors	2018
James R. Mulally
Partner — Capital Fixed Income Investors	2006
John R. Queen
Partner — Capital Fixed Income Investors	2016

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-AA2 (08/18)

29

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

The Supplements Are Not Part of the Semi-Annual Report

SunAmerica Series Trust

SA American Funds Growth-Income Portfolio

(the “Portfolio”)

Supplement dated August 13, 2018

to the Portfolio’s Summary Prospectus dated May 1, 2018

Effective immediately:

In the section entitled “Portfolio Summary: SA American Funds Growth-Income Portfolio — Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Master Growth- Income Fund Since

J. Blair Frank
Partner — Capital Research Global Investors	2006
Claudia P. Huntington
Partner — Capital Research Global Investors	1994
S. Keiko McKibben
Partner — Capital Research Global Investors	2018
Donald D. O’Neal
Partner — Capital Research Global Investors	2005
William L. Robbins
Partner — Capital International Investors	2011
Dylan J. Yolles
Partner — Capital International Investors	2005

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-GI2 (08/18)

30

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

The Supplements Are Not Part of the Semi-Annual Report

SunAmerica Series Trust

SA American Funds VCP Managed Asset Allocation Portfolio

(the “Portfolio”)

Supplement dated August 13, 2018

to the Portfolio’s Summary Prospectus dated May 1, 2018

Effective immediately:

In the section entitled “Portfolio Summary: SA American Funds VCP Managed Asset Allocation Portfolio — Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of Master Managed Risk Asset Allocation Fund Since

Alan N. Berro
Partner — Capital World Investors	2012
David A. Daigle
Partner — Capital Fixed Income Investors	2012
Peter Eliot
Partner — Capital International Investors	2017
Jeffrey T. Lager
Partner — Capital International Investors	2012
Jin Lee
Partner — Capital World Investors	2018
James R. Mulally
Partner — Capital Fixed Income Investors	2012
John R. Queen
Partner — Capital Fixed Income Investors	2016

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-VMA1.1 (08/18)

31

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

32

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.11 (8/18)

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Semi-annual report
for the six months ended
June 30, 2018

We believe in investing in global companies for the long term.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

45	Global Growth Fund

48	Global Small Capitalization Fund

52	Growth Fund

55	International Fund

58	New World Fund®

62	Blue Chip Income and Growth Fund

65	Global Growth and Income Fund

68	Growth-Income Fund

71	International Growth and Income Fund

74	Capital Income Builder®

78	Asset Allocation Fund

83	Global Balanced Fund

88	Bond Fund

94	Global Bond Fund

100	High-Income Bond Fund

105	Mortgage Fund

109	Ultra-Short Bond Fund

110	U.S. Government/AAA-Rated Securities Fund

115	Managed Risk Growth Fund

116	Managed Risk International Fund

117	Managed Risk Blue Chip Income and Growth Fund

118	Managed Risk Growth-Income Fund

119	Managed Risk Asset Allocation Fund

120	Financial statements

Global stocks were little changed for the six months ended June 30, 2018, with the MSCI ACWI (All Country World Index)1 – a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes – returning -0.43%. Strong corporate earnings and ongoing central bank stimulus measures helped mitigate investor concerns about deteriorating trade relations, uncertainty related to political elections and rising U.S. interest rates.

The United States had one of the strongest markets, as the MSCI USA Index1 (a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market) advanced 2.90%. The U.S. economic expansion continued into its 10th year, showing sustained strength even as trade tariffs led to heightened global tensions and occasionally volatile markets. Rising wages and low unemployment supported consumer spending, while inflation has only gradually accelerated. A sweeping overhaul of the tax code and a lightening of the regulatory regime boosted earnings projections for companies in certain sectors. Higher confidence also led many companies to increase capital expenditures and employee compensation.

Repeating a theme, information technology companies in particular advanced, supported by generally better than expected corporate earnings in the sector. Stocks of cyclical companies led

See page 2 for footnotes.

gains, outpacing those in more defensive companies amid continued evidence of a broad-based global economic recovery, though recently there have been some signs of slowing in the rest of the world. In the current environment, there have been spikes in market volatility. For instance, volatility peaked at the beginning of the year as investor anxieties around inflationary pressures and climbing interest rates sent markets sharply lower, resulting in the first market correction (or roughly 10% loss) since early 2016. More recent bouts of volatility have been due to more aggressive U.S. trade policy.

The U.S. Federal Reserve increased short-term interest rates in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year. These rate hikes are steps toward normalization after central banks have pursued accommodative monetary policies focused on healing stresses in the global financial system caused by the 2008 financial crisis.

In Europe, markets have been pressured by political turmoil in Italy and Spain, and the eurozone grew at a slower pace. Share prices declined as Italian leaders struggled to form a coalition government amid investor worries about Italy leaving the EU, and U.S. officials announced tariffs on steel and aluminum imports from allies, including the European Union, Mexico and Canada. In June, the European Central Bank announced it plans to end quantitative easing at the end of the year given the right economic conditions. Overall, the MSCI Europe Index lost 3.23% led by Austria (-8.69%), Germany (-7.39%) and Switzerland (-6.92%). Elsewhere among developed

American Funds Insurance Series 1

markets, Japanese equities slipped 2.03% with news of a decrease in the country’s GDP and as Japan’s policy board lowered its inflation expectations for 2018 amid tepid wage growth. Outside developed economies, most emerging markets were negatively impacted by a strengthening U.S. dollar and political uncertainty ahead of elections in several developing countries. Economic conditions in Turkey (-29.61%) and Brazil (-17.29%) hurt sentiment as well.

In bond markets, U.S. investment-grade debt (as measured by the Bloomberg Barclays U.S. Corporate Investment Grade Index2 of BBB/Baa-rated and above publically issued U.S. corporate and foreign debentures and secured notes) declined 3.27%, while U.S. high-yield corporate debt (as measured by the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index2 of fixed-rate, non-investment-grade debt that limits the maximum exposure of any one issuer to 2%) marginally rose 0.16%, as investors sought higher yields than those offered by U.S. Treasuries. Bloomberg Barclays Global Aggregate Index2, a measure of global investment-grade bonds lost 1.46%, while the Bloomberg Barclays U.S. Aggregate Index2 (which measures U.S. investment-grade bonds) fell 1.62%. The 10-year Treasury yield, which stood at 2.40% on December 31, 2017, rose to 2.85%. U.S. dollar–denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global3, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, (including

Brady bonds, loans and Eurobonds) fell 5.23% hurt by rising U.S. Treasury yields and a dollar rally.

The U.S. dollar appreciated against most currencies. In developed markets, the Canadian dollar (-4.75%), euro (-2.77%) and the Swiss franc (-1.86%) slid, while the Japanese yen (1.70%) gained against the greenback.

American Funds Insurance Series funds recorded mixed returns during the period and select funds with exposure to growth stocks enjoyed the highest returns.

The road ahead

The U.S. economy is healthy and appears to have recovered from the 2008-2009 financial crisis. Although conventional wisdom is that higher interest rates are bad for stocks, that’s not always the case. When U.S. rates rise against a backdrop of a strong economy, equities can rise along with bond yields. As such, we remain optimistic about the long-term outlook for U.S. equity markets. The current synchronized global economic recovery is also supportive of underlying corporate earnings growth in the U.S., while relatively low inflation, moderately rising commodity prices and broadly accommodative monetary policies should provide a favorable backdrop.

That said, we think equity valuations are above average in the United States, and geopolitical risks are rising. Thus, we may be entering a more moderate return environment compared to the strong returns of the past few years. Trade tensions between the U.S. and China pose challenges to global commerce and we will be watching those events closely. This and other trade disputes, coupled with tighter U.S. monetary policy, are likely to produce further market volatility. In addition, the adjustment to a more normalized interest rate environment could spark subsequent temporary downturns as the market adapts to fewer stimulus measures.

We remain confident in our ability to find attractive companies for the long term. We continue to stay the course of conducting deep fundamental research, with a long-term horizon, and an eye toward valuation and risk. We are optimistic that our robust investment process, and our ability to identify solid companies at good valuations based on bottom-up analysis, can serve our investors well in the long run.

We continue to have confidence this will remain the case, and thank you for your support. We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 14, 2018

All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]

Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

[2]	Source: Bloomberg Index Services Ltd.
[3]

This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

2 American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for Global Growth and Income Fund from May 1, 2006, through December 31, 2008, for International Growth and Income Fund from November 18, 2008, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for all managed risk funds except Managed Risk Blue Chip Income and Growth Fund and Managed Risk Asset Allocation Fund. The waivers and reimbursements will be in effect through at least May 1, 2019, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series 3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 3.18% for the six months ended June 30, 2018, compared with a 0.43% decrease for the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower – weighed down by losses in the consumer staples and telecommunication services sectors.

An eclectic mix of financials and consumer discretionary investments boosted the fund’s relative returns. Amazon reported strong first-quarter earnings that beat analyst estimates thanks to Prime and Amazon Web Services, and was the top contributor to the fund’s returns. India’s fourth-largest private sector bank, Kotak Mahindra, was also additive as the company surged on solid fourth-quarter earnings.

Investments in consumer staples were the biggest drag on results. British American Tobacco hindered returns the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

On a geographic basis, stocks of companies domiciled in the U.S., Germany and the Netherlands were additive to results, while stocks of companies based in the U.K., the Philippines and Finland lagged.

Despite soaring valuations, the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Percent of net assets

Country diversification by domicile

The Americas
United States	39.5%
Other	1.4

40.9

Europe
United Kingdom	7.8
Netherlands	4.9
France	4.5
Switzerland	2.9
Germany	1.5
Russian Federation	1.4
Denmark	1.3

Europe (continued)
Spain	1.1%
Other	2.3

27.7

Asia/Pacific Basin
China	5.5
Japan	4.6
Taiwan	3.8
Hong Kong	3.2
India	1.9
Other	1.8

20.8

Other regions
South Africa	1.3%

Short-term securities & other assets less liabilities	9.3

Total	100.0%

4 American Funds Insurance Series

Global Growth Fund

Percent of net assets

Largest individual	Amazon	7.11%	Microsoft	2.49%
equity securities	ASML	3.70	Airbus Group	2.20
	Alphabet	3.60	Visa	2.11
	TSMC	3.25	AIA Group	2.09
	Facebook	2.78	Alibaba Group	2.00

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio

	Class 1	3.18%	14.52%	12.67%	9.12%	10.03%	.55%
	Class 1A	3.07	14.26	12.40	8.86	9.76	.80[2]
	Class 2	3.03	14.24	12.38	8.85	9.76	.80
	Class 4	2.92	13.92	12.13	8.62	9.50	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 4.58% for the six months ended June 30, 2018. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 1.46%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing global economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower – weighed down by losses in the consumer staples and telecommunication services sectors.

Fund holdings in the health care sector, which include companies specializing in everything from biotechnology and pharmaceuticals to life sciences tools and services industries, aided returns. Wuxi Biologics and Insulet Corporation surged to all-time highs led by strong earnings and revenue growth, respectively. However, the fund’s investments in industrials stocks, such as International Container Terminal Services and Johnson Electric Holdings, hurt results.

While investments in U.S. companies were additive to returns, investments in companies domiciled in the Philippines detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit our shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds some 200 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

Percent of net assets

Country diversification

by domicile

The Americas
United States	42.3%
Canada	2.5
Other	.6

45.4

Asia/Pacific Basin
Japan	7.8
China	5.1
India	4.3
Hong Kong	3.3
Taiwan	1.3
South Korea	1.2

Asia/Pacific Basin (continued)
Thailand	1.2%
Philippines	1.1
Other	1.3

26.6

Europe
United Kingdom	11.0
Germany	1.6
Sweden	1.3
Italy	1.0
Other	4.4

19.3

Short-term securities & other assets less liabilities	8.7%

Total	100.0%

Percent of net assets

Largest individual	GW Pharmaceuticals	2.42%	Melco International Development	1.25%
equity securities	Insulet	1.76	China Biologic Products	1.21
	Integra LifeSciences Holdings	1.54	Madrigal Pharmaceuticals	1.16
	iRhythm	1.53	GVC Holdings	1.15
	Kotak Mahindra Bank	1.50	ENN Energy Holdings	1.14

6 American Funds Insurance Series

Global Small Capitalization Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio

	Class 1	4.58%	17.00%	10.38%	6.11%	9.79%	.74%
	Class 1A	4.49	16.74	10.13	5.86	9.52	.99[2]
	Class 2	4.46	16.68	10.11	5.85	9.52	.99
	Class 4	4.33	16.43	9.84	5.60	9.25	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 9.95% for the six months ended June 30, 2018, compared with a 2.65% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in the consumer discretionary and health care sectors boosted the fund’s returns. Among the fund’s top contributors to returns (posting at least double-digit gains) were consumer discretionary companies Amazon and Netflix. As Amazon’s Prime subscriber base exceeded 100 million, an increase in the number of subscriptions for Netflix boosted the company’s revenue growth. Some companies in the financials sector detracted from absolute results, led by Wells Fargo as the bank came under continued pressure because of probes into its sales practices.

Although U.S. economic growth remained strong, the fund’s portfolio managers are keeping a close watch on economic indicators, such as wage growth and fiscal policy, including outcomes of the recent U.S. tax bill. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Percent of net assets

Largest individual	Amazon	7.57%	Broadcom	3.06%
equity securities	Facebook	5.53	UnitedHealth Group	2.98
	Alphabet	4.82	ASML	2.75
	Microsoft	4.30	Tesla	2.41
	Netflix	3.20	Wells Fargo	2.15

8 American Funds Insurance Series

Growth Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	9.95%	22.81%	16.42%	10.46%	12.95%	.35%
	Class 1A	9.81	22.51	16.14	10.19	12.67	.60[2]
	Class 2	9.83	22.52	16.13	10.19	12.67	.60
	Class 3	9.86	22.60	16.21	10.26	12.74	.53
	Class 4	9.68	22.20	15.84	9.93	12.39	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund marginally declined 0.02% for the six months ended June 30, 2018. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), fell 3.77%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. As information technology stocks continued to push higher, defensive stocks pulled markets lower – weighed down by losses in the consumer staples and telecommunication services sectors.

Investments in the utilities sector boosted returns with ENN Energy and China Gas Holdings among the top contributors thanks to rising demand for natural gas in China. Investments in the financials sector hindered absolute results, pressured by geopolitical headwinds and a flattening yield curve.

The fund’s portfolio managers continue to monitor key indicators in advanced countries – from wage growth and inflation dynamics to the impact of technology and demographics on productivity – as they seek the flexibility to pivot to areas of opportunity. Our focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping us identify investments that we believe represent the best value over the long term.

Percent of net assets

Country diversification by domicile

Asia/Pacific Basin
Japan	13.4%
China	8.5
Hong Kong	8.0
India	6.1
South Korea	5.2
Australia	1.3
Other	2.0

44.5

Europe
United Kingdom	13.3
France	9.4
Switzerland	4.2
Germany	2.8

Europe (continued)
Spain	2.4%
Netherlands	1.9
Ireland	1.5
Other	2.5

38.0

The Americas
Canada	3.3
Brazil	2.3
United States	1.5
Other	.1

7.2

Other regions
Israel	1.7%
Other	.7

2.4

Short-term securities & other assets less liabilities	7.9

Total	100.0%

Percent of net assets

Largest equity securities

Airbus Group	3.48%
AIA Group	3.34
HDFC Bank	2.58
Samsung Electronics	2.52
Tencent	2.32

Alibaba Group Holding	2.11%
Novartis	1.97
Teva Pharmaceutical Industries	1.71
Royal Dutch Shell	1.48
Rolls-Royce Holdings	1.40

10 American Funds Insurance Series

International Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

	Class 1	-.02%	11.56%	8.65%	4.92%	8.39%	.54%
	Class 1A	-.13	11.30	8.38	4.66	8.12	.79[2]
	Class 2	-.16	11.30	8.37	4.66	8.12	.79
	Class 3	-.10	11.35	8.45	4.73	8.20	.72
	Class 4	-.28	11.01	8.10	4.42	7.86	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was down 3.89% for the six months ended June 30, 2018. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), marginally declined 0.43%. The MSCI Emerging Markets Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), decreased by 6.66%.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. Emerging markets were under pressure due to a stronger U.S. dollar, geopolitics and tightening global liquidity.

The fund’s relative returns outpaced most emerging markets. Investments in the information technology and energy sectors were beneficial to the fund. Condiment maker Foshan Haitian Flavoring & Food rose on the back of China’s strong economic growth. Among detractors, investments in the financials sector hurt results with Grupo Financiero Galicia hindering returns despite reporting strong fourth-quarter profits.

While the broad stock market has rallied amid a global economic recovery, at this point in the market cycle selectivity and close attention to individual holdings are particularly important. The fund’s portfolio managers continue to pursue a bottom-up approach to investing and continue to search for undervalued companies with solid foundations around the world.

Percent of net assets

Country diversification by domicile

Asia/Pacific Basin
China	14.8%
India	13.0
Japan	3.8
Taiwan	2.9
Hong Kong	2.3
South Korea	1.1
Australia	1.0
Other	2.1

41.0

The Americas
United States	12.6
Brazil	6.7

The Americas (continued)
Canada	2.5%
Argentina	2.0
Mexico	1.3
Other	.6

25.7

Europe
United Kingdom	8.0
France	3.6
Russian Federation	2.5
Switzerland	1.7
Other	2.7

18.5

Other regions
South Africa	1.2%
Other	1.0

2.2

Short-term securities & other assets less liabilities	12.6

Total	100.0%

Percent of net assets

Largest equity securities

Reliance Industries	5.52%
TSMC	2.58
First Quantum Minerals	2.46
HDFC Bank	2.35
British American Tobacco	2.31

Airbus Group	2.05%
Pagseguro Digital	1.97
Alphabet	1.97
Alibaba Group Holding	1.81
AIA Group	1.64

12 American Funds Insurance Series

New World Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since June 17, 1999)	ratio

	Class 1	-3.89%	8.81%	6.16%	4.17%	8.34%	.76%
	Class 1A	-3.99	8.53	5.90	3.91	8.07	1.01[2]
	Class 2	-4.01	8.54	5.89	3.91	8.07	1.01
	Class 4	-4.13	8.23	5.62	3.66	7.80	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 0.47% for the six months ended June 30, 2018, trailing the 2.65% rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in information technology and consumer discretionary companies boosted absolute results. Among the fund’s top contributors to absolute returns (posting double-digit gains) was consumer discretionary company Twenty-First Century Fox, which reported fiscal second-quarter earnings above analyst estimates led by higher revenues from its cable networking business.

Fund holdings in the consumer staples sector hindered returns. Investments in tobacco companies, such as Altria Group and British American Tobacco, hurt results amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation. Given the fund’s focus on investing in dividend-paying stocks, a lack of investments in certain growth stocks in the consumer discretionary sector – such as Amazon and Netflix – hampered relative results.

The fund’s portfolio managers are keeping a close watch on U.S. fiscal policy and geopolitics and its implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of generating positive cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Percent of net assets

Largest individual equity securities

AbbVie	6.84%
Wells Fargo	4.17
Amgen	3.28
Intel	3.08
Microsoft	3.04

EOG Resources	2.96%
Abbott Laboratories	2.93
Teva Pharmaceutical Industries	2.90
CSX	2.75
Gilead Sciences	2.62

14 American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime	Expense
a $1,000 investment		6 months	1 year	5 years	10 years	(since July 5, 2001)	ratio

	Class 1	.47%	11.36%	12.92%	9.96%	6.67%	.41%
	Class 1A	.32	11.08	12.65	9.69	6.41	.66[2]
	Class 2	.29	10.99	12.63	9.68	6.40	.66
	Class 4	.14	10.75	12.40	9.47	6.17	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund declined 0.79% for the six months ended June 30, 2018, compared with a 0.43% decrease in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. In Europe, markets have been pressured by political turmoil in Italy and Spain, while the eurozone grew at a slower pace. As information technology stocks continued to push higher, defensive stocks pulled markets lower — weighed down by losses in the consumer staples and telecommunication services sectors.

Several sectors including health care contributed to the fund’s returns. Health care companies UnitedHealth Group and Centene rallied on solid earnings reports and were among the top contributors to results. On the downside, investments in the consumer staples sector hindered returns. British American Tobacco was the top detractor amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

On a country basis, holdings in the U.S. and Denmark contributed the most to absolute returns, and holdings in the U.K. and Brazil were a drag on returns.

The fund’s portfolio managers recognize that we are in the late stages of a synchronized global economic recovery. With quantitative easing programs ending or set to end in the U.S. and Europe, the fund’s managers remain cautiously optimistic about the prospects of the global economy and are monitoring the potential impact of rising interest rates on global growth. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with sustainable dividends and income.

Percent of net assets

Country diversification by domicile

The Americas
United States	36.5%
Brazil	3.8
Mexico	2.9
Other	.9

44.1

Europe
United Kingdom	11.1
France	6.4
Switzerland	2.8
Germany	2.1
Denmark	2.0
Ireland	1.3

Europe (continued)
Netherlands	1.0%
Other	1.0

27.7

Asia/Pacific Basin
Japan	6.6
Taiwan	4.4
India	3.4
China	3.2
Hong Kong	1.1
Other	2.4

21.1

Other regions
Israel	.3%

Short-term securities & other assets less liabilities	6.8

Total	100.0%

Percent of net assets

Largest equity securities

Nintendo	4.00%
British American Tobacco	3.32
Microsoft	3.11
Airbus Group	2.89
TSMC	2.58

UnitedHealth Group	2.45%
Reliance Industries	2.03
Century Aluminum	1.76
United Microelectronics	1.50
Ørsted	1.46

16 American Funds Insurance Series

Global Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio
Class 1	-.79%	9.16%	10.07%	7.14%	6.91%	.63%
Class 1A	-.99	8.91	9.82	6.89	6.66	.88 [2]
Class 2	-.90	8.92	9.81	6.88	6.65	.88
Class 4	-1.12	8.58	9.51	6.63	6.40	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 6.58% for the six months ended June 30, 2018. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 2.65%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Regarding the fund, investments in the consumer discretionary sector contributed the most to the fund’s returns. Among consumer discretionary companies, Netflix and Amazon contributed the most to the fund’s results on the back of strong first-quarter earnings. As Amazon’s Prime subscriber base exceeded 100 million, an increase in the number of subscriptions for Netflix boosted the company’s revenue growth. On the downside, investments in the consumer staples sector weighed on absolute returns. British American Tobacco hindered sector results the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation.

The fund’s portfolio managers continue to look for compelling investment opportunities, while being cognizant that company valuations, in some cases, are elevated later in the market cycle.

Percent of net assets

Largest equity securities

Netflix	3.70%
Alphabet	3.37
Amazon	3.20
Microsoft	2.91
Facebook	2.15

AbbVie	1.93%
UnitedHealth Group	1.69
JPMorgan Chase	1.56
Intel	1.45
Amgen	1.45

18 American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
Class 1	6.58%	18.99%	14.56%	10.16%	11.48%	.28%
Class 1A	6.46	18.69	14.29	9.90	11.21	.53 [2]
Class 2	6.44	18.68	14.27	9.88	11.21	.53
Class 3	6.50	18.75	14.35	9.96	11.28	.46
Class 4	6.33	18.39	13.98	9.63	10.93	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund declined 1.87% for the six months ended June 30, 2018, compared to the 3.77% decline in its benchmark index, the MSCI ACWI (All Country World Index) ex USA,[1] a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks, as measured by the MSCI ACWI, were little changed despite solid corporate earnings and ongoing central bank stimulus measures. Gains were tempered by signs of slowing economic growth, investor concerns around rising interest rates, mounting inflation pressures and escalating trade tensions between the U.S. and China. A stronger U.S. dollar and geopolitics weighed on emerging markets. In Europe, markets have been pressured by political turmoil in Italy and Spain, while the eurozone grew at a slower pace. As information technology stocks continued to push higher, defensive stocks pulled markets lower – weighed down by losses in the consumer staples and telecommunication services sectors.

The best contributors to the fund’s relative returns were the health care and industrials sectors due in part to good stock selection. Health care companies Hikma Pharmaceuticals and Daiichi Sankyo recorded double-digit returns and were the top contributors to the fund’s returns, despite reporting lower operating profits for the year that ended 2017 than for the previous period.

On the downside, investments in the financials sector detracted from the fund’s returns, pressured by geopolitical headwinds and a flattening yield curve. Among financials, Banco Santander and KB Financial Group were a drag on results, despite reporting growth in first-quarter profits.

The fund’s portfolio managers continue to monitor global geopolitics that may derail economic growth, and are optimistic that global research combined with the fund’s flexible mandate will help us identify attractive investment opportunities.

	Percent of net assets

Country diversification	Europe		Asia/Pacific Basin		Other regions
by domicile	United Kingdom	22.4%	China	7.6%	Israel	1.2%
	France	10.2	Japan	6.3	Other	.7
	Switzerland	4.7	Hong Kong	5.3		1.9
	Germany	2.8	South Korea	4.3
	Spain	2.7	India	3.2	Short-term securities & other
	Russian Federation	2.4	Other	2.3	assets less liabilities	8.0
	Sweden	1.9		29.0
	Denmark	1.8			Total	100.0%
	Netherlands	1.6	The Americas
	Portugal	1.3	Brazil	3.4
	Norway	1.2	United States	1.1
	Italy	1.2	Other	1.1
	Other	1.3		5.6
		55.5

Percent of net assets
Largest individual	Royal Dutch Shell	4.58%	Airbus	2.03%
equity securities	Rio Tinto	4.16	Zurich Insurance Group	1.87
	British American Tobacco	3.21	Shanghai International Airport	1.86
	HDFC Bank	2.58	Samsung Electronics	1.85
	Novartis	2.21	Ørsted	1.82

20 American Funds Insurance Series

International Growth and Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
				Lifetime	Expense
	6 months	1 year	5 years	(since November 18, 2008)	ratio

Class 1	-1.87%	6.43%	5.70%	9.59%	.65%
Class 1A	-2.00	6.15	5.46	9.33	.90 [2]
Class 2	-1.98	6.13	5.44	9.32	.90
Class 4	-2.12	5.88	5.20	9.09	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, lost 2.11% for the six months ended June 30, 2018. During the same period, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), declined 0.43%. The Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell by 1.62%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 declined 0.72%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, decreased by 2.40%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

In the equity portfolio, the best contributors to the fund’s absolute returns included investments in the consumer discretionary and industrials sectors. Synchronized global economic growth was accompanied by an uptick in capital spending in the U.S. that is expected to benefit companies in the industrials sector such as Boeing. Airbus also contributed to the fund’s results as the European plane maker promised to deliver more jets than ever before.

On the downside, investments in the consumer staples and telecommunication services sectors detracted from returns. While Vodafone hindered results the most amid news that its CEO is stepping down, Philip Morris International was among the top detractors amid mixed first-quarter earnings led by investor concerns about growth of its new tobacco products and loss of market share in many of its brands. The fixed income portfolio detracted from the fund’s relative returns due to curve positioning.

As the U.S. economy and markets ring in another year of expansion, the fund’s portfolio managers are monitoring these twin factors and remain confident about the prospects of continued economic growth in the near future. Portfolio managers are also optimistic that our bottom up approach to investing will help us identify attractive long-term investment opportunities, despite higher equity valuations in the U.S.

Percent of net assets

Country diversification by domicile

The Americas
United States	53.3%
Canada	2.7

56.0

Europe
United Kingdom	14.2
France	3.7
Switzerland	2.7
Italy	1.6

Europe (continued)
Sweden	1.3%
Netherlands	1.3
Other	2.5

27.3

Asia/Pacific Basin
Hong Kong	3.2
Taiwan	2.0
Japan	1.5
Other	1.5

8.2

Short-term securities & other assets less liabilities	8.5%

Total	100.0%

22 American Funds Insurance Series

Capital Income Builder

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
			Lifetime	Expense
	6 months	1 year	(since May 1, 2014)	ratio

Class 1	-2.11%	2.42%	3.25%	.54%
Class 1A	-2.23	2.20	2.99	.79 [5]
Class 2	-2.32	2.09	3.12	.79
Class 4	-2.36	1.92	2.73	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. 2Source: Bloomberg Index Services Ltd.

3Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S.

  Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

4Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the

  Quarterly Statistical Update, available on our website.

5Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 1.14% for the six months ended June 30, 2018. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), declined 1.62%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 1.00%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Fund holdings in the information technology sector contributed the most to the fund’s absolute returns. Microsoft, led by strong third-quarter earnings, was a top contributor to the fund’s returns as the company continued to push into cloud computing and related software. Sales in the company’s personal computing segment also rose. Among other information technology companies, ASML and Intuit also enjoyed double-digit returns as both companies contributed to results.

Investments in the consumer staples sector detracted from the fund’s returns. British American Tobacco hindered sector returns the most amid uncertainty regarding the outlook for traditional tobacco products and tighter regulation. The fund’s fixed income holdings were also a drag on relative returns due to curve positioning.

The fund’s portfolio managers continue to evaluate the economic and market-sector implications of the current administration’s decisions regarding fiscal policy and trade. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

Percent of net assets

Largest individual equity securities

Microsoft	2.75%	DowDuPont	1.50%
UnitedHealth Group	2.26	Noble Energy	1.43
TSMC	2.24	Broadcom	1.36
ASML Holding	1.68	Johnson & Johnson	1.36
VeriSign	1.66	Intel	1.33

24 American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since August 1, 1989)	ratio

Class 1	1.14%	8.82%	9.30%	7.96%	8.58%	.29%
Class 1A	1.00	8.54	9.04	7.70	8.31	.54 [4]
Class 2	.98	8.51	9.02	7.69	8.31	.54
Class 3	1.07	8.63	9.10	7.77	8.38	.47
Class 4	.86	8.23	8.79	7.47	8.05	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC.

2Source: Bloomberg Index Services Ltd.

3Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays

  U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

4Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund declined 0.47% for the six months ended June 30, 2018. The MSCI ACWI (All Country World Index),[1] a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), decreased by 0.43%, while the Bloomberg Barclays Global Aggregate Index,[2] a measure of investment-grade bonds (rated BBB/Baa and above), fell 1.46%. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global Aggregate Index,[3] a blend of the two indexes, declined 0.79%.

U.S. equity markets continued to advance, even as trade tensions and higher interest rates weighed on investor sentiment and heightened geopolitical tensions led to increased market volatility. Repeating a common theme, information technology companies advanced, supported by generally better than expected corporate earnings in the sector. Outside the U.S., European stocks declined as signs of slowing economic growth and escalating trade tensions dampened investor sentiment. Emerging markets fell as investors weighed the ramifications of a strengthening U.S. dollar and uncertainty related to elections in Latin America.

Investments in the consumer discretionary sector boosted the fund’s returns, with Amazon among the top contributors. Amazon reported strong first-quarter earnings that beat analyst estimates thanks to Prime and Amazon Web Services. On the downside, investments in the information technology sector hindered returns. Brazilian online-payment company PagSeguro detracted the most from the fund’s returns as the company’s share price remained volatile since its IPO in January. In fixed income, currency exposure detracted from the fund’s returns led by emerging market debt.

The fund’s portfolio managers exercise caution and continue to monitor geopolitics that may derail the global economic recovery. Portfolio managers continue to stay the course of focusing on global research and bottom-up analysis.

Percent of net assets			Percent of net assets
Largest sectors	Information technology	12.8%	Largest fixed income	U.S. Treasury	10.5%
in common stock	Financials	7.8	holdings (by issuer)	Japanese Government	3.5
holdings	Health care	6.3		Mexican Government	1.1
	Industrials	6.3		Polish Government	1.1
	Energy	5.7		Fannie Mae	1.0

26 American Funds Insurance Series

Global Balanced Fund

Percent of net assets
Currency diversification		Equity securities	Bonds & notes	Forward currency contracts	Short–term securities & other assets less liabilities	Total

	U.S. dollars	29.3%	18.6%	.2%	4.9%	53.0%
	Euros	9.1	3.3	1.0	–	13.4
	Japanese yen	4.8	3.5	1.4	–	9.7
	British pounds	7.0	.7	.1	–	7.8
	Swiss francs	2.7	–	–	–	2.7
	Hong Kong dollars	2.5	–	–	–	2.5
	New Taiwan Dollar	1.3	–	–	–	1.3
	Other currencies	5.1	7.2	(2.7)	–	9.6
						100.0%

Percent of net assets
Largest equity	Nintendo	1.67%	Boeing			1.36%
securities	ASML	1.61	Microsoft			1.36
	Humana	1.60	HSBC			1.31
	PagSeguro Digital	1.58	TSMC			1.28
	Amazon	1.38	JPMorgan Chase			1.20

Average annual	For periods ended June 30, 2018
total returns based on a $1,000 investment		6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

	Class 1	-.47%	7.33%	6.72%	5.90%	.71%
	Class 1A	-.55	7.13	6.50	5.67	.96[4]
	Class 2	-.55	7.01	6.46	5.64	.96
	Class 4	-.71	6.78	6.39	5.54	1.21

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.

[2]Source: Bloomberg Index Services Ltd.

[3]Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Barclays Global Aggregate Index

 blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[4]Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund declined by 1.76% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index,1 which measures investment-grade U.S. bonds (rated BBB/Baa and above), was down 1.62%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

The fund’s curve positioning hurt relative returns, but our conviction in our curve steepener position has grown as the U.S. Treasury yield curve has flattened.

On the whole, the U.S. economy appears to be in good shape and is expected to grow at a moderate pace. Higher interest rates in the U.S. are a potential source of tailwinds, as higher income can help offset any potential capital losses from rising rates. The fund’s portfolio managers are optimistic about total return attributes for investing in a spectrum of fixed income securities, including U.S. and emerging market debt.

Percent of net assets

Largest holdings	U.S. Treasury	25.1%	Teva Pharmaceutical	1.7%
(by issuer)	Fannie Mae	15.7	Japanese Government	1.5
	Ginnie Mae	4.5	State of Illinois	1.4
	Freddie Mac	3.3	Portuguese Government	1.3
	Mexican Government	2.4	Bank of America	1.1

28 American Funds Insurance Series

Bond Fund

Average annual	For periods ended June 30, 2018
total returns based on						Lifetime (since January 2, 1996)	Expense ratio
a $1,000 investment		6 months	1 year	5 years	10 years

	Class 1	-1.76%	-.55%	2.38%	3.07%	4.55%	.38%
	Class 1A	-1.87	-.79	2.13	2.82	4.29	.63[2]
	Class 2	-1.92	-.81	2.12	2.81	4.29	.63
	Class 4	-1.94	-.98	1.88	2.57	4.04	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund declined by 1.54% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above), was down 1.46%.

Bonds generated mixed returns across the board, including developed and emerging markets debt. The U.S. Federal Reserve raised the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Other factors, including global trade conflicts, helped prevent longer dated Treasury yields from rising further. Outside the U.S., the European Central Bank left interest rates unchanged, despite signs of improving economic growth and higher inflation. The U.S. dollar appreciated against the euro, the yen and most other currencies.

Low exposure to euro-zone denominated debt combined with above-benchmark investments in Mexican and Polish debt contributed notably to relative returns. On the downside, duration positioning hampered results amid rising yields.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

Percent of net assets

Currency weighting (after hedging) by country		Non-U.S. government bonds by country

United States[2]	51.8%	Japan	10.5%
Japan	16.5	Euro zone[3]:
Euro zone[3]	16.0	Germany 2.4%
Mexico	2.6	Spain 2.0
United Kingdom	2.6	Portugal 1.6
Denmark	1.8	Italy 1.3
Poland	1.5	Belgium 1.0
Malaysia	1.1	Other 1.7	10.0
Other	6.1	Poland	3.9

Total	100.0%	Mexico	3.2

		India	2.9
		United Kingdom	2.0
		Malaysia	1.6
		Korea	1.4
		Thailand	1.3
		Romania	1.2
		Other	10.1

		Total	48.1%

Percent of net assets

Largest holdings	U.S. Treasury	19.9%	German Government	2.3%
(by issuer)	Japanese Government	10.5	Spanish Government	2.0
	Polish Government	3.9	Fannie Mae	1.8
	Mexican Government	3.4	Malaysian Government	1.6
	Indian Government	2.7	Portuguese Government	1.6

30 American Funds Insurance Series

Global Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio

Class 1	-1.54%	.36%	1.76%	2.98%	3.88%	.56%
Class 1A	-1.55	.25	1.56	2.75	3.64	.81 [4]
Class 2[5]	-1.59	.20	1.51	2.74	3.62	.81
Class 4	-1.71	-.07	1.31	2.52	3.40	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Includes U.S. dollar-denominated debt of other countries, totaling 14.7%.

3Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany,

  Greece, Ireland, Italy, Portugal and Spain.

4Based on estimated amounts for the current fiscal year.

5Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on

  Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 0.48% for the six months ended June 30, 2018. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures non-investment-grade bonds and limits the exposure of an issuer to 2%, rose 0.16%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Other factors, including global trade conflicts, helped prevent longer dated Treasury yields from rising further.

Amid rising interest rates, the fund’s significant position in short-duration bonds, which tend to outperform longer duration bonds in a rising rate environment, helped returns relative to the benchmark. The fund’s industry allocation to pharmaceuticals was also additive to results, while allocation to telecommunication services hurt returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market. While we are monitoring the Federal Reserve’s tightening monetary policy, the higher yields and relatively short duration of high yield bonds should help mitigate any impact from rising rates.

Percent of net assets

Largest holdings	Valeant Pharmaceuticals International	2.8%	Cheniere Energy Partners	1.8%
(by issuer)	First Quantum Minerals	2.0	Charter Communications	1.8
	Société Générale	2.0	Frontier Communications	1.7
	Intelsat Jackson Holdings	1.8	Sprint Nextel	1.4
	Tenet Healthcare	1.8	Chesapeake Energy	1.4

32 American Funds Insurance Series

High-Income Bond Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	.48%	3.03%	4.66%	6.32%	8.76%	.49%
Class 1A	.37	2.72	4.42	6.06	8.49	.74 [2]
Class 2	.35	2.71	4.39	6.06	8.49	.74
Class 3	.35	2.82	4.46	6.13	8.57	.67
Class 4	.27	2.53	4.20	5.84	8.24	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund lost 1.21% for the six months ended June 30, 2018, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, declined 0.95%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

The fund’s investments in asset-backed securities and inflation protected securities were additive to relative returns. Also additive to relative returns were investments in 30-year mortgage-backed securities with coupons of 4.00% that surpassed investments in 30-year mortgage-backed securities with lower coupons and 15-year mortgage backed securities. On the downside, as the yield curve flattened, the fund’s curve positioning hampered relative returns.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. In the current environment, demand for flight-to-safety assets and the fund’s low correlation to equities should help investors navigate macroeconomic and geopolitical uncertainty and remain well diversified.

Percent of net assets

Breakdown of	30-year pass-throughs:
mortgage-backed	Freddie Mac	14.5%
obligations	Ginnie Mae	19.9
	Fannie Mae	18.4	52.8%
	Other		19.8

	Total		72.6%

34      American Funds Insurance Series

Mortgage Fund

Average annual

total returns based on

a $1,000 investment

For periods ended June 30, 2018
				Lifetime	Expense
	6 months	1 year	5 years	(since May 2, 2011)	ratio

Class 1	-1.21%	-1.25%	2.08%	2.25%	.47%
Class 1A	-1.31	-1.51	1.83	2.00	.72 [2]
Class 2	-1.26	-1.41	1.85	2.01	.72
Class 4	-1.38	-1.65	1.65	1.84	.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s

assets were

invested as of

June 30, 2018

American Funds Insurance Series 35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.65% for the six months ended June 30, 2018, while the Bloomberg Barclays Short-Term Government/Corporate Index,1 which consists of government and corporate sector securities with remaining maturity from one up to (but not including) 12 months, gained 0.82%.

The fund’s returns were higher than in 2017 as the Federal Reserve raised the benchmark federal funds rate twice this year, to the current range of 1.75% and 2.00%. Given an increase in interest rates to reassure investors of persistent U.S. economic strength, the fund’s portfolio managers believe the fund has the potential to provide current income.

36 American Funds Insurance Series

Ultra-Short Bond Fund

Average annual

total returns based on

a $1,000 investment

For periods ended June 30, 2018
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

Class 1	.65%	1.05%	.16%	.09%	3.46%	.35%
Class 1A	.65	1.06	-.02	-.12	3.21	.60 [2]
Class 2	.53	.90	-.09	-.16	3.21	.60
Class 3	.63	.99	.00	-.08	3.28	.53
Class 4	.47	.63	-.23	-.33	2.97	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

Commercial paper	84.6%
Federal agency discount notes	11.2
U.S. Treasury bills	4.1
Other assets less liabilities	.1

Total	100.0%

American Funds Insurance Series 37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund declined 1.08% for the six months ended June 30, 2018, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, decreased by 1.01%.

Rising yields made for mixed results across bond sectors. The 10-year Treasury yield rose 45 basis points, as the Federal Reserve hiked the federal funds target rate in March and June to a range of 1.75% and 2.00%. The Fed also signaled two more rate increases later in the year, for a total of four in 2018. Concerns about more restrictive U.S. trade policy helped prevent longer dated Treasury yields from rising further.

During the period, the fund’s duration contributed to relative returns. On the downside, yield curve positioning detracted from relative returns as the yield curve flattened.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers have positioned the fund with the expectation that rate hikes over the next two to three years will be at a slower pace than is currently priced into the market. They believe this can lead to a steepening yield curve and higher inflation expectations.

Percent of net assets

Breakdown of	30-year pass-throughs:
mortgage-backed	Freddie Mac	3.5%
obligations	Fannie Mae	13.2
	Ginnie Mac	6.5	23.2%
	Other		5.3

	Total		28.5%

38      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio
Class 1	-1.08%	-1.12%	1.75%	3.15%	5.74%	.36%
Class 1A	-1.25	-1.39	1.52	2.90	5.48	.61 [2]
Class 2	-1.22	-1.38	1.48	2.89	5.47	.61
Class 3	-1.19	-1.30	1.56	2.96	5.55	.54
Class 4	-1.33	-1.67	1.26	2.67	5.22	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2018. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Based on estimated amounts for the current fiscal year.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2018

American Funds Insurance Series 39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 5.41% for the six months ended June 30, 2018. Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive1 rose 0.69%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and health care added to returns, while investments in financials detracted from the fund’s absolute results.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	5.41%	16.61%	10.04%	9.87%	.78%	.72%
Class P2	5.26	16.42	9.70	9.55	1.03	.97

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

2Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40 American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 0.50% for the six months ended June 30, 2018, compared to the Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which fell 2.13%. The MSCI ACWI (All Country World Index) ex USA,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), decreased by 3.77%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the utilities sector added to returns, while investments in the financials sector hindered the fund’s absolute results.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	-.50%	10.07%	4.39%	3.84%	.95%	.87%
Class P2	-.76	9.55	3.96	3.42	1.20	1.12

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

2Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series 41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund lost 1.80% for the six months ended June 30, 2018, trailing Standard & Poor’s 500 Managed Risk Index – Moderate,1 which rose 0.49%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the information technology sector were additive to absolute returns, while consumer staples stocks hindered the fund’s results.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	-1.80%	7.63%	7.84%	7.61%	.82%	.77%
Class P2	-2.04	7.21	7.43	7.21	1.07	1.02

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

2Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42 American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 3.47% for the six months ended June 30, 2018, outpacing the Standard & Poor’s 500 Managed Risk Index – Moderate1, which rose 0.49%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the consumer discretionary sector added the most to the fund’s returns, while investments in the consumer staples sector was a drag on the fund’s absolute results.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	3.47%	14.40%	9.27%	9.07%	.74%	.67%
Class P2	3.39	14.09	8.93	8.74	.99	.92

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

2Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series 43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund marginally declined 0.14% for the six months ended June 30, 2018, trailing the Standard & Poor’s 500 Managed Risk Index – Moderate Conservative1, which rose 0.28%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 2.65%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The fund’s underlying investments in the information technology sector contributed the most to absolute returns, while investments in the consumer staples sector hindered returns.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2018
	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	-.14%	6.85%	7.03%	7.89%	.69%	.64%
Class P2	-.26	6.59	6.76	7.62	.94	.89

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

2Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44 American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 90.66%		Shares	Value (000)
Information	ASML Holding NV	648,442	$128,505
technology	ASML Holding NV (New York registered)	517,300	102,410
31.08%	Alphabet Inc., Class A1	130,000	146,795
	Alphabet Inc., Class C1	71,052	79,269
	Taiwan Semiconductor Manufacturing Co., Ltd.	26,955,000	191,408
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	12,248
	Facebook, Inc., Class A1	898,500	174,597
	Microsoft Corp.	1,583,100	156,109
	Visa Inc., Class A	998,800	132,291
	Alibaba Group Holding Ltd. (ADR)[1]	671,050	124,500
	Nintendo Co., Ltd.	345,600	112,999
	Broadcom Inc.	373,700	90,675
	Tencent Holdings Ltd.	1,800,000	90,349
	Just Eat PLC[1]	5,292,000	54,406
	AAC Technologies Holdings Inc.	3,806,540	53,613
	Temenos AG	335,000	50,742
	Largan Precision Co., Ltd.	255,000	37,554
	PagSeguro Digital Ltd., Class A1	1,340,900	37,210
	Other securities		174,554

			1,950,234

Consumer	Amazon.com, Inc.[1]	262,400	446,028
discretionary	Booking Holdings Inc.[1]	39,000	79,057
17.89%	NIKE, Inc., Class B	790,500	62,987
	Home Depot, Inc.	236,800	46,200
	Naspers Ltd., Class N	177,000	44,968
	Moncler SpA	915,000	41,673
	Ctrip.com International, Ltd. (ADR)[1]	797,000	37,961
	Other securities		363,831

			1,122,705

Financials	AIA Group Ltd.	15,004,900	131,199
9.70%	JPMorgan Chase & Co.	853,600	88,945
	Kotak Mahindra Bank Ltd.	3,471,000	68,034
	MarketAxess Holdings Inc.	211,000	41,749
	Prudential PLC	1,793,884	41,064
	Société Générale	923,000	38,928
	Other securities		198,602

			608,521

Health care	UnitedHealth Group Inc.	324,200	79,539
9.69%	Sartorius AG, non-registered shares, nonvoting preferred	381,500	57,071
	Express Scripts Holding Co.[1]	729,300	56,309
	Boston Scientific Corp.[1]	1,638,200	53,569
	Merck & Co., Inc.	820,000	49,774
	AstraZeneca PLC	652,300	45,222
	Mettler-Toledo International Inc.[1]	65,000	37,611
	Other securities		229,184

			608,279

Consumer staples	British American Tobacco PLC	1,710,800	86,475
6.29%	Nestlé SA	739,650	57,436
	Philip Morris International Inc.	602,200	48,621
	Other securities		201,821

			394,353

American Funds Insurance Series 45

Global Growth Fund

Common stocks (continued)		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	1,177,500	$137,866
5.80%	Other securities		226,199

			364,065

Energy	Royal Dutch Shell PLC, Class B	1,042,000	37,315
2.07%	Other securities		92,740

			130,055

Materials	Sherwin-Williams Co.	155,500	63,377
2.07%	Other securities		66,655

			130,032

Telecommunication	SoftBank Group Corp.	776,000	55,883
services	Other securities		12,216

1.09%			68,099

Miscellaneous	Other common stocks in initial period of acquisition		312,437

4.98%	Total common stocks (cost: $3,548,106,000)		5,688,780

Bonds, notes & other debt instruments 0.02%		Principal amount (000)
U.S. Treasury bonds & notes 0.02%
U.S. Treasury	Other securities		1,000

0.02%	Total bonds, notes & other debt instruments (cost: $1,000,000)		1,000

Short-term securities 9.03%
	Mizuho Bank, Ltd. 1.90%–2.04% due 7/2/2018–7/20/2018[2]	$134,100	133,977
	National Australia Bank Ltd. 2.08% due 8/21/2018[2]	76,100	75,862
	Nordea Bank AB 2.22% due 9/17/2018[2]	50,000	49,763
	Sumitomo Mitsui Banking Corp. 2.00%–2.10% due 7/23/2018–8/21/2018[2]	134,700	134,348
	Swedbank AB 1.85%–2.23% due 7/2/2018–9/27/2018	133,800	133,274
	Other securities		39,700

	Total short-term securities (cost: $566,959,000)		566,924

	Total investment securities 99.71% (cost: $4,116,065,000)		6,256,704
	Other assets less liabilities 0.29%		18,151

	Net assets 100.00%		$6,274,855

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $9,961,000, which represented .16% of the net assets of the fund.

46 American Funds Insurance Series

Global Growth Fund

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)

USD5,295	JPY581,294	Bank of America, N.A.	7/25/2018	$35
JPY581,294	USD5,263	Goldman Sachs	7/25/2018	(3)

				$32

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $325,640,000, which represented 5.19% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series 47

Global Small Capitalization Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.02%		Shares	Value (000)
Health care	GW Pharmaceuticals PLC (ADR)[1]	746,460	$104,161
21.61%	Insulet Corp.[1]	879,755	75,395
	Integra LifeSciences Holdings Corp.[1]	1,025,423	66,047
	iRhythm Technologies, Inc.[1]	807,980	65,551
	China Biologic Products Holdings, Inc.[1]	524,000	52,049
	Madrigal Pharmaceuticals, Inc.[1]	177,800	49,729
	WuXi Biologics (Cayman) Inc.[1]	3,729,800	41,526
	Molina Healthcare, Inc.[1]	420,000	41,135
	NuCana PLC (ADR)[1,2]	2,067,724	39,287
	Evolent Health, Inc., Class A1	1,436,000	30,228
	CONMED Corp.	399,000	29,207
	athenahealth, Inc.[1]	176,000	28,009
	Illumina, Inc.[1]	100,200	27,985
	CryoLife, Inc.[1]	898,000	25,009
	Other securities		253,085

			928,403

Consumer	Melco International Development Ltd.	17,379,000	53,495
discretionary	GVC Holdings PLC	3,573,748	49,570
18.00%	Five Below, Inc.[1]	457,000	44,653
	Seria Co., Ltd.	789,526	37,938
	Entertainment One Ltd.	7,563,697	36,714
	Hilton Grand Vacations Inc.[1]	1,033,100	35,849
	Cedar Fair, LP	531,000	33,458
	Domino’s Pizza, Inc.	100,000	28,217
	Caesars Entertainment Corp.[1]	2,375,836	25,421
	Other securities		427,777

			773,092

Information	Qorvo, Inc.[1]	600,900	48,174
technology	Paycom Software, Inc.[1]	428,885	42,387
13.53%	Mellanox Technologies, Ltd.[1]	423,200	35,676
	Hamamatsu Photonics KK	735,753	31,632
	Topcon Corp.	1,707,510	29,303
	VTech Holdings Ltd.	2,189,000	25,264
	Other securities		368,856

			581,292

Financials	Kotak Mahindra Bank Ltd.	3,282,732	64,344
10.13%	Texas Capital Bancshares, Inc.[1]	514,201	47,049
	Trupanion, Inc.[1]	1,063,800	41,063
	Essent Group Ltd.[1]	1,018,841	36,495
	Webster Financial Corp.	553,000	35,226
	Cannae Holdings, Inc.[1]	1,625,000	30,144
	Avanza Bank Holding AB	560,129	28,767
	Other securities		152,227

			435,315

Industrials	International Container Terminal Services, Inc.	20,180,000	29,230
9.33%	Advanced Disposal Services, Inc.[1]	1,159,501	28,732
	Other securities		342,880

			400,842

48 American Funds Insurance Series

Global Small Capitalization Fund

Common stocks		Shares	Value (000)
Energy	SM Energy Co.	1,111,000	$28,542
3.17%	Whitecap Resources Inc.	3,674,880	24,906
	Other securities		82,809

			136,257

Real estate	WHA Corp. PCL	372,370,250	41,137
2.85%	MGM Growth Properties LLC REIT, Class A	1,323,600	40,317
	Other securities		40,722

			122,176

Materials	Lundin Mining Corp.	6,820,000	37,922
2.82%	Other securities		83,173

			121,095

Consumer staples	Varun Beverages Ltd.	2,504,974	27,552
2.75%	Other securities		90,445

			117,997

Utilities	ENN Energy Holdings Ltd.	4,991,400	49,083
1.65%	Other securities		21,888

			70,971

Telecommunication	Other securities		18,116

services
0.42%

Miscellaneous	Other common stocks in initial period of acquisition		204,413

4.76%	Total common stocks (cost: $2,970,217,000)		3,909,969

Convertible bonds 0.18%		Principal amount (000)
Consumer	Other securities		7,655

discretionary	Total convertible bonds (cost: $8,455,000)		7,655

0.18%

Bonds, notes & other debt instruments 0.09%
U.S. Treasury bonds & notes 0.09%
U.S. Treasury	Other securities		4,123

0.09%	Total bonds, notes & other debt instruments (cost: $4,124,000)		4,123

Short-term securities 8.66%
	Australia & New Zealand Banking Group, Ltd. 1.95% due 7/13/2018[3]	$40,000	39,970
	BNP Paribas, New York Branch 2.22% due 9/4/2018	38,600	38,447
	Federal Home Loan Bank 1.79%–1.90% due 7/13/2018–8/13/2018	86,200	86,073
	Province of Ontario 1.91% due 7/5/2018	37,600	37,588

American Funds Insurance Series 49

Global Small Capitalization Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 2.24% due 8/28/2018[3]	$50,000	$49,825
Swedbank AB 1.85%–2.21% due 7/2/2018–7/23/2018	91,400	91,366
Other securities		28,601

Total short-term securities (cost: $371,865,000)		371,870

Total investment securities 99.95% (cost: $3,354,661,000)		4,293,617
Other assets less liabilities 0.05%		2,254

Net assets 100.00%		$4,295,871

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $13,979,000, an aggregate cost of $8,280,000, and which represented .33% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. This was the only security valued under the fair value procedures adopted by authority of the board of trustees.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)

USD16,095	JPY1,765,175	JPMorgan Chase	7/10/2018	$140
JPY1,765,175	USD15,959	Bank of America, N.A.	7/10/2018	(4)
USD9,832	INR663,163	Citibank	7/17/2018	173
INR663,163	USD9,666	JPMorgan Chase	7/17/2018	(8)
GBP26,030	USD34,286	JPMorgan Chase	7/23/2018	106
USD34,329	GBP26,030	Bank of New York Mellon	7/23/2018	(62)
USD10,502	GBP7,908	Citibank	7/25/2018	53
GBP7,908	USD10,419	Citibank	7/25/2018	30

				$428

50 American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 0.91%
Health care 0.91%
NuCana PLC (ADR)[1]	416,620	1,651,104	—	2,067,724	$—	$(4,030)	$—	$39,287

Consumer discretionary 0.00%
Hostelworld Group PLC[4]	6,212,000	—	3,389,000	2,823,000	3,739	(6,203)	401	—

Total 0.91%					$3,739	$(10,233)	$401	$39,287

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $109,346,000, which represented 2.55% of the net assets of the fund.

4Unaffiliated issuer at 6/30/2018.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

INR = Indian rupees

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series 51

Growth Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 96.07%		Shares	Value (000)
Information	Facebook, Inc., Class A1	7,340,500	$1,426,406
technology	Alphabet Inc., Class C1	713,000	795,458
33.31%	Alphabet Inc., Class A1	396,500	447,724
	Microsoft Corp.	11,254,000	1,109,757
	Broadcom Inc.	3,248,100	788,119
	ASML Holding NV (New York registered)	2,382,000	471,565
	ASML Holding NV	1,199,568	237,725
	ServiceNow, Inc.[1]	3,093,000	533,450
	Visa Inc., Class A	2,955,000	391,390
	Taiwan Semiconductor Manufacturing Co., Ltd.	36,360,000	258,194
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,975,392	108,780
	Intel Corp.	4,790,000	238,111
	Activision Blizzard, Inc.	2,996,300	228,678
	Samsung Electronics Co., Ltd.	4,450,000	186,265
	Alibaba Group Holding Ltd. (ADR)[1]	875,000	162,339
	Intuit Inc.	650,000	132,798
	Other securities		1,074,499

			8,591,258

Consumer	Amazon.com, Inc.[1]	1,147,916	1,951,229
discretionary	Netflix, Inc.[1]	2,110,000	825,917
21.43%	Tesla, Inc.[1]	1,813,000	621,768
	Home Depot, Inc.	2,292,000	447,169
	NIKE, Inc., Class B	4,505,000	358,958
	Booking Holdings Inc.[1]	151,531	307,167
	Charter Communications, Inc., Class A1	973,680	285,493
	Comcast Corp., Class A	8,685,000	284,955
	Ulta Beauty, Inc.[1]	700,000	163,422
	Other securities		281,844

			5,527,922

Health care	UnitedHealth Group Inc.	3,137,600	769,779
13.87%	Intuitive Surgical, Inc.[1]	940,500	450,010
	Regeneron Pharmaceuticals, Inc.[1]	1,194,000	411,918
	Humana Inc.	993,200	295,606
	Vertex Pharmaceuticals Inc.[1]	1,559,200	265,002
	Centene Corp.[1]	1,808,400	222,813
	Boston Scientific Corp.[1]	5,997,000	196,102
	Aetna Inc.	1,030,000	189,005
	Thermo Fisher Scientific Inc.	795,000	164,676
	Illumina, Inc.[1]	550,000	153,609
	Other securities		459,512

			3,578,032

Financials	Wells Fargo & Co.	9,990,454	553,871
9.93%	BlackRock, Inc.	539,000	268,983
	Goldman Sachs Group, Inc.	922,400	203,454
	JPMorgan Chase & Co.	1,947,000	202,877
	PNC Financial Services Group, Inc.	1,083,600	146,394
	Legal & General Group PLC	40,158,246	140,977
	Other securities		1,043,388

			2,559,944

52 American Funds Insurance Series

Growth Fund

Common stocks		Shares	Value (000)
Energy	EOG Resources, Inc.	2,402,400	$298,931
7.13%	Concho Resources Inc.[1]	1,870,000	258,714
	Noble Energy, Inc.	5,663,000	199,791
	Suncor Energy Inc.	4,588,116	186,714
	Pioneer Natural Resources Co.	810,000	153,284
	Other securities		740,517

			1,837,951

Industrials	TransDigm Group Inc.	524,000	180,853
4.15%	MTU Aero Engines AG	872,162	167,647
	Other securities		722,526

			1,071,026

Consumer staples	Kerry Group PLC, Class A	1,300,000	136,025
1.47%	Other securities		244,196

			380,221

Real estate	Equinix, Inc. REIT	399,000	171,526
1.04%	Other securities		97,412

			268,938

Other	Other securities		508,337

1.98%

Miscellaneous	Other common stocks in initial period of acquisition		454,883

1.76%	Total common stocks (cost: $14,033,329,000)		24,778,512

Convertible stocks 0.05%
Consumer	Other securities		11,351

discretionary	Total convertible stocks (cost: $10,650,000)		11,351

0.05%

Short-term securities 3.89%		Principal amount (000)
	Federal Home Loan Bank 1.80%–1.90% due 7/6/2018–9/10/2018	$ 345,300	344,813
	Pfizer Inc. 2.00%–2.11% due 8/16/2018–9/24/2018[2]	134,900	134,368
	Other securities		524,997

	Total short-term securities (cost: $1,004,230,000)		1,004,178

	Total investment securities 100.01% (cost: $15,048,209,000)		25,794,041
	Other assets less liabilities (0.01)%		(1,717)

	Net assets 100.00%		$25,792,324

American Funds Insurance Series 53

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $11,351,000, an aggregate cost of $10,650,000, and which represented .04% of the net assets of the fund) was acquired on 5/22/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. This was the only security valued under the fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $500,272,000, which represented 1.94% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

54 American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.37%		Shares	Value (000)
Financials	AIA Group Ltd.	37,525,700	$328,116
15.44%	HDFC Bank Ltd.[1]	7,804,100	240,177
	HDFC Bank Ltd. (ADR)	130,800	13,737
	Kotak Mahindra Bank Ltd.	6,186,048	121,252
	Prudential PLC	5,142,265	117,712
	Credit Suisse Group AG	5,523,789	83,390
	Sberbank of Russia PJSC (ADR)	4,739,150	68,410
	Axis Bank Ltd.[1,2,3]	8,530,055	58,662
	Axis Bank Ltd.	736,300	5,489
	Barclays PLC	24,242,926	60,470
	Other securities		421,283

			1,518,698

Industrials	Airbus SE, non-registered shares	2,926,849	342,686
13.19%	Rolls-Royce Holdings PLC[4]	10,539,900	137,459
	Ryanair Holdings PLC (ADR)[4]	991,700	113,282
	Yamato Holdings Co., Ltd.	3,294,395	97,122
	Melrose Industries PLC	30,195,733	84,763
	SMC Corp.	206,100	75,634
	Safran SA	549,000	66,709
	Other securities		379,506

			1,297,161

Information	Samsung Electronics Co., Ltd.	5,920,950	247,835
technology	Tencent Holdings Ltd.	4,549,687	228,366
12.12%	Alibaba Group Holding Ltd. (ADR)[4]	1,120,300	207,849
	ASML Holding NV	583,834	115,702
	Other securities		392,152

			1,191,904

Health care	Novartis AG	2,547,000	193,616
10.80%	Teva Pharmaceutical Industries Ltd. (ADR)	6,910,598	168,066
	Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,304,730	71,242
	Grifols, SA, Class A, non-registered shares	881,000	26,523
	Grifols, SA, Class B (ADR)	793,690	17,065
	Fresenius SE & Co. KGaA	1,193,000	95,851
	Daiichi Sankyo Co., Ltd.	2,362,000	90,392
	Shire PLC	1,572,150	88,492
	Chugai Pharmaceutical Co., Ltd.	1,254,500	65,833
	Hikma Pharmaceuticals PLC	3,044,380	60,307
	Other securities		184,569

			1,061,956

Consumer	Galaxy Entertainment Group Ltd.	15,379,000	119,083
discretionary	Kering SA	160,638	90,720
10.61%	Industria de Diseño Textil, SA	2,266,027	77,430
	Techtronic Industries Co. Ltd.	12,184,500	67,945
	Naspers Ltd., Class N	256,700	65,216
	Altice USA, Inc., Class A	3,588,171	61,214
	Other securities		562,620

			1,044,228

American Funds Insurance Series 55

International Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	Pernod Ricard SA	657,337	$107,393
8.06%	Associated British Foods PLC	2,671,488	96,534
	Nestlé SA	1,236,700	96,034
	British American Tobacco PLC	1,652,200	83,513
	AMOREPACIFIC Corp.	250,474	72,479
	Other securities		336,769

			792,722

Materials	Asahi Kasei Corp.	10,521,900	133,811
7.56%	Glencore PLC	27,556,500	131,651
	Vale SA, ordinary nominative (ADR)	9,574,966	122,751
	Vale SA, ordinary nominative	102,481	1,311
	First Quantum Minerals Ltd.	5,407,000	79,666
	Teck Resources Ltd., Class B	2,769,100	70,541
	Other securities		203,642

			743,373

Energy	Royal Dutch Shell PLC, Class B	2,675,000	95,796
4.66%	Royal Dutch Shell PLC, Class A	1,440,256	49,971
	Other securities		312,678

			458,445

Utilities	ENN Energy Holdings Ltd.	10,716,000	105,376
4.45%	China Gas Holdings Ltd.	22,790,000	91,647
	Ørsted AS	1,469,901	88,932
	Other securities		151,770

			437,725

Telecommunication	SoftBank Group Corp.	911,900	65,669
services	Other securities		87,669

1.56%			153,338

Real estate	Other securities		145,135

1.47%

Miscellaneous	Other common stocks in initial period of acquisition		142,545

1.45%	Total common stocks (cost: $7,100,559,000)		8,987,230

Rights & warrants 0.12%
Miscellaneous	Other rights & warrants in initial period of acquisition		12,024

0.12%	Total rights & warrants (cost: $13,714,000)		12,024

Bonds, notes & other debt instruments 0.64%		Principal amount (000)
Corporate bonds & notes 0.37%
Materials	First Quantum Minerals Ltd. 7.00%–7.25% 2021–2022[3]	$29,445	29,875
0.37%	Vale SA 6.88% 2036–2039	5,640	6,406

			36,281

56 American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.22%
	Other securities		$21,461

U.S. Treasury bonds & notes 0.05%
U.S. Treasury	Other securities		4,998

0.05%	Total bonds, notes & other debt instruments (cost: $55,941,000)		62,740

Short-term securities 8.00%
	Federal Home Loan Bank 1.83%–1.91% due 7/20/2018–9/7/2018	$227,500	227,067
	Wal-Mart Stores, Inc. 1.86% due 7/2/2018[3]	65,000	64,989
	Other securities		495,437

	Total short-term securities (cost: $787,483,000)		787,493

	Total investment securities 100.13% (cost: $7,957,697,000)		9,849,487
	Other assets less liabilities (0.13)%		(12,887)

	Net assets 100.00%		$9,836,600

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)

USD41,805	INR2,825,000	Bank of America, N.A.	7/17/2018	$662

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and

  “Other securities,“ was $346,890,000, which represented 3.53% of the net assets of the fund.

2Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

3Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $573,433,000, which represented 5.83% of the net assets of the fund.

4Security did not produce income during the last 12 months.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

Axis Bank Ltd.	1/15/2013-12/18/2017	$60,701	$58,662	.60%

Key to abbreviations and symbol

ADR = American Depositary Receipts

INR = Indian rupees

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series 57

New World Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 83.44%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.	9,770,000	$69,377
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	500,000	18,280
19.84%	PagSeguro Digital Ltd., Class A1	2,417,416	67,083
	Alphabet Inc., Class C1	42,900	47,862
	Alphabet Inc., Class A1	16,900	19,083
	Alibaba Group Holding Ltd. (ADR)[1]	332,237	61,640
	Samsung Electronics Co., Ltd.	600,000	25,114
	Samsung Electronics Co., Ltd., nonvoting preferred	362,500	12,246
	Broadcom Inc.	146,450	35,535
	Murata Manufacturing Co., Ltd.	181,300	30,491
	Baidu, Inc., Class A (ADR)[1]	122,800	29,840
	Renesas Electronics Corp.[1]	3,011,800	29,543
	TravelSky Technology Ltd., Class H1	8,784,956	25,586
	Mastercard Inc., Class A	116,500	22,895
	Temenos AG	141,500	21,433
	Other securities		158,557

			674,565

Financials	HDFC Bank Ltd.[2]	2,600,450	80,031
12.07%	AIA Group Ltd.	6,361,600	55,624
	B3 SA - Brasil, Bolsa, Balcao	7,898,000	41,673
	Grupo Financiero Galicia SA, Class B (ADR)	1,004,234	33,120
	Shriram Transport Finance Co. Ltd.	1,253,000	23,764
	Capitec Bank Holdings Ltd.	326,876	20,684
	Other securities		155,486

			410,382

Materials	First Quantum Minerals Ltd.	5,680,283	83,693
10.23%	Vale SA, ordinary nominative	4,093,786	52,380
	Randgold Resources Ltd.	529,600	40,678
	China Hongqiao Group Ltd.	27,221,000	25,675
	Aluminum Corp. of China Ltd., Class H1	57,800,000	25,490
	Other securities		119,838

			347,754

Consumer	Sony Corp.	700,000	35,811
discretionary	Maruti Suzuki India Ltd.	260,500	33,556
9.63%	MakeMyTrip Ltd., non-registered shares[1]	871,500	31,505
	General Motors Co.	542,000	21,355
	Other securities		205,323

			327,550

Energy	Reliance Industries Ltd.	13,230,790	187,788
9.01%	Royal Dutch Shell PLC, Class B	1,050,000	37,602
	Royal Dutch Shell PLC, Class A	21,628	750
	LUKOIL Oil Co. PJSC (ADR)	303,000	20,719
	Other securities		59,622

			306,481

Health care	Yunnan Baiyao Group Co., Ltd., Class A	2,417,912	39,035
6.96%	CSL Ltd.	209,500	29,864
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,360,410	26,991
	Other securities		140,763

			236,653

58 American Funds Insurance Series

New World Fund

Common stocks		Shares	Value (000)
Consumer staples	British American Tobacco PLC	1,557,000	$78,701
6.89%	CP ALL PCL, foreign registered	13,410,800	29,752
	Foshan Haitian Flavouring and Food Co. Ltd., Class A	2,250,000	25,009
	Lenta Ltd. (GDR)[1]	4,040,000	22,260
	Lenta Ltd. (GDR)[1,3]	244,500	1,347
	Nestlé SA	286,196	22,224
	Other securities		54,787

			234,080

Industrials	Airbus SE, non-registered shares	594,229	69,574
5.75%	Eicher Motors Ltd.	118,200	49,323
	Other securities		76,738

			195,635

Real estate	American Tower Corp. REIT	236,800	34,140
1.12%	Other securities		3,794

			37,934

Utilities	Other securities		36,168

1.06%

Telecommunication	China Unicom (Hong Kong) Ltd.	19,034,000	23,776
services	Other securities		6,121

0.88%			29,897

Miscellaneous	Other common stocks in initial period of acquisition		67

0.00%	Total common stocks (cost: $2,329,478,000)		2,837,166

Preferred securities 0.04%
Information	Other securities		1,340

technology	Total preferred securities (cost: $1,340,000)		1,340

0.04%

Rights & warrants 1.13%
Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,2,3]	2,330,000	25,898
1.13%	Other securities		12,561

			38,459

	Total rights & warrants (cost: $21,028,000)		38,459

Bonds, notes & other debt instruments 2.79%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.29%
	Other securities		77,892

Corporate bonds & notes 0.47%
Materials	Vale SA 6.25% 2026	$405	440

0.01%

American Funds Insurance Series 59

New World Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Other	Other securities		$15,659

0.46%

U.S. Treasury bonds & notes 0.03%
U.S. Treasury	Other securities		1,000

0.03%	Total bonds, notes & other debt instruments (cost: $100,554,000)		94,991

Short-term securities 12.06%
	Australia & New Zealand Banking Group, Ltd. 1.95% due 7/13/2018[3]	$40,000	39,970
	BASF SE 2.04% due 8/6/2018[3]	21,500	21,455
	CPPIB Capital Inc. 1.95% due 7/16/2018–7/23/2018	80,000	79,910
	Federal Home Loan Bank 1.77%–1.90% due 7/11/2018–8/13/2018	55,000	54,935
	Mizuho Bank, Ltd. 1.92% due 7/6/2018[3]	68,000	67,974
	Swedbank AB 1.85%–1.89% due 7/2/2018–7/5/2018	71,600	71,581
	Wal-Mart Stores, Inc. 1.93% due 7/2/2018[3]	25,000	24,996
	Other securities		49,196

	Total short-term securities (cost: $410,064,000)		410,017

	Total investment securities 99.46% (cost: $2,862,464,000)		3,381,973
	Other assets less liabilities 0.54%		18,251

	Net assets 100.00%		$3,400,224

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)

USD841	BRL3,000	JPMorgan Chase	7/9/2018	$68
USD113	MXN2,100	JPMorgan Chase	7/9/2018	7
USD1,766	BRL6,300	JPMorgan Chase	7/12/2018	143
USD4,296	INR289,525	JPMorgan Chase	7/12/2018	77
USD1,258	ZAR16,605	Goldman Sachs	7/12/2018	50
USD1,389	JPY153,000	Goldman Sachs	7/18/2018	5
JPY153,000	USD1,385	Goldman Sachs	7/18/2018	(1)
USD1,637	INR112,350	Citibank	7/24/2018	2
USD574	JPY63,000	Citibank	7/25/2018	4
USD1,798	INR120,000	Citibank	9/24/2018	66
USD968	EUR805	Bank of America, N.A.	12/13/2018	15
USD406	EUR320	Citibank	3/6/2019	24
USD531	EUR415	Goldman Sachs	3/8/2019	36
USD323	EUR255	Goldman Sachs	3/8/2019	19
USD1,396	EUR1,100	JPMorgan Chase	3/15/2019	84

				$599

60 American Funds Insurance Series

New World Fund

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was

  $156,809,000, which represented 4.61% of the net assets of the fund.

3Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $293,875,000, which represented 8.64% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

EUR = Euros

GDR = Global Depositary Receipts

INR = Indian rupees

JPY = Japanese yen

MXN = Mexican pesos

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series 61

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 96.18%		Shares	Value (000)
Health care	AbbVie Inc.	6,711,500	$621,820
21.70%	Amgen Inc.	1,616,800	298,445
	Abbott Laboratories	4,365,000	266,221
	Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	263,478
	Gilead Sciences, Inc.	3,369,312	238,682
	Medtronic PLC	900,000	77,049
	Bristol-Myers Squibb Co.	1,125,000	62,258
	Other securities		146,050

			1,974,003

Information	Intel Corp.	5,628,200	279,778
technology	Microsoft Corp.	2,805,000	276,601
15.45%	Alphabet Inc., Class A1	179,550	202,746
	Alphabet Inc., Class C1	17,500	19,524
	QUALCOMM Inc.	3,923,876	220,208
	Facebook, Inc., Class A1	714,000	138,744
	Apple Inc.	624,180	115,542
	Texas Instruments Inc.	780,000	85,995
	Other securities		66,794

			1,405,932

Industrials	CSX Corp.	3,919,000	249,954
10.97%	General Electric Co.	16,487,000	224,388
	General Dynamics Corp.	1,011,000	188,460
	Union Pacific Corp.	750,000	106,260
	Illinois Tool Works Inc.	650,000	90,051
	United Technologies Corp.	500,000	62,515
	Other securities		75,929

			997,557

Consumer staples	Altria Group, Inc.	4,155,000	235,963
10.46%	British American Tobacco PLC (ADR)	3,075,912	155,180
	Costco Wholesale Corp.	606,255	126,695
	Philip Morris International Inc.	1,365,000	110,210
	Kellogg Co.	792,000	55,337
	Coca-Cola Co.	1,250,000	54,825
	Kimberly-Clark Corp.	500,000	52,670
	Other securities		160,342

			951,222

Consumer	Twenty-First Century Fox, Inc., Class A	3,955,900	196,569
discretionary	Lowe’s Companies, Inc.	1,739,000	166,196
10.31%	CBS Corp., Class B	2,023,400	113,755
	Marriott International, Inc., Class A	626,500	79,315
	McDonald’s Corp.	500,000	78,345
	Viacom Inc., Class B	2,112,850	63,724
	Omnicom Group Inc.	750,000	57,202
	Other securities		182,748

			937,854

Financials	Wells Fargo & Co.	6,847,300	379,614
9.53%	JPMorgan Chase & Co.	1,763,200	183,725
	Charles Schwab Corp.	2,175,000	111,143
	Other securities		192,436

			866,918

62 American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks		Shares	Value (000)
Energy	EOG Resources, Inc.	2,160,500	$268,831
9.33%	Exxon Mobil Corp.	2,535,000	209,721
	Halliburton Co.	2,846,700	128,272
	Canadian Natural Resources, Ltd.	2,944,000	106,190
	Royal Dutch Shell PLC, Class B (ADR)	1,347,000	97,860
	Other securities		37,737

			848,611

Telecommunication	Verizon Communications Inc.	3,306,480	166,349
services	CenturyLink, Inc.	3,476,800	64,808
3.25%	AT&T Inc.	2,000,000	64,220

			295,377

Materials	Freeport-McMoRan Inc.	6,536,000	112,811
2.41%	Praxair, Inc.	552,000	87,299
	Other securities		19,474

			219,584

Utilities	Edison International	832,300	52,660
1.66%	Other securities		98,086

			150,746

Real estate	Other securities		74,396

0.82%

Miscellaneous	Other common stocks in initial period of acquisition		26,164

0.29%	Total common stocks (cost: $7,063,606,000)		8,748,364

Short-term securities 3.79%		Principal amount (000)
	Federal Home Loan Bank 1.78%–1.90% due 7/16/2018–8/17/2018	$ 124,100	123,925
	U.S. Treasury Bills 1.60%–1.99% due 7/19/2018–11/15/2018	59,500	59,119
	Other securities		161,576

	Total short-term securities (cost: $344,620,000)		344,620

	Total investment securities 99.97% (cost: $7,408,226,000)		9,092,984
	Other assets less liabilities 0.03%		2,890

	Net assets 100.00%		$9,095,874

American Funds Insurance Series 63

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $126,191,000, which represented 1.39% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

1Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

64 American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.19%		Shares	Value (000)
Information	Nintendo Co., Ltd.	249,000	$81,415
technology	Microsoft Corp.	641,000	63,209
23.49%	Taiwan Semiconductor Manufacturing Co., Ltd.	7,406,800	52,596
	United Microelectronics Corp.[1]	54,200,000	30,569
	Alphabet Inc., Class A2	16,800	18,970
	Alphabet Inc., Class C2	9,000	10,041
	Alibaba Group Holding Ltd. (ADR)[2]	154,500	28,664
	Murata Manufacturing Co., Ltd.	170,000	28,591
	Broadcom Inc.	117,500	28,510
	PagSeguro Digital Ltd., Class A2	998,752	27,715
	Facebook, Inc., Class A2	120,000	23,319
	AAC Technologies Holdings Inc.	1,503,500	21,176
	TE Connectivity Ltd.	200,000	18,012
	Temenos AG	101,000	15,298
	Other securities		29,975

			478,060

Industrials	Airbus SE, non-registered shares	503,000	58,893
10.10%	Boeing Co.	87,000	29,189
	Grupo Aeroportuario del Pacífico SAB de CV	2,930,000	27,130
	Deutsche Post AG	523,000	17,083
	Ryanair Holdings PLC (ADR)[2]	141,375	16,149
	Lockheed Martin Corp.	51,800	15,303
	Other securities		41,812

			205,559

Financials	Société Générale	497,000	20,961
9.51%	Prudential PLC	765,000	17,512
	AIA Group Ltd.	1,860,000	16,263
	Other securities		138,790

			193,526

Health care	UnitedHealth Group Inc.	203,300	49,878
8.61%	Merck & Co., Inc.	437,000	26,526
	Centene Corp.[2]	212,000	26,120
	Hologic, Inc.[2]	400,000	15,900
	Other securities		56,769

			175,193

Consumer	Home Depot, Inc.	122,000	23,802
discretionary	Amazon.com, Inc.[2]	14,000	23,797
8.10%	Las Vegas Sands Corp.	250,000	19,090
	Vivendi SA	715,200	17,539
	Nitori Holdings Co., Ltd.	105,000	16,388
	Other securities		64,286

			164,902

Materials	Century Aluminum Co.[2]	2,275,000	35,831
8.06%	Randgold Resources Ltd.	271,100	20,823
	Vale SA, ordinary nominative	1,075,000	13,755
	Vale SA, ordinary nominative (ADR)	505,000	6,474
	BHP Billiton PLC	800,000	18,012
	DowDuPont Inc.	232,044	15,296
	Other securities		53,905

			164,096

American Funds Insurance Series 65

Global Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	British American Tobacco PLC	1,335,000	$67,479
6.97%	Nestlé SA	258,700	20,089
	Other securities		54,236

			141,804

Energy	Reliance Industries Ltd.	2,915,148	41,375
5.89%	BP PLC	3,730,000	28,468
	Royal Dutch Shell PLC, Class B	325,000	11,639
	Royal Dutch Shell PLC, Class B (ADR)	150,000	10,897
	Coal India Ltd.	4,310,000	16,629
	Other securities		10,861

			119,869

Real estate	MGM Growth Properties LLC REIT, Class A	676,200	20,597
2.99%	Gaming and Leisure Properties, Inc. REIT	425,000	15,215
	Other securities		24,992

			60,804

Telecommunication	Verizon Communications Inc.	435,000	21,885
services	Other securities		11,328

1.63%			33,213

Utilities	Ørsted AS	491,552	29,740

1.46%			29,740

Miscellaneous	Other common stocks in initial period of acquisition		89,264

4.38%	Total common stocks (cost: $1,429,021,000)		1,856,030

Rights & warrants 0.01%
Miscellaneous	Other rights & warrants in initial period of acquisition		154

0.01%	Total rights & warrants (cost: $163,000)		154

Bonds, notes & other debt instruments 2.03%		Principal amount (000)
Corporate bonds & notes 1.98%
Telecommunication	Sprint Corp. 7.25% 2021	$ 33,000	34,402

services
1.69%

Health care	Other securities		5,815

0.29%

U.S. Treasury bonds & notes 0.05%
U.S. Treasury	Other securities		1,000

0.05%	Total bonds, notes & other debt instruments (cost: $39,059,000)		41,217

66 American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 6.47%	Principal amount (000)	Value (000)
American Honda Finance Corp. 2.15% due 9/10/2018	$15,000	$14,935
Federal Home Loan Bank 1.84% due 8/1/2018	25,000	24,963
Société Générale 1.79% due 7/2/2018[3]	10,000	9,999
Swedbank AB 1.85%–1.89% due 7/2/2018–7/5/2018	47,300	47,289
Other securities		34,469

Total short-term securities (cost: $131,662,000)		131,655

Total investment securities 99.70% (cost: $1,599,905,000)		2,029,056
Other assets less liabilities 0.30%		6,177

Net assets 100.00%		$2,035,233

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security, including those in “Other securities,“ was

  $30,569,000, which represented 1.50% of the net assets of the fund.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,468,000, which represented 2.18% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series 67

Growth-Income Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 91.65%		Shares	Value (000)
Information	Alphabet Inc., Class A1	568,300	$641,719
technology	Alphabet Inc., Class C1	377,284	420,917
18.09%	Microsoft Corp.	9,316,400	918,690
	Facebook, Inc., Class A1	3,498,600	679,848
	Intel Corp.	9,190,900	456,880
	Texas Instruments Inc.	3,340,982	368,343
	Broadcom Inc.	1,495,784	362,937
	Accenture PLC, Class A	1,504,900	246,187
	QUALCOMM Inc.	4,173,975	234,243
	Mastercard Inc., Class A	1,100,000	216,172
	Other securities		1,160,801

			5,706,737

Consumer	Netflix, Inc.[1]	2,982,977	1,167,627
discretionary	Amazon.com, Inc.[1]	593,500	1,008,831
13.59%	Twenty-First Century Fox, Inc., Class A	5,441,000	270,363
	NIKE, Inc., Class B	2,901,200	231,168
	Home Depot, Inc.	1,132,420	220,935
	Comcast Corp., Class A	5,856,200	192,142
	Other securities		1,196,267

			4,287,333

Health care	AbbVie Inc.	6,563,841	608,140
13.51%	UnitedHealth Group Inc.	2,170,668	532,552
	Amgen Inc.	2,470,983	456,119
	Gilead Sciences, Inc.	5,535,100	392,106
	Abbott Laboratories	5,184,269	316,189
	Express Scripts Holding Co.[1]	3,410,324	263,311
	Merck & Co., Inc.	3,714,380	225,463
	Stryker Corp.	1,091,544	184,318
	Other securities		1,283,937

			4,262,135

Financials	JPMorgan Chase & Co.	4,733,030	493,182
10.67%	Wells Fargo & Co.	6,382,100	353,824
	Bank of New York Mellon Corp.	4,570,400	246,482
	Intercontinental Exchange, Inc.	3,073,355	226,045
	State Street Corp.	1,795,500	167,143
	Other securities		1,879,262

			3,365,938

Industrials	General Dynamics Corp.	2,035,000	379,344
10.20%	Airbus SE, non-registered shares	2,782,764	325,816
	BWX Technologies, Inc.	4,908,579	305,903
	Textron Inc.	3,885,077	256,065
	CSX Corp.	3,362,000	214,428
	Other securities		1,738,228

			3,219,784

Consumer staples	Coca-Cola Co.	7,063,100	309,787
7.97%	British American Tobacco PLC	5,192,860	262,481
	British American Tobacco PLC (ADR)	494,440	24,944
	Lamb Weston Holdings, Inc.	3,533,000	242,046

68 American Funds Insurance Series

Growth-Income Fund

Common stocks		Shares	Value (000)
	Altria Group, Inc.	3,588,000	$203,762
	Philip Morris International Inc.	2,192,170	176,996
	Other securities		1,295,505

			2,515,521

Energy	Exxon Mobil Corp.	4,034,000	333,733
6.39%	Chevron Corp.	2,337,200	295,492
	EOG Resources, Inc.	1,548,300	192,655
	Other securities		1,194,581

			2,016,461

Materials	Celanese Corp., Series A	2,573,233	285,783
4.02%	Vale SA, ordinary nominative (ADR)	17,367,884	222,656
	Vale SA, ordinary nominative	3,570,848	45,689
	DowDuPont Inc.	3,737,900	246,403
	Other securities		467,365

			1,267,896

Real estate	Crown Castle International Corp. REIT	1,548,200	166,927
1.63%	Other securities		347,788

			514,715

Utilities	Sempra Energy	2,112,942	245,334
1.39%	Other securities		194,779

			440,113

Telecommunication	Verizon Communications Inc.	7,348,400	369,698
services	Other securities		34,522

1.28%			404,220

Mutual funds	Other securities		57,781

0.18%

Miscellaneous	Other common stocks in initial period of acquisition		860,215

2.73%	Total common stocks (cost: $20,259,215,000)		28,918,849

Convertible stocks 0.06%
Financials	Other securities		7,305

0.02%

Miscellaneous	Other convertible stocks in initial period of acquisition		11,888

0.04%	Total convertible stocks (cost: $18,683,000)		19,193

Convertible bonds 0.14%		Principal amount (000)
Energy	Other securities		42,780

0.14%	Total convertible bonds (cost: $43,359,000)		42,780

American Funds Insurance Series 69

Growth-Income Fund

Short-term securities 7.88%	Principal amount (000)	Value (000)
Chevron Corp. 2.05% due 9/17/2018[2]	$ 50,000	$49,772
ExxonMobil Corp. 1.97%–2.02% due 8/14/2018–8/27/2018	95,500	95,219
Federal Home Loan Bank 1.70%–1.91% due 7/5/2018–8/29/2018	856,000	854,806
General Dynamics Corp. 2.03% due 8/8/2018[2]	25,000	24,943
Intel Corp. 1.98% due 8/7/2018[2]	75,000	74,839
U.S. Treasury Bills 1.61%–2.00% due 7/12/2018–11/15/2018	691,200	687,916
Other securities		700,692

Total short-term securities (cost: $2,488,142,000)		2,488,187

Total investment securities 99.73% (cost: $22,809,399,000)		31,469,009
Other assets less liabilities 0.27%		84,011

Net assets 100.00%		$31,553,020

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $155,786,000, which represented .49% of the net assets of the fund. One security in “Other securities” (with a value of $7,305,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $748,339,000, which represented 2.37% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

70 American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 90.64%		Shares	Value (000)
Financials	HDFC Bank Ltd.[1]	1,228,800	$37,817
20.57%	Zurich Insurance Group AG	92,200	27,382
	Banco Santander, SA	4,488,061	24,067
	BNP Paribas SA	300,300	18,653
	Prudential PLC	738,000	16,894
	KB Financial Group Inc.	356,500	16,889
	AIA Group Ltd.	1,833,000	16,027
	Swedbank AB, Class A	611,000	13,084
	Sumitomo Mitsui Financial Group, Inc.	308,000	11,979
	Sberbank of Russia PJSC (ADR)	802,660	11,586
	Intesa Sanpaolo SpA	3,590,000	10,424
	Other securities		96,746

			301,548

Health care	Novartis AG	426,145	32,394
9.93%	Hikma Pharmaceuticals PLC	1,317,700	26,103
	Fresenius SE & Co. KGaA	286,000	22,979
	Daiichi Sankyo Co., Ltd.	561,000	21,469
	Teva Pharmaceutical Industries Ltd. (ADR)	662,000	16,100
	Essilor International SA	100,072	14,129
	Other securities		12,304

			145,478

Information	Samsung Electronics Co., Ltd.	646,634	27,066
technology	Tencent Holdings Ltd.	440,700	22,120
8.93%	Lenovo Group Ltd.	35,600,000	19,285
	Yandex NV, Class A2	470,000	16,873
	Tokyo Electron Ltd.	63,700	10,943
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,464,000	10,396
	Other securities		24,237

			130,920

Materials	Rio Tinto PLC	1,098,800	60,920
8.49%	Vale SA, ordinary nominative (ADR)	1,701,000	21,807
	Yara International ASA	343,000	14,235
	Other securities		27,394

			124,356

Consumer staples	British American Tobacco PLC	931,402	47,079
7.81%	Pernod Ricard SA	128,650	21,018
	Imperial Brands PLC	316,016	11,770
	Other securities		34,654

			114,521

Industrials	Airbus SE, non-registered shares	253,960	29,734
7.33%	Shanghai International Airport Co., Ltd., Class A	3,256,033	27,266
	ASSA ABLOY AB, Class B	681,100	14,517
	Rolls-Royce Holdings PLC[2]	838,400	10,934
	Other securities		24,963

			107,414

American Funds Insurance Series 71

International Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Energy	Royal Dutch Shell PLC, Class A	1,933,691	$67,091
7.05%	Royal Dutch Shell PLC, Class B	89,900	3,219
	TOTAL SA	305,299	18,615
	Other securities		14,420

			103,345

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	48,000	15,987
discretionary	NEXT PLC	131,000	10,460
6.21%	Naspers Ltd., Class N	41,000	10,416
	Other securities		54,159

			91,022

Utilities	Ørsted AS	441,200	26,694
5.92%	EDP - Energias de Portugal, SA	4,019,498	15,960
	Other securities		44,042

			86,696

Real estate	Sun Hung Kai Properties Ltd.	1,760,000	26,561
4.57%	Daito Trust Construction Co., Ltd.	95,500	15,535
	CK Asset Holdings Ltd.	1,797,348	14,272
	China Resources Land Ltd.	3,162,000	10,660

			67,028

Telecommunication	Nippon Telegraph and Telephone Corp.	409,800	18,640
services	BT Group PLC	4,859,461	13,968
2.75%	Other securities		7,733

			40,341

Miscellaneous	Other common stocks in initial period of acquisition		15,814

1.08%	Total common stocks (cost: $1,219,768,000)		1,328,483

Bonds, notes & other debt instruments 1.39%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.84%
	Other securities		12,357

Corporate bonds & notes 0.52%
Energy	Other securities		4,223

0.29%

Health care	Teva Pharmaceutical Finance Company BV 3.15%–4.10% 2026–2046	$2,220	1,685
0.23%	Other securities		1,725

			3,410

	Total corporate bonds & notes		7,633

U.S. Treasury bonds & notes 0.03%
U.S. Treasury	Other securities		420

0.03%	Total bonds, notes & other debt instruments (cost: $21,587,000)		20,410

72 American Funds Insurance Series

International Growth and Income Fund

Short-term securities 7.70%	Principal amount (000)	Value (000)
Mizuho Bank, Ltd. 2.05% due 8/7/2018[3]	$17,200	$17,162
Nestlé Capital Corp. 2.08% due 9/4/2018[3]	15,200	15,143
Société Générale 1.79% due 7/2/2018[3]	21,000	20,997
Swedbank AB 2.21%–2.22% due 9/18/2018–9/24/2018	41,800	41,588
Other securities		17,953

Total short-term securities (cost: $112,845,000)		112,843

Total investment securities 99.73% (cost: $1,354,200,000)		1,461,736
Other assets less liabilities 0.27%		3,946

Net assets 100.00%		$1,465,682

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $3,924,000, an aggregate cost of $4,634,000, and which represented .27% of the net assets of the fund) was acquired on 12/18/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was

  $41,741,000, which represented 2.85% of the net assets of the fund.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $72,424,000,

  which represented 4.94% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series 73

Capital Income Builder

Summary investment portfolio June 30, 2018	unaudited

Common stocks 67.25%		Shares	Value (000)
Financials	Wells Fargo & Co.	164,800	$9,137
9.87%	CME Group Inc., Class A	48,916	8,018
	Sampo Oyj, Class A	107,469	5,246
	Swedbank AB, Class A	166,138	3,558
	Other securities		38,094

			64,053

Energy	Royal Dutch Shell PLC, Class B	303,840	10,881
8.87%	Royal Dutch Shell PLC, Class B (ADR)	8,500	618
	Royal Dutch Shell PLC, Class A	101	3
	Enbridge Inc. (CAD denominated)	229,370	8,200
	Enbridge Inc. (CAD denominated)[1]	12,969	464
	Schlumberger Ltd.	119,800	8,030
	Occidental Petroleum Corp.	89,300	7,473
	Kinder Morgan, Inc.	359,000	6,343
	Williams Companies, Inc.	215,800	5,850
	Other securities		9,738

			57,600

Information	Microsoft Corp.	132,120	13,028
technology	QUALCOMM Inc.	185,600	10,416
8.55%	Taiwan Semiconductor Manufacturing Co., Ltd.	1,005,800	7,142
	Intel Corp.	135,200	6,721
	Broadcom Inc.	23,100	5,605
	Other securities		12,574

			55,486

Consumer staples	Diageo PLC	259,500	9,322
8.18%	British American Tobacco PLC	155,000	7,835
	Philip Morris International Inc.	86,020	6,945
	Coca-Cola Co.	148,000	6,491
	Imperial Brands PLC	141,500	5,270
	Other securities		17,231

			53,094

Real estate	American Tower Corp. REIT	87,769	12,654
6.41%	Crown Castle International Corp. REIT	76,900	8,291
	Digital Realty Trust, Inc. REIT	51,200	5,713
	Other securities		14,977

			41,635

Consumer	Las Vegas Sands Corp.	176,600	13,484
discretionary	Greene King PLC	948,000	7,202
6.22%	Sands China Ltd.	1,018,800	5,448
	Other securities		14,227

			40,361

Utilities	SSE PLC	477,689	8,542
4.50%	Enel SPA	1,160,877	6,449
	Other securities		14,213

			29,204

74 American Funds Insurance Series

Capital Income Builder

Common stocks		Shares	Value (000)
Telecommunication	Vodafone Group PLC	4,255,100	$10,323
services	HKT Trust and HKT Ltd., units	4,775,340	6,099
4.35%	Other securities		11,833

			28,255

Industrials	Airbus SE, non-registered shares	88,814	10,398
3.59%	Boeing Co.	17,600	5,905
	Other securities		6,977

			23,280

Health care	AstraZeneca PLC (ADR)	113,500	3,985
3.54%	AstraZeneca PLC	39,300	2,725
	Roche Holding AG, non-registered shares, nonvoting	23,575	5,250
	Other securities		11,015

			22,975

Materials	DowDuPont Inc.	84,800	5,590
1.82%	Other securities		6,253

			11,843

Miscellaneous	Other common stocks in initial period of acquisition		8,754

1.35%	Total common stocks (cost: $424,055,000)		436,540

Convertible stocks 0.72%
Utilities	Other securities		2,477

0.38%

Real estate	Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	2,231	2,229

0.34%	Total convertible stocks (cost: $4,742,000)		4,706

Bonds, notes & other debt instruments 23.54%		Principal amount (000)
U.S. Treasury bonds & notes 13.04%
U.S. Treasury	U.S. Treasury 1.625% 2022	$ 6,050	5,793
12.25%	U.S. Treasury 1.875% 2022	9,000	8,711
	U.S. Treasury 2.00% 2022	15,000	14,561
	U.S. Treasury 2.125% 2022	8,800	8,576
	U.S. Treasury 2.00% 2025	13,200	12,499
	U.S. Treasury, principal only, 0% 2047	12,400	5,206
	U.S. Treasury 1.75%–8.00% 2021–2048	24,283	24,184

			79,530

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.38%–0.50% 2027–2028[2]	5,952	5,092

inflation-protected	Total U.S. Treasury bonds & notes		84,622

securities
0.79%

American Funds Insurance Series 75

Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations 7.08%
Federal agency	Fannie Mae 4.00% 2047[3]	$ 9,639	$9,848
mortgage-backed	Fannie Mae 4.50% 2048[3]	7,956	8,337
obligations	Fannie Mae 4.50% 2048[3]	5,975	6,261
6.88%	Fannie Mae 4.00% 2046–2047[3]	1,966	2,009
	Freddie Mac 4.50% 2048[3,4]	5,552	5,768
	Other securities		12,479

			44,702

Other	Other securities		1,279

0.20%	Total mortgage-backed obligations		45,981

Corporate bonds & notes 3.34%
Financials	CME Group Inc. 4.15% 2048	200	203
1.26%	Wells Fargo & Co. 3.55%–4.60% 2021–2025	399	406
	Other securities		7,600

			8,209

Utilities	Enel Finance International SA 3.625% 2027[1]	215	197
0.51%	Other securities		3,102

			3,299

Consumer staples	British American Tobacco PLC 3.56%–4.54% 2027–2047[1]	750	700
0.36%	Reynolds American Inc. 6.875% 2020	300	318
	Other securities		1,319

			2,337

Energy	Kinder Morgan, Inc. 4.30%–5.55% 2028–2045	250	252
0.28%	Other securities		1,545

			1,797

Telecommunication	Vodafone Group PLC 3.75%–5.25% 2024–2048	650	647
services	Other securities		1,093

0.27%			1,740

Other	Other securities		4,314

0.66%	Total corporate bonds & notes		21,696

Asset-backed obligations 0.08%
	Other securities		494

	Total bonds, notes & other debt instruments (cost: $155,499,000)		152,793

Short-term securities 9.94%
	Eli Lilly and Co. 1.97% due 7/18/2018[1]	7,800	7,792
	Emerson Electric Co. 1.92%–1.99% due 7/23/2018–8/8/2018[1]	13,500	13,477
	Federal Home Loan Bank 1.80%–1.88% due 7/6/2018–8/2/2018	10,700	10,687
	Kimberly-Clark Corp. 1.95% due 7/11/2018[1]	7,800	7,795

76 American Funds Insurance Series

Capital Income Builder

Short-term securities	Principal amount (000)	Value (000)
Swedbank AB 1.85% due 7/2/2018	$10,000	$9,998
Tennessee Valley Authority 1.88% due 7/17/2018	5,800	5,795
Other securities		8,987

Total short-term securities (cost: $64,536,000)		64,531

Total investment securities 101.45% (cost: $648,832,000)		658,570
Other assets less liabilities (1.45)%		(9,433)

Net assets 100.00%		$649,137

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $424,000, which represented .07% of the net assets of the fund. This amount includes $156,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $45,324,000, which represented 6.98% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Purchased on a TBA basis.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series 77

Asset Allocation Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 62.22%		Shares	Value (000)
Information	Microsoft Corp.	7,220,000	$711,964
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	14,251,000	521,016
17.01%	Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	61,069
	ASML Holding NV (New York registered)	2,202,100	435,950
	VeriSign, Inc.[1]	3,140,000	431,499
	Broadcom Inc.	1,458,000	353,769
	Intel Corp.	6,945,000	345,236
	Intuit Inc.	1,100,000	224,735
	Facebook, Inc., Class A1	986,000	191,600
	Western Digital Corp.	2,400,000	185,784
	QUALCOMM Inc.	3,000,000	168,360
	Other securities		779,358

			4,410,340

Health care	UnitedHealth Group Inc.	2,390,000	586,362
10.18%	Johnson & Johnson	2,900,000	351,886
	Humana Inc.	965,000	287,213
	Aetna Inc.	1,400,000	256,900
	Express Scripts Holding Co.[1]	3,100,000	239,351
	AbbVie Inc.	2,329,000	215,782
	Molina Healthcare, Inc.[1]	1,500,000	146,910
	Other securities		556,024

			2,640,428

Financials	Wells Fargo & Co.	5,906,400	327,451
8.77%	Chubb Ltd.	2,450,000	311,199
	First Republic Bank	2,580,000	249,718
	Arch Capital Group Ltd.[1]	8,496,000	224,804
	JPMorgan Chase & Co.	2,100,000	218,820
	Bank of America Corp.	6,000,000	169,140
	Citigroup Inc.	2,500,000	167,300
	Other securities		605,510

			2,273,942

Consumer	Home Depot, Inc.	1,400,000	273,140
discretionary	Comcast Corp., Class A	7,550,000	247,715
6.64%	Newell Brands Inc.	7,100,000	183,109
	Amazon.com, Inc.[1]	105,000	178,479
	VF Corp.	2,000,000	163,040
	NIKE, Inc., Class B	1,980,000	157,766
	General Motors Co.	4,000,000	157,600
	Other securities		360,177

			1,721,026

Energy	Noble Energy, Inc.	10,500,000	370,440
6.40%	Cenovus Energy Inc.	22,000,000	228,426
	Weatherford International PLC[1,2]	56,000,000	184,240
	Royal Dutch Shell PLC, Class B (ADR)	2,465,000	179,082
	Suncor Energy Inc.	4,000,000	162,781
	Other securities		533,917

			1,658,886

Materials	DowDuPont Inc.	5,904,000	389,192
4.18%	LyondellBasell Industries NV	1,700,000	186,745
	Other securities		508,780

			1,084,717

78 American Funds Insurance Series

Asset Allocation Fund

Common stocks		Shares	Value (000)
Consumer staples	Nestlé SA	3,508,230	$272,425
4.18%	Nestlé SA (ADR)	900,000	69,687
	Philip Morris International Inc.	3,660,000	295,508
	Other securities		446,320

			1,083,940

Industrials	Lockheed Martin Corp.	1,162,000	343,290
2.93%	Boeing Co.	939,000	315,044
	Other securities		102,113

			760,447

Real estate	Other securities		322,756

1.25%

Telecommunication	Other securities		84,344

services
0.33%

Miscellaneous	Other common stocks in initial period of acquisition		89,771

0.35%	Total common stocks (cost: $11,561,535,000)		16,130,597

Rights & warrants 0.00%
Other	Other securities		328

0.00%	Total rights & warrants (cost: $47,000)		328

Convertible stocks 0.02%
Industrials	Other securities		6,074

0.02%	Total convertible stocks (cost: $4,800,000)		6,074

Bonds, notes & other debt instruments 25.86%		Principal amount (000)
U.S. Treasury bonds & notes 11.21%
U.S. Treasury	U.S. Treasury 1.50% 2019	$400,000	398,400
8.86%	U.S. Treasury 1.25% 2020[3]	298,117	292,429
	U.S. Treasury 0.88%–4.75% 2019–2048[3]	1,641,455	1,606,273

			2,297,102

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	219,227	219,008
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[3,4]	137,881	153,890
securities	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2047[4]	254,334	236,555

2.35%			609,453

	Total U.S. Treasury bonds & notes		2,906,555

Corporate bonds & notes 8.96%
Energy	Noble Energy, Inc. 4.95% 2047	2,000	2,008
1.60%	Other securities		414,124

			416,132

American Funds Insurance Series 79

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$6,905	$6,802
1.52%	Wells Fargo & Co. 2.50%–3.58% 2021–2028[5]	17,934	17,268
	Other securities		368,971

			393,041

Health care	Johnson & Johnson 2.25%–3.75% 2022–2047	6,785	6,587
1.29%	Other securities		329,360

			335,947

Consumer	Home Depot, Inc. 1.80%–4.25% 2020–2046	6,915	6,881
discretionary	Other securities		208,212

0.83%			215,093

Consumer staples	Philip Morris International Inc. 1.88%–4.25% 2020–2044	15,405	14,919
0.58%	Other securities		136,290

			151,209

Industrials	Lockheed Martin Corp. 2.50%–3.55% 2020–2026	10,050	9,914
0.52%	Other securities		124,497

			134,411

Information	Broadcom Ltd. 2.38%–3.88% 2020–2027	7,215	6,933
technology	Microsoft Corp. 4.10%–4.20% 2035–2037	7,000	7,360
0.36%	Other securities		78,081

			92,374

Other	Other securities		585,790

2.26%	Total corporate bonds & notes		2,323,997

Mortgage-backed obligations 4.92%
Federal agency	Fannie Mae 0%–7.50% 2021–2048[6,7,8]	658,492	667,209
mortgage-backed	Freddie Mac 1.69%–5.57% 2022–2048[6,7,8]	117,136	116,126
obligations	Other securities		455,037

4.79%			1,238,372

Other	Other securities		36,800

0.13%	Total mortgage-backed obligations		1,275,172

Federal agency bonds & notes 0.06%
	Fannie Mae 1.88%–2.00% 2022–2026	16,000	14,806

Other 0.71%
	Other securities		184,999

	Total bonds, notes & other debt instruments (cost: $6,798,575,000)		6,705,529

80 American Funds Insurance Series

Asset Allocation Fund

Short-term securities 13.98%	Principal amount (000)	Value (000)
ExxonMobil Corp. 1.97%–1.99% due 8/8/2018–8/22/2018	$190,200	$189,723
Fannie Mae 1.84%–1.85% due 7/30/2018–8/6/2018	150,000	149,759
Federal Home Loan Bank 1.72%–1.93% due 7/3/2018–9/25/2018	1,200,300	1,197,989
Freddie Mac 1.76%–1.88% due 7/18/2018–8/21/2018	210,500	210,106
U.S. Treasury Bills 1.59%–1.99% due 7/5/2018–11/1/2018	827,900	826,282
Other securities		1,050,277

Total short-term securities (cost: $3,624,076,000)		3,624,136

Total investment securities 102.08% (cost: $21,989,033,000)		26,466,664
Other assets less liabilities (2.08)%		(539,492)

Net assets 100.00%		$25,927,172

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $39,910,000, which represented .15% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,314,000, which represented .19% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $32,685,000, an aggregate cost of $35,862,000, and which represented .13% of the net assets of the fund) were acquired from through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[9] )	Value at 6/30/2018 (000	[10] )	Unrealized depreciation at 6/30/2018 (000)
2 Year U.S. Treasury Note Futures	Long	1,225	October 2018	$245,000		$259,490		$(106)
30 Year Ultra U.S. Treasury Bond Futures	Short	110	September 2018	(11,000)		(17,552)		(162)

								$(268)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.8915%	U.S. EFFR	9/26/2018	$3,500,000	$(242)	$–	$(242)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(1,636)	–	(1,636)
U.S. EFFR	2.165%	4/3/2020	100,000	332	–	332
U.S. EFFR	2.174%	4/4/2020	127,900	411	–	411
U.S. EFFR	2.19%	4/6/2020	84,700	249	–	249
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(14)	–	(14)
2.929%	3-month USD-LIBOR	3/27/2048	25,000	(6)	–	(6)
U.S. EFFR	2.4775%	3/27/2048	25,000	(79)	–	(79)

					$–	$(985)

American Funds Insurance Series 81

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 1.15%
Consumer discretionary 0.44%
Dillard’s, Inc., Class A (USA)[11]	807,618	392,382	–	1,200,000	$–	$38,379	$222	$113,400

Energy 0.71%
Weatherford International PLC[1,11]	56,000,000	–	–	56,000,000	–	(49,280)	–	184,240

Total common stocks								297,640

Bonds, notes & other debt instruments 0.10%
Energy 0.10%
Weatherford International PLC 4.50% 2022	$2,670,000	$2,700,000	–	$5,370,000	–	31	156	4,956
Weatherford International PLC 8.25% 2023	$5,500,000	$300,000	–	$5,800,000	–	(100)	239	5,769
Weatherford International PLC 9.875% 2024	–	$1,000,000	–	$1,000,000	–	3	37	1,015
Weatherford International PLC 9.875% 2025[12]	–	$2,550,000	–	$2,550,000	–	42	86	2,575
Weatherford International PLC 6.50% 2036	$7,595,000	–	–	$7,595,000	–	(513)	258	5,981
Weatherford International PLC 6.75% 2040	$7,825,000	–	–	$7,825,000	–	(227)	274	6,240
								26,536

Total 1.25%					$–	$(11,665)	$1,272	$324,176

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

 1Security did not produce income during the last 12 months.

 2Represents an affiliated company as defined under the Investment Company Act of 1940.

 3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,226,000, which represented .02% of the net assets of the fund.

 4Index-linked bond whose principal amount moves with a government price index.

 5Step bond; coupon rate may change at a later date.

 6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

 7Coupon rate may change periodically.

 8Purchased on a TBA basis.

 9Notional amount is calculated based on the number of contracts and notional contract size.

10Value is calculated based on the notional amount and current market price.

11This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2017; it was not publicly disclosed.

12Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,806,485,000, which represented 6.97% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

82 American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio June 30, 2018	unaudited

Common stocks 61.82%		Shares	Value (000)
Information	Nintendo Co., Ltd.	19,800	$6,474
technology	ASML Holding NV	31,500	6,242
12.76%	PagSeguro Digital Ltd., Class A1	220,528	6,120
	Microsoft Corp.	53,500	5,276
	Taiwan Semiconductor Manufacturing Co., Ltd.	697,000	4,949
	Temenos AG	25,000	3,787
	Broadcom Inc.	13,650	3,312
	TravelSky Technology Ltd., Class H1	860,000	2,505
	Keyence Corp.	4,400	2,486
	Amphenol Corp., Class A	24,000	2,091
	Other securities		6,170

			49,412

Financials	HSBC Holdings PLC (GBP denominated)	539,633	5,061
7.82%	JPMorgan Chase & Co.	44,670	4,655
	Wells Fargo & Co.	47,900	2,656
	HDFC Bank Ltd. (ADR)	21,605	2,269
	Credicorp Ltd.	10,050	2,262
	AIA Group Ltd.	250,000	2,186
	Other securities		11,216

			30,305

Health care	Humana Inc.	20,830	6,200
6.34%	Merck & Co., Inc.	62,870	3,816
	Fisher & Paykel Healthcare Corp. Ltd.	204,000	2,057
	Other securities		12,488

			24,561

Industrials	Boeing Co.	15,750	5,284
6.29%	ASSA ABLOY AB, Class B	118,000	2,515
	Flughafen Zürich AG	12,235	2,501
	Ryanair Holdings PLC (ADR)[1]	20,600	2,353
	Edenred SA	65,000	2,054
	Other securities		9,672

			24,379

Energy	Royal Dutch Shell PLC, Class B	125,700	4,502
5.73%	ConocoPhillips	56,006	3,899
	TOTAL SA	45,200	2,756
	LUKOIL Oil Co. PJSC (ADR)	39,800	2,722
	Enbridge Inc. (CAD denominated)	50,869	1,818
	Enbridge Inc. (CAD denominated)[2]	16,157	578
	Other securities		5,935

			22,210

Consumer	Amazon.com, Inc.[1]	3,150	5,354
discretionary	Ocado Group PLC[1]	259,500	3,519
5.73%	Wynn Resorts, Ltd.	13,000	2,175
	LVMH Moët Hennessy-Louis Vuitton SE	6,100	2,032
	Other securities		9,114

			22,194

American Funds Insurance Series 83

Global Balanced Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	Philip Morris International Inc.	50,800	$4,102
4.89%	British American Tobacco PLC	76,900	3,887
	Nestlé SA	43,800	3,401
	Other securities		7,569

			18,959

Materials	DowDuPont Inc.	37,848	2,495
3.44%	Linde AG, non-registered shares	8,900	2,125
	Other securities		8,710

			13,330

Real estate	Gaming and Leisure Properties, Inc. REIT	59,720	2,138
2.38%	Other securities		7,066

			9,204

Utilities	ENN Energy Holdings Ltd.	232,000	2,281
1.78%	Ørsted AS	33,800	2,045
	Other securities		2,578

			6,904

Miscellaneous	Other common stocks in initial period of acquisition		18,045

4.66%	Total common stocks (cost: $189,305,000)		239,503

Bonds, notes & other debt instruments 33.32%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 15.27%
	Japan, Series 346, 0.10% 2027	¥ 435,600	3,972
	Japan 0.10%–2.30% 2018–2047[3]	1,001,824	9,760
	Poland (Republic of) 3.25%–5.75% 2020–2025	PLN14,140	4,031
	United Mexican States 4.00%–10.00% 2020–2042[3]	MXN64,405	3,142
	United Mexican States 3.75%–4.60% 2027–2046	$ 600	570
	Other securities		37,685

			59,160

U.S. Treasury bonds & notes 10.47%
U.S. Treasury	U.S. Treasury 1.625% 2022	2,850	2,729
8.20%	U.S. Treasury 2.25% 2027	2,800	2,663
	U.S. Treasury 2.875% 2028	2,170	2,173
	U.S. Treasury 1.00%–3.13% 2018–2048	24,873	24,208

			31,773

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2022–2044[3]	9,166	8,796

inflation-protected	Total U.S. Treasury bonds & notes		40,569

securities
2.27%

Corporate bonds & notes 5.87%
Financials	Banco Nacional de Comercio Exterior SNC 3.80% 2026
1.55%	(UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[2,4]	200	193
	HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[4]	€ 100	119
	HSBC Holdings PLC 3.03%–3.90% 2023–2026[4]	$ 400	389
	JPMorgan Chase & Co. 2.55%–3.25% 2021–2023	254	247

84 American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
	JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)
	(3-month USD-LIBOR + 3.78% on 2/1/2024)[4]	$135	$147
	JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.702% 2021[5]	300	300
	Other securities		4,622

			6,017

Health care	Humana Inc. 3.15% 2022	100	97
0.77%	Other securities		2,867

			2,964

Consumer	Amazon.com, Inc. 2.80%–3.15% 2024–2027	265	253
discretionary	Other securities		2,096

0.61%			2,349

Consumer staples	British American Tobacco PLC 3.56%–4.39% 2027–2037[2]	185	173
0.52%	Philip Morris International Inc. 2.00%–4.25% 2020–2044	195	191
	Reynolds American Inc. 4.00%–4.45% 2022–2025	120	121
	Other securities		1,532

			2,017

Energy	Petróleos Mexicanos 6.35%–6.50% 2027–2048[2]	487	458
0.52%	Other securities		1,550

			2,008

Information	Microsoft Corp. 2.40%–3.30% 2026–2027	652	626
technology	Other securities		516

0.29%			1,142

Other	Other securities		6,227

1.61%	Total corporate bonds & notes		22,724

Mortgage-backed obligations 1.71%
Federal agency	Other securities		4,311

mortgage-backed
obligations
1.12%

Other	Other securities		2,335

0.59%	Total mortgage-backed obligations		6,646

	Total bonds, notes & other debt instruments (cost: $132,603,000)		129,099

American Funds Insurance Series 85

Global Balanced Fund

Short-term securities 5.44%	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.87% due 7/20/2018	$3,200	$3,197
Mizuho Bank, Ltd. 1.90% due 7/2/2018[2]	6,500	6,499
Sumitomo Mitsui Banking Corp. 2.00% due 7/17/2018–7/23/2018[2]	6,200	6,192
Swedbank AB 1.85% due 7/2/2018	3,600	3,599
Other securities		1,590

Total short-term securities (cost: $21,084,000)		21,077

Total investment securities 100.58% (cost: $342,992,000)		389,679
Other assets less liabilities (0.58)%		(2,258)

Net assets 100.00%		$387,421

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)

USD558	BRL2,100	JPMorgan Chase	7/5/2018	$ 16
USD317	MXN5,900	JPMorgan Chase	7/9/2018	20
USD229	ZAR2,900	UBS AG	7/9/2018	18
NOK3,054	USD373	Goldman Sachs	7/9/2018	2
JPY57,092	USD523	Goldman Sachs	7/9/2018	(7)
USD331	PLN1,200	JPMorgan Chase	7/10/2018	11
USD471	GBP350	Citibank	7/10/2018	9
USD774	CHF760	JPMorgan Chase	7/10/2018	6
USD135	MXN2,700	Bank of America, N.A.	7/10/2018	(1)
EUR349	USD410	Bank of America, N.A.	7/10/2018	(2)
JPY22,275	USD204	Citibank	7/10/2018	(3)
CHF759	USD773	JPMorgan Chase	7/10/2018	(6)
EUR482	USD569	Citibank	7/10/2018	(6)
PLN1,200	USD333	JPMorgan Chase	7/10/2018	(13)
USD501	THB15,900	Bank of America, N.A.	7/12/2018	21
USD548	INR36,900	JPMorgan Chase	7/12/2018	10
NOK2,700	USD335	Bank of America, N.A.	7/12/2018	(4)
GBP561	USD752	Citibank	7/12/2018	(11)
USD391	BRL1,400	Citibank	7/13/2018	31
USD749	ILS2,675	Bank of America, N.A.	7/16/2018	17
EUR305	USD360	Bank of America, N.A.	7/16/2018	(4)
ILS2,675	USD739	Goldman Sachs	7/16/2018	(7)
JPY100,000	USD908	JPMorgan Chase	7/17/2018	(4)
USD1,013	KRW1,094,100	Bank of America, N.A.	7/19/2018	31
EUR859	USD1,000	Goldman Sachs	7/19/2018	5
USD575	MXN12,000	Bank of America, N.A.	7/19/2018	(28)
USD749	MYR3,000	JPMorgan Chase	7/20/2018	7
USD327	INR22,118	Goldman Sachs	7/20/2018	5
USD192	PLN700	JPMorgan Chase	7/20/2018	5
EUR573	GBP505	Citibank	7/20/2018	2
JPY57,672	EUR450	JPMorgan Chase	7/20/2018	(5)
GBP502	EUR573	JPMorgan Chase	7/20/2018	(6)
PLN700	USD194	JPMorgan Chase	7/20/2018	(7)

86 American Funds Insurance Series

Global Balanced Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2018
(000)	(000)	Counterparty	date	(000)

USD483	PLN1,800	Bank of America, N.A.	7/23/2018	$ 2
USD113	CAD150	Bank of America, N.A.	7/23/2018	(1)
JPY22,250	USD202	Citibank	7/23/2018	(1)
EUR645	USD750	JPMorgan Chase	7/25/2018	4
USD166	ILS600	JPMorgan Chase	7/25/2018	2
EUR502	USD590	Bank of America, N.A.	7/25/2018	(2)
USD677	CAD900	JPMorgan Chase	7/25/2018	(8)
JPY111,459	USD1,017	Goldman Sachs	7/25/2018	(8)
EUR735	PLN3,200	Goldman Sachs	7/27/2018	5
EUR598	USD696	Goldman Sachs	7/31/2018	5
USD503	THB16,600	JPMorgan Chase	7/31/2018	2
USD717	AUD970	Morgan Stanley	7/31/2018	(1)
JPY50,074	USD455	Bank of New York Mellon	7/31/2018	(1)
USD771	EUR660	JPMorgan Chase	7/31/2018	(2)
USD377	CAD500	Bank of America, N.A.	7/31/2018	(4)
JPY174,520	USD1,584	Bank of New York Mellon	7/31/2018	(4)
USD501	CAD665	Bank of America, N.A.	7/31/2018	(5)
USD373	INR24,900	Citibank	9/24/2018	14
USD371	BRL1,250	Citibank	11/29/2018	54
USD222	BRL750	Citibank	11/29/2018	31
				$184

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $22,660,000, which represented 5.85% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Step bond; coupon rate may change at a later date.

5Coupon rate may change periodically.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series 87

Bond Fund

Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 96.18%		Principal amount (000)	Value (000)
Corporate bonds & notes 35.64%
Financials	Bank of America Corp. 2.82%–3.97% 2023–2029[1]	$119,258	$116,105
10.04%	Intesa Sanpaolo SpA 5.017% 2024[2]	79,790	72,486
	Other securities		877,710

			1,066,301

Health care	Pfizer Inc. 7.20% 2039	100	139
6.27%	Teva Pharmaceutical Finance Company BV 2.80% 2023	84,169	72,759
	Teva Pharmaceutical Finance Company BV 2.20%–6.75% 2021–2046	139,530	111,699
	Other securities		482,075

			666,672

Energy	Petróleos Mexicanos 7.47% 2026	MXN295,000	12,849
5.16%	Petróleos Mexicanos 5.35%–6.75% 2027–2048[2]	$ 38,710	36,841
	Other securities		498,905

			548,595

Consumer	Other securities		384,045

discretionary
3.61%

Utilities	Other securities		357,004

3.36%

Consumer staples	Other securities		329,484

3.10%

Information	Other securities		126,026

technology
1.19%

Telecommunication	Other securities		120,568

services
1.13%

Other	Other securities		188,128

1.78%	Total corporate bonds & notes		3,786,823

U.S. Treasury bonds & notes 25.14%
U.S. Treasury	U.S. Treasury 2.25% 2023	115,000	111,918
21.10%	U.S. Treasury 2.625% 2023	125,000	124,461
	U.S. Treasury 2.75% 2023	75,000	75,066
	U.S. Treasury 2.75% 2023	60,000	60,035
	U.S. Treasury 2.125% 2024[3]	260,000	251,069
	U.S. Treasury 2.125% 2024[3]	75,000	72,167
	U.S. Treasury 2.125% 2024	75,000	72,072
	U.S. Treasury 2.25% 2024	80,000	77,812
	U.S. Treasury 2.75% 2025	150,000	149,406
	U.S. Treasury 2.875% 2025[3]	211,118	211,855
	U.S. Treasury 2.25% 2027	125,000	118,715
	U.S. Treasury 2.25% 2027	100,000	95,095
	U.S. Treasury 2.25% 2027	76,075	72,548
	U.S. Treasury 2.375% 2027	100,000	96,217

88 American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
	U.S. Treasury 2.875% 2028	$ 137,043	$137,214
	U.S. Treasury 3.00% 2048[3]	255,970	256,259
	U.S. Treasury 2.38%–8.75% 2020–2048[3]	250,595	259,898

			2,241,807

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	53,902	52,965
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	153,615	149,471
securities	U.S. Treasury Inflation-Protected Security 0.50% 2028[4]	149,474	124,214
4.04%	U.S. Treasury Inflation-Protected Security 0.875% 2047[4]	74,253	74,202
	U.S. Treasury Inflation-Protected Security 1.00% 2048[4]	34,489	28,664

			429,516

	Total U.S. Treasury bonds & notes		2,671,323

Mortgage-backed obligations 23.53%
Federal agency	Fannie Mae 3.50% 2033[5,6]	51,893	52,455
mortgage-backed	Fannie Mae 3.00% 2046[5]	72,156	70,008
obligations	Fannie Mae 3.50% 2047[5]	77,731	77,509
23.35%	Fannie Mae 4.00% 2047[5]	83,559	85,338
	Fannie Mae 3.50% 2048[5,6]	204,040	203,034
	Fannie Mae 4.00% 2048[5,6]	316,485	322,197
	Fannie Mae 4.00% 2048[5,6]	134,434	137,055
	Fannie Mae 4.00% 2048[5,6]	88,904	90,428
	Fannie Mae 4.50% 2048[5,6]	220,469	229,172
	Fannie Mae 4.50% 2048[5,6]	199,176	206,726
	Fannie Mae 3.27%–9.22% 2023–2048[5,6,7]	178,846	182,387
	Freddie Mac 3.50% 2047[5]	73,151	72,823
	Freddie Mac 4.00% 2048[5,6]	73,022	74,303
	Freddie Mac 0%–5.50% 2021–2048[5,6]	198,319	198,150
	Government National Mortgage Assn. 4.00% 2048[5,6]	196,439	201,300
	Government National Mortgage Assn. 4.00% 2048[5,6]	151,761	155,292
	Government National Mortgage Assn. 4.50% 2048[5,6]	92,096	95,739
	Government National Mortgage Assn. 4.50% 2040–2048[5,6]	26,465	27,481

			2,481,397

Other	Other securities		18,484

0.18%	Total mortgage-backed obligations		2,499,881

Bonds & notes of governments & government agencies outside the U.S. 7.15%
	Italy (Republic of) 0.95% 2023	€ 45,000	50,753
	Japan, Series 19, 0.10% 2024[4]	¥ 5,377,070	50,874
	Japan, Series 20, 0.10% 2025[4]	11,340,000	107,393
	Portuguese Republic 5.125% 2024	$ 100,550	104,384
	Portuguese Republic 4.10%–5.65% 2024–2045	€ 20,375	30,139
	United Mexican States, Series M, 5.75% 2026	MXN527,500	23,743
	United Mexican States, Series M, 6.50% 2021	3,132,700	152,863
	United Mexican States 3.60%–4.35% 2025–2047	$ 29,175	28,113
	Other securities		211,594

			759,856

Asset-backed obligations 2.61%
	Other securities		277,546

Municipals 2.00%
Illinois	G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	26,190	26,663
1.72%	G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[5]	93,085	88,239
	G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	407

American Funds Insurance Series 89

Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Illinois	G.O. Bonds, Series 2013-B, 3.65% 2020	$1,000	$997
(continued)	G.O. Bonds, Series 2013-B, 4.11% 2022	750	736
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,063
	G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,360
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,360	4,627
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	257
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,467
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,338
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	3,955	4,104
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	340
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,476
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[5]	7,784	8,043
	Other securities		36,502

			182,619

Other	Other securities		29,918

0.28%	Total municipals		212,537

Federal agency bonds & notes 0.11%
	Fannie Mae 2.125% 2026	12,410	11,659

	Total bonds, notes & other debt instruments (cost: $10,356,835,000)		10,219,625

Common stocks 0.03%		Shares
Other	Other securities		2,833

0.03%	Total common stocks (cost: $3,654,000)		2,833

Rights & warrants 0.00%
Energy	Other securities		97

0.00%	Total rights & warrants (cost: $16,000)		97

Short-term securities 21.76%		Principal amount (000)
	Chevron Corp. 1.93%–2.02% due 7/13/2018–7/17/2018[2]	$59,200	59,150
	ExxonMobil Corp. 2.00%–2.02% due 7/23/2018–8/28/2018	84,000	83,821
	Federal Home Loan Bank 1.77%–1.95% due 7/9/2018–10/5/2018	796,700	794,803
	Freddie Mac 1.91% due 8/20/2018	50,000	49,876
	PepsiCo Inc. 1.95%–1.98% due 8/1/2018–8/7/2018[2]	70,000	69,858
	Pfizer Inc. 2.02%–2.05% due 7/2/2018–8/20/2018[2]	109,000	108,874
	U.S. Treasury Bills 1.56%–2.00% due 7/5/2018–11/15/2018	846,300	843,339
	Other securities		302,784

	Total short-term securities (cost: $2,312,454,000)		2,312,505

	Total investment securities 117.97% (cost: $12,672,959,000)		12,535,060
	Other assets less liabilities (17.97)%		(1,909,862)

	Net assets 100.00%		$10,625,198

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

90 American Funds Insurance Series

Bond Fund

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $5,494,000, which represented .05% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,171,000, which represented .11% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $2,150,000, an aggregate cost of $780,000, and which represented .02% of the net assets of the fund) were acquired on 8/31/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amoun (000)	t8	Value at 6/30/2018 (000	[9] )	Unrealized appreciation (depreciation) at 6/30/2018 (000)
2 Year U.S. Treasury Note Futures	Long	13,334	October 2018	$2,666,800		$2,824,516		$23
5 Year Euro-Bobl Futures	Short	2,269	September 2018	(226,900)		(350,216)		(1,831)
5 Year U.S. Treasury Note Futures	Long	12,291	October 2018	1,229,100		1,396,469		4,536
10 Year Euro-Bund Futures	Short	763	September 2018	(76,300)		(144,837)		(1,625)
10 Year U.S. Treasury Note Futures	Long	503	September 2018	50,300		60,454		251
10 Year Ultra U.S. Treasury Note Futures	Short	112	September 2018	(11,200)		(14,362)		(126)
30 Year Euro-Buxl Futures	Long	214	September 2018	21,400		44,409		619
30 Year Ultra U.S. Treasury Bond Futures	Long	772	September 2018	77,200		123,182		340
								$2,187

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)			at 6/30/2018 (000)

USD31,395	JPY3,430,000	Goldman Sachs	7/9/2018	$ 394
USD66,828	JPY7,300,000	JPMorgan Chase	7/10/2018	844
USD76,688	EUR65,550	JPMorgan Chase	7/10/2018	77
USD12,310	MXN252,000	Citibank	7/10/2018	(357)
USD10,283	EUR8,725	JPMorgan Chase	7/12/2018	84
USD26,432	EUR22,400	JPMorgan Chase	7/16/2018	241
USD13,179	JPY1,445,000	Goldman Sachs	7/25/2018	105
USD59,923	MXN1,220,000	Bank of New York Mellon	7/25/2018	(1,249)
USD44,704	JPY4,925,000	Bank of New York Mellon	7/31/2018	123
USD448	EUR385	Goldman Sachs	7/31/2018	(3)
USD119,413	MXN2,400,000	Citibank	7/31/2018	(808)
				$ (549)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)

1.39%	3-month Canada BA	7/13/2018	C$	1,460,000	$(123)	$—	$(123)
1.77%	3-month Canada BA	9/26/2018		975,000	58	—	58
1.669%	3-month USD-LIBOR	10/28/2019		$112,000	(1,478)	—	(1,478)
U.S. EFFR	2.165%	4/3/2020		594,600	1,977	—	1,977
2.55%	3-month USD-LIBOR	4/3/2020		594,600	(2,162)	—	(2,162)

American Funds Insurance Series 91

Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)

U.S. EFFR	2.174%	4/4/2020	$760,300	$2,443	$—	$ 2,443
2.5725%	3-month USD-LIBOR	4/4/2020	760,298	(2,500)	—	(2,500)
U.S. EFFR	2.19%	4/6/2020	503,300	1,480	—	1,480
2.599%	3-month USD-LIBOR	4/6/2020	503,300	(1,426)	—	(1,426)
3-month USD-LIBOR	2.761%	4/27/2020	500,000	92	—	92
3-month USD-LIBOR	2.75%	4/30/2020	352,900	137	—	137
3-month USD-LIBOR	2.746%	5/1/2020	504,100	237	—	237
3-month USD-LIBOR	2.7515%	5/3/2020	501,000	202	—	202
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(33)	—	(33)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(3,187)	—	(3,187)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	490	—	490
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	2,848	—	2,848
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(5,934)	—	(5,934)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	610	—	610
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(996)	—	(996)
3-month USD-LIBOR	2.438%	11/19/2024	$750	20	—	20
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	584	—	584
3-month USD-LIBOR	2.0475%	3/23/2025	450	23	—	23
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	54	—	54
3-month USD-LIBOR	2.339%	5/13/2025	375	13	—	13
3-month USD-LIBOR	2.351%	5/15/2025	590	20	—	20
3-month USD-LIBOR	2.287%	5/20/2025	500	19	—	19
3-month USD-LIBOR	2.227%	5/28/2025	260	11	—	11
3-month USD-LIBOR	2.2125%	5/29/2025	465	20	—	20
3-month USD-LIBOR	2.451%	6/5/2025	650	18	—	18
3-month USD-LIBOR	2.46%	6/10/2025	2,536	70	—	70
3-month USD-LIBOR	2.455%	6/24/2025	235	7	—	7
3-month USD-LIBOR	2.397%	7/13/2025	900	29	—	29
3-month USD-LIBOR	2.535%	7/15/2025	800	18	—	18
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	36	—	36
3-month USD-LIBOR	2.312%	7/29/2025	1,000	37	—	37
3-month USD-LIBOR	2.331%	7/30/2025	435	16	—	16
3-month USD-LIBOR	2.228%	9/4/2025	12,000	523	—	523
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(328)	—	(328)
6-month JPY-LIBOR	0.0875%	3/10/2026	11,100,000	859	—	859
3-month USD-LIBOR	1.595%	5/12/2026	$8,500	788	—	788
3-month USD-LIBOR	1.592%	5/12/2026	4,000	371	—	371
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	37	—	37
2.913%	3-month USD-LIBOR	11/24/2034	10,000	(65)	—	(65)
2.844%	3-month USD-LIBOR	6/11/2035	3,250	(52)	—	(52)
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	(2)	—	(2)
2.773%	3-month USD-LIBOR	7/13/2035	500	(13)	—	(13)
2.589%	3-month USD-LIBOR	9/4/2035	3,100	(160)	—	(160)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(208)	—	(208)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,093	—	1,093
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(813)	—	(813)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	393	—	393
3-month USD-LIBOR	2.78875%	1/23/2048	91,500	2,707	—	2,707
3-month USD-LIBOR	2.816%	1/23/2048	19,600	469	—	469
					$—	$ (671)

92 American Funds Insurance Series

Bond Fund

Credit default swaps

    Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2018 (000)

CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	$50,000	$(740)	$(899)	$159

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Step bond; coupon rate may change at a later date.

2Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,486,045,000, which represented 13.99% of the net assets of the fund.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $55,344,000, which represented .52% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Purchased on a TBA basis.

7Coupon rate may change periodically.

8Notional amount is calculated based on the number of contracts and notional contract size.

9Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

BA = Banker’s acceptances

C$ = Canadian dollars

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series 93

Global Bond Fund

Bonds, notes & other debt instruments 91.91%		Principal amount (000)	Value (000)
Euros	Belgium (Kingdom of), Series 82, 0.50% 2024	€ 12,920	$15,432
12.82%	Belgium (Kingdom of), Series 77, 1.00% 2026	6,480	7,932
	French Republic O.A.T. 2.25% 2024	11,680	15,457
	Germany (Federal Republic of) 2.50% 2046	7,370	11,824
	Germany (Federal Republic of) 1.25% 2048	17,050	21,083
	Germany (Federal Republic of) 0.50%–6.25% 2024–2040	12,950	17,500
	Italy (Republic of) 0.95% 2023	14,000	15,789
	Italy (Republic of) 2.05%–4.75% 2023–2027	11,600	14,071
	Portuguese Republic 2.875% 2025	12,350	16,061
	Portuguese Republic 2.875% 2026	2,095	2,711
	Portuguese Republic 4.125% 2027	11,510	16,191
	Romania 2.75%–3.88% 2025–2038	8,265	9,589
	Spain (Kingdom of) 1.45% 2027	19,430	23,094
	Spain (Kingdom of) 1.50% 2027	10,350	12,401
	Spain (Kingdom of) 2.70%–2.90% 2046–2048	7,895	9,707
	Other securities		77,863

			286,705

Japanese yen	Japan, Series 134, 0.10% 2022	¥1,350,000	12,310
10.49%	Japan, Series 18, 0.10% 2024[1]	3,153,700	29,667
	Japan, Series 19, 0.10% 2024[1]	2,691,050	25,461
	Japan, Series 346, 0.10% 2027	3,125,000	28,494
	Japan, Series 116, 2.20% 2030	1,735,000	19,472
	Japan, Series 145, 1.70% 2033	2,210,000	24,147
	Japan, Series 57, 0.80% 2047	3,756,250	34,764
	Japan 0.10%–2.30% 2021–2044[1]	6,172,565	60,336

			234,651

Polish zloty	Poland (Republic of), Series 1021, 5.75% 2021	PLN126,530	37,839
3.68%	Poland (Republic of), Series 0922, 5.75% 2022	34,600	10,521
	Poland (Republic of) 1.50%–5.25% 2020–2025	122,240	34,035

			82,395

Mexican pesos	United Mexican States, Series M, 6.50% 2021	MXN373,300	18,216
3.16%	United Mexican States, Series M, 5.75% 2026	654,500	29,459
	United Mexican States 4.00%–10.00% 2020–2042[1]	432,123	22,899

			70,574

Indian rupees	India (Republic of) 7.80% 2021	INR727,600	10,636
2.90%	India (Republic of) 8.83% 2023	1,284,200	19,456
	India (Republic of) 6.79%–8.40% 2023–2030	2,203,470	30,936
	Other securities		3,804

			64,832

British pounds	United Kingdom 1.25% 2027	£ 11,725	15,372
2.17%	United Kingdom 3.25% 2044	6,500	11,192
	United Kingdom 1.50%–4.25% 2023–2047	12,520	19,127
	Other securities		2,827

			48,518

Danish kroner	Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	DKr178,600	27,868
1.94%	Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]	14,724	2,410
	Other securities		13,205

			43,483

94 American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Malaysian	Malaysia (Federation of) 3.58%–4.50% 2018–2030	MYR145,265	$35,569

ringgits
1.59%

South Korean won	South Korea (Republic of), Series 2209, 2.00% 2022	KRW13,974,200	12,391
1.41%	South Korea (Republic of), Series 2712, 2.375% 2027	14,470,000	12,802
	South Korea (Republic of) 1.88%–2.38% 2022–2023	7,040,000	6,280

			31,473

Thai baht	Thailand (Kingdom of) 2.125% 2026	THB379,250	11,052
1.25%	Other securities		16,996

			28,048

Israeli shekels	Israel (State of) 5.50% 2042	ILS29,300	11,443
0.86%	Other securities		7,746

			19,189

Canadian dollars	Canada 2.25% 2025	C$15,450	11,838
0.66%	Other securities		2,954

			14,792

Romanian leu	Romania 2.30%–5.95% 2020–2022	RON46,525	11,517

0.51%

U.S. dollars	Banco Nacional de Comercio Exterior SNC 3.80% 2026
44.73%	(UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[3,4]	$ 880	849
	Fannie Mae 2.18%–4.50% 2022–2048[2,5]	38,880	39,591
	Petróleos Mexicanos 6.35%–6.50% 2027–2048[4]	3,602	3,584
	Poland (Republic of) 3.25%–4.00% 2024–2026	5,570	5,436
	Romania 5.125% 2048[4]	6,200	5,998
	U.S. Treasury 1.125% 2021[6]	28,660	27,575
	U.S. Treasury 2.00% 2021	16,500	16,177
	U.S. Treasury 2.125% 2022	41,955	40,888
	U.S. Treasury 2.375% 2023	27,625	27,205
	U.S. Treasury 2.75% 2023	39,400	39,423
	U.S. Treasury 2.75% 2025	12,000	11,945
	U.S. Treasury 2.00% 2026	33,560	31,430
	U.S. Treasury 2.25% 2027	27,700	26,307
	U.S. Treasury 2.75% 2028[6]	57,600	57,050
	U.S. Treasury 2.875% 2028	24,000	24,030
	U.S. Treasury 2.75% 2047[6]	18,900	17,995
	U.S. Treasury 3.00% 2048	10,600	10,612
	U.S. Treasury 1.88%–3.13% 2020–2048	31,700	31,179
	U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	27,083	27,056
	U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	11,740	11,422
	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2046[1]	43,860	44,328
	United Mexican States 3.75% 2028	2,000	1,893
	Other securities		498,445

			1,000,418

Other	Other securities		83,542

3.74%	Total bonds, notes & other debt instruments (cost: $2,095,810,000)		2,055,706

American Funds Insurance Series 95

Global Bond Fund

Convertible stocks 0.05%		Shares	Value (000)
U.S. dollars	Other securities		$1,033

0.05%	Total convertible stocks (cost: $816,000)		1,033

Common stocks 0.07%
Swiss francs	Other securities		200

0.01%

U.S. dollars	Other securities		1,304

0.06%	Total common stocks (cost: $2,505,000)		1,504

Rights & warrants 0.00%
U.S. dollars	Other securities		56

0.00%	Total rights & warrants (cost: $8,000)		56

Short-term securities 9.89%		Principal amount (000)
	Caisse d’Amortissement de la Dette Sociale 1.99% due 7/9/2018	$ 16,100	16,092
	Egyptian Treasury Bills 15.42%–16.35% due 7/10/2018–12/18/2018	EGP209,900	11,129
	Japanese Treasury Discount Bills (0.14)% due 5/20/2019	¥ 11,900,000	107,607
	Nigerian Treasury Bills 11.65%–16.91% due 7/5/2018–12/6/2018	NGN5,525,905	14,861
	Swedbank AB 1.85% due 7/2/2018	$ 30,900	30,895
	United Overseas Bank Ltd. 2.00% due 7/10/2018[4]	40,600	40,576

	Total short-term securities (cost: $221,612,000)		221,160

	Total investment securities 101.92% (cost: $2,320,751,000)		2,279,459
	Other assets less liabilities (1.92)%		(42,856)

	Net assets 100.00%		$2,236,603

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $3,268,000, which represented .15% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,825,000, which represented .26% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,153,000, an aggregate cost of $3,632,000, and which represented .19% of the net assets of the fund) were acquired from 8/31/2015 to 8/9/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

96 American Funds Insurance Series

Global Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2018[8] (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
5 Year Euro-Bobl Futures	Short	142	September 2018	$(14,200)	$(21,918)	$(115)
5 Year U.S. Treasury Note Futures	Long	1,068	October 2018	106,800	121,343	627
10 Year Ultra U.S. Treasury Note Futures	Long	93	September 2018	9,300	11,926	93
10 Year U.S. Treasury Note Futures	Long	76	September 2018	7,600	9,134	86
30 Year Ultra U.S. Treasury Bond Futures	Short	141	September 2018	(14,100)	(22,498)	(204)
						$487

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
USD5,763	MXN107,300	JPMorgan Chase	7/9/2018	$ 369
USD3,099	ZAR39,200	UBS AG	7/9/2018	245
USD20,347	JPY2,253,235	JPMorgan Chase	7/9/2018	(18)
JPY1,655,674	USD15,154	Goldman Sachs	7/9/2018	(190)
JPY2,444,831	USD22,377	Goldman Sachs	7/9/2018	(281)
USD18,116	MYR72,000	JPMorgan Chase	7/10/2018	297
USD7,430	PLN26,900	JPMorgan Chase	7/10/2018	248
USD16,626	EUR14,075	Citibank	7/10/2018	176
USD5,651	GBP4,200	Citibank	7/10/2018	105
USD10,112	CHF9,930	JPMorgan Chase	7/10/2018	76
JPY445,496	USD4,079	Citibank	7/10/2018	(52)
CHF9,929	USD10,112	JPMorgan Chase	7/10/2018	(76)
JPY1,483,519	USD13,545	Citibank	7/10/2018	(136)
MYR60,765	USD15,198	JPMorgan Chase	7/10/2018	(159)
EUR14,075	USD16,685	Bank of America, N.A.	7/10/2018	(236)
PLN26,900	USD7,463	JPMorgan Chase	7/10/2018	(280)
USD7,727	GBP5,900	Morgan Stanley	7/11/2018	(63)
USD15,400	GBP11,737	JPMorgan Chase	7/11/2018	(99)
GBP23,523	USD31,700	Bank of America, N.A.	7/11/2018	(638)
USD7,709	THB244,600	Bank of America, N.A.	7/12/2018	323
USD13,972	INR941,650	JPMorgan Chase	7/12/2018	250
USD1,723	INR116,000	JPMorgan Chase	7/12/2018	32
NOK37,200	USD4,621	Bank of America, N.A.	7/12/2018	(51)
GBP6,389	USD8,564	Citibank	7/12/2018	(127)
USD4,890	BRL17,500	Citibank	7/13/2018	382
USD9,306	ILS33,250	Bank of America, N.A.	7/16/2018	206
EUR4,605	USD5,442	Bank of America, N.A.	7/16/2018	(58)
EUR17,250	USD20,667	UBS AG	7/16/2018	(496)
JPY1,010,000	USD9,169	JPMorgan Chase	7/17/2018	(35)
JPY392,473	USD3,563	Citibank	7/18/2018	(14)
NOK31,115	DKK24,600	Citibank	7/18/2018	(38)
USD15,595	KRW16,837,700	Bank of America, N.A.	7/19/2018	480
USD5,759	COP16,479,481	JPMorgan Chase	7/19/2018	142
USD13,575	INR923,000	Citibank	7/19/2018	135
USD8,450	COP24,598,000	Bank of America, N.A.	7/19/2018	66
EUR5,423	USD6,310	Goldman Sachs	7/19/2018	33
USD7,565	MXN158,000	Bank of America, N.A.	7/19/2018	(365)
USD7,616	MYR30,500	JPMorgan Chase	7/20/2018	69
EUR10,653	GBP9,396	Citibank	7/20/2018	46
USD2,407	INR163,000	Goldman Sachs	7/20/2018	34
JPY615,168	EUR4,800	JPMorgan Chase	7/20/2018	(50)

American Funds Insurance Series 97

Global Bond Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2018 (000)
GBP9,342	EUR10,652	JPMorgan Chase	7/20/2018	$ (119)
USD30,622	PLN114,400	Bank of America, N.A.	7/23/2018	70
USD7,540	PLN28,100	Bank of America, N.A.	7/23/2018	36
JPY1,310,000	USD11,918	Citibank	7/23/2018	(67)
USD9,131	INR627,000	Bank of America, N.A.	7/24/2018	7
USD8,828	ILS31,900	Bank of America, N.A.	7/25/2018	92
EUR10,459	USD12,171	JPMorgan Chase	7/25/2018	68
USD23,290	JPY2,576,365	JPMorgan Chase	7/25/2018	(21)
JPY727,337	USD6,624	Bank of America, N.A.	7/25/2018	(43)
JPY2,576,365	USD23,464	Bank of America, N.A.	7/25/2018	(153)
USD13,460	CAD17,900	JPMorgan Chase	7/25/2018	(163)
EUR9,784	PLN42,600	Goldman Sachs	7/27/2018	72
JPY878,869	USD8,048	Morgan Stanley	7/27/2018	(94)
EUR24,418	USD28,398	Goldman Sachs	7/31/2018	186
EUR3,395	USD3,948	Goldman Sachs	7/31/2018	26
USD6,091	THB201,000	JPMorgan Chase	7/31/2018	19
USD9,614	AUD13,010	Morgan Stanley	7/31/2018	(15)
JPY646,098	USD5,865	Bank of New York Mellon	7/31/2018	(16)
USD8,655	EUR7,410	JPMorgan Chase	7/31/2018	(19)
JPY2,218,752	USD20,140	Bank of New York Mellon	7/31/2018	(55)
JPY3,592,753	USD32,612	Bank of New York Mellon	7/31/2018	(90)
USD7,567	INR504,900	Citibank	9/24/2018	275
USD5,348	BRL18,000	Citibank	11/29/2018	771
USD2,192	BRL7,400	Citibank	11/29/2018	310
USD5,778	BRL19,300	Citibank	3/11/2019	916
BRL19,300	USD5,077	JPMorgan Chase	3/11/2019	(216)
USD16,793	BRL56,500	JPMorgan Chase	3/15/2019	2,570
USD1,143	EUR900	JPMorgan Chase	3/15/2019	69
BRL27,600	USD7,227	JPMorgan Chase	3/15/2019	(279)
USD947	EUR745	Goldman Sachs	4/12/2019	56
USD110,652	JPY11,900,000	Citibank	5/20/2019	376
				$ 4,821

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$335,900	$ (22)	$–	$ (22)
1.6505%	3-month USD-LIBOR	3/21/2019	85,000	(526)	–	(526)
1.4898%	6-month EURIBOR	11/24/2047	€2,150	22	–	22
1.5768%	6-month EURIBOR	3/6/2048	5,000	179	–	179
1.4658%	6-month EURIBOR	4/20/2048	3,000	10	–	10
					$–	$(337)

98 American Funds Insurance Series

Global Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Index-linked bond whose principal amount moves with a government price index.

2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Step bond; coupon rate may change at a later date.

4Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $215,969,000, which represented 9.66% of the net assets of the fund.

5Purchased on a TBA basis.

6All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,553,000, which represented .11% of the net assets of the fund.

7Notional amount is calculated based on the number of contracts and notional contract size.

8Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

COP = Colombian pesos

DKK/DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

RON = Romanian leu

TBA = To-be-announced

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series 99

High-Income Bond Fund

Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 95.20%		Principal amount (000)	Value (000)
Corporate bonds & notes 94.70%
Energy	Blackstone CQP Holdco LP 6.00% 2021[1,2]	$1,600	$1,604
18.98%	Blackstone CQP Holdco LP 6.50% 2021[1,2]	21,230	21,336
	Cheniere Energy Partners, LP 5.25% 2025[1]	2,200	2,151
	Chesapeake Energy Corp. 8.00% 2025	6,100	6,228
	Chesapeake Energy Corp. 4.88%–8.00% 2019–2027[1,3]	12,508	12,566
	CONSOL Energy Inc. 5.875% 2022	12,824	12,923
	NGL Energy Partners LP 6.875% 2021	7,010	7,124
	Southwestern Energy Co. 4.10% 2022	7,430	7,133
	Teekay Corp. 8.50% 2020	12,018	12,439
	Weatherford International PLC 6.75% 2040	7,755	6,185
	Weatherford International PLC 4.50%–9.88% 2021–2036[1]	13,820	12,518
	Other securities		162,603

			264,810

Health care	Centene Corp. 4.75% 2022	6,515	6,588
14.05%	Centene Corp. 4.75%–6.13% 2024–2026[1]	11,315	11,507
	Kinetic Concepts, Inc. 12.50% 2021[1]	6,463	7,174
	Molina Healthcare, Inc. 5.375% 2022	10,910	11,033
	Molina Healthcare, Inc. 4.875% 2025[1]	4,294	4,187
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.325% 2023[3,4,5,6,7,8]	6,914	6,311
	Tenet Healthcare Corp. 6.00% 2020	6,565	6,770
	Tenet Healthcare Corp. 4.38%–8.13% 2020–2024[1]	18,652	18,581
	Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	7,585	7,154
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	12,705	11,752
	Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	6,985	7,273
	Valeant Pharmaceuticals International, Inc. 5.63%–9.00% 2021–2027[1]	10,580	10,842
	Valeant Pharmaceuticals International, Inc., Term Loan B,
	(3-month USD-LIBOR + 3.00%) 4.982% 2025[3,4,5]	1,675	1,672
	Other securities		85,213

			196,057

Consumer	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	8,450	8,323
discretionary	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2028[1]	17,150	16,323
12.90%	Clear ChannelWorldwide Holdings, Inc. 7.625% 2020	12,700	12,672
	Meredith Corp. 6.875% 2026[1]	7,140	7,060
	Petsmart, Inc. 5.875% 2025[1]	15,140	11,696
	Petsmart, Inc. 7.13%–8.88% 2023–2025[1]	9,200	6,133
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	7,275	7,166
	Other securities		110,623

			179,996

Materials	Cleveland-Cliffs Inc. 4.875% 2024[1]	3,825	3,701
11.45%	Cleveland-Cliffs Inc. 5.75% 2025	15,000	14,269
	First Quantum Minerals Ltd. 7.50% 2025[1]	12,300	12,185
	First Quantum Minerals Ltd. 6.50%–7.25% 2021–2026[1]	16,195	16,048
	Freeport-McMoRan Inc. 3.55% 2022	7,415	7,063
	Platform Specialty Products Corp. 5.875% 2025[1]	6,535	6,396
	Ryerson Inc. 11.00% 2022[1]	6,336	6,985
	Other securities		93,138

			159,785

Industrials	Allison Transmission Holdings, Inc. 5.00% 2024[1]	6,265	6,179
9.08%	Associated Materials, LLC 9.00% 2024[1]	7,000	7,367
	Brand Energy 8.50% 2025[1]	6,305	6,407
	Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,373

100 American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
	Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7,8]	$1,187	$1,270
	DAE Aviation Holdings, Inc. 10.00% 2023[1]	7,965	8,632
	Other securities		83,475

			126,703

Telecommunication	Frontier Communications Corp. 10.50% 2022	7,440	6,789
services	Frontier Communications Corp. 11.00% 2025	14,225	11,447
8.97%	Frontier Communications Corp. 8.50%–9.25% 2021–2026[1]	5,500	5,338
	Intelsat Jackson Holding Co. 7.25% 2020	5,775	5,775
	Intelsat Jackson Holding Co. 7.50% 2021	11,910	11,880
	Intelsat Jackson Holding Co. 5.50%–8.00% 2023–2024[1]	7,725	7,375
	Ligado Networks, Term Loan,
	(3-month USD-LIBOR + 8.75%) 10.78% 2020 (100% PIK)[3,4,5,6]	8,749	7,269
	Sprint Corp. 11.50% 2021	5,880	6,968
	Sprint Corp. 6.88%–8.75% 2021–2032	12,970	13,140
	Ziggo Bond Finance BV 5.50% 2027[1]	6,950	6,509
	Other securities		42,589

			125,079

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.557% 2025[3,4,5]	6,750	6,524
technology	Camelot Finance SA 7.875% 2024[1]	7,530	7,568
7.41%	Gogo Inc. 12.50% 2022[1]	12,850	13,749
	Infor Software 7.125% 2021[1,6]	7,960	8,010
	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.608% 2024[3,4,5]	7,870	8,155
	Unisys Corp. 10.75% 2022[1]	6,400	7,200
	Other securities		52,179

			103,385

Financials	Other securities		54,662

3.92%

Utilities	Other securities		40,819

2.93%

Consumer staples	B&G Foods, Inc. 5.25% 2025	7,158	6,764
2.75%	Other securities		31,563

			38,327

Real estate	Iron Mountain Inc. 5.75% 2024	7,650	7,554
2.26%	Other securities		23,988

			31,542

	Total corporate bonds & notes		1,321,165

Other bonds & notes 0.50%
	Other securities		6,917

	Total bonds, notes & other debt instruments (cost: $1,345,692,000)		1,328,082

Convertible bonds 0.55%
Energy	Chesapeake Energy Corp., convertible notes, 5.50% 2026[1]	600	611
0.10%	Other securities		715

			1,326

American Funds Insurance Series 101

High-Income Bond Fund

Convertible bonds (continued)		Principal amount (000)	Value (000)
Telecommunication	Intelsat SA, convertible notes, 4.50% 2025[1]	$550	$676

services
0.05%

Other	Other securities		2,422

0.17%

Miscellaneous	Other convertible bonds in initial period of acquisition		3,203

0.23%	Total convertible bonds (cost: $7,329,000)		7,627

Convertible stocks 0.56%		Shares
Industrials	Associated Materials, LLC, 14.00% convertible preferred 2020[7,8]	4,850	5,892

0.42%

Health care	Other securities		818

0.06%

Telecommunication	Frontier Communications Corp., Series A, 11.125% convertible preferred 2018	10,000	99

services
0.01%

Miscellaneous	Other convertible stocks in initial period of acquisition		974

0.07%	Total convertible stocks (cost: $7,154,000)		7,783

Common stocks 1.09%
Information	Corporate Risk Holdings I, Inc.[2,7,8,9]	218,504	6,693
technology	Other securities		—

0.48%			6,693

Other	Other securities		7,645

0.55%

Miscellaneous	Other common stocks in initial period of acquisition		896

0.06%	Total common stocks (cost: $21,440,000)		15,234

Rights & warrants 0.03%
Energy	Other securities		354

0.03%	Total rights & warrants (cost: $51,000)		354

102 American Funds Insurance Series

High-Income Bond Fund

Short-term securities 3.17%	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.84% due 7/20/2018	$10,000	$9,991
Honeywell International Inc. 1.95% due 7/25/2018[1]	6,400	6,391
Société Générale 1.79% due 7/2/2018[1]	27,900	27,896

Total short-term securities (cost: $44,281,000)		44,278

Total investment securities 100.60% (cost: $1,425,947,000)		1,403,358
Other assets less liabilities (0.60)%		(8,340)

Net assets 100.00%		$1,395,018

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes a security which was pledged as collateral. The total value of pledged collateral was $4,276,000, which represented less than .01% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[10] )	Value at 6/30/2018 (000	[11] )	Unrealized depreciation at 6/30/2018 (000)
10 Year U.S. Treasury Note Futures	Short	159	September 2018	$(15,900)		$(19,110)		$(75)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2018 (000)
3-month USD-LIBOR	2.772%	2/28/2025	$14,500	$ 105	$—	$ 105
3-month USD-LIBOR	2.0745%	11/21/2026	18,600	1,165	—	1,165
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	527	—	527
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(523)	—	(523)
3-month USD-LIBOR	2.6475%	1/25/2028	5,000	115	—	115
					$—	$1,389

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2018 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$62,650	$(3,846)	$(4,557)	$ 711
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	22,110	(1,270)	(1,660)	390
					$(6,217)	$1,101

American Funds Insurance Series 103

High-Income Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $778,268,000, which represented 55.79% of the net assets of the fund.

2Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

3Coupon rate may change periodically.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $98,836,000, which represented 7.08% of the net assets of the fund.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was

 $32,911,000, which represented 2.36% of the net assets of the fund.

8Value determined using significant unobservable inputs.

9Security did not produce income during the last 12 months.

10Notional amount is calculated based on the number of contracts and notional contract size.

11Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017–2/5/2018	$21,235	$21,336	1.53%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	1,600	1,604	.11
Corporate Risk Holdings I, Inc.	8/31/2015	2,428	6,693	.48
Corporate Risk Holdings Corp.	8/31/2015	–	–	.00
Other securities	12/13/2012–11/15/2016	4,633	1,475	.11

Total private placement securities		$29,896	$31,108	2.23%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See Notes to Financial Statements

104 American Funds Insurance Series

Mortgage Fund
Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 95.27%		Principal amount (000)	Value (000)
Mortgage-backed obligations 72.60%
Federal agency	Fannie Mae 4.00% 2047[1]	$ 7,529	$7,694
mortgage-backed	Fannie Mae 4.00% 2047[1]	4,797	4,897
obligations	Fannie Mae 4.00% 2048[1,2]	10,113	10,296
70.16%	Fannie Mae 4.00% 2048[1,2]	4,296	4,380
	Fannie Mae 4.00% 2048[1,2]	2,841	2,890
	Fannie Mae 4.50% 2048[1]	14,986	15,643
	Fannie Mae 4.50% 2048[1]	7,966	8,348
	Fannie Mae 4.50% 2048[1]	4,973	5,210
	Fannie Mae 4.00%–5.00% 2036–2048[1]	2,963	3,088
	Freddie Mac 4.00% 2036[1]	5,574	5,746
	Freddie Mac 4.00% 2048[1,2]	12,500	12,719
	Freddie Mac 4.00% 2048[1,2]	6,354	6,474
	Freddie Mac 4.50% 2048[1,2]	16,418	17,058
	Freddie Mac 4.50% 2048[1,2]	4,282	4,456
	Freddie Mac 2.60%–5.00% 2020–2036[1]	5,336	5,456
	Freddie Mac Pool #760014 2.978% 2045[1,3]	2,555	2,556
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2046[1]	4,722	4,770
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[1,3]	12,818	12,496
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	11,539	11,334
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,866	7,733
	Government National Mortgage Assn. 5.50% 2040[1]	2,037	2,222
	Government National Mortgage Assn. 4.00% 2048[1,2]	5,190	5,319
	Government National Mortgage Assn. 4.00% 2048[1,2]	4,010	4,103
	Government National Mortgage Assn. 4.50% 2048[1,2]	33,082	34,391
	Government National Mortgage Assn. 4.50% 2048[1,2]	4,868	5,052
	Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	23,415	23,928
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,357	4,302
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	558	566
	Other securities		4,653

			237,780

Collateralized	Other securities		8,177

mortgage-backed
(privately
originated)
2.41%

Commercial	Other securities		84

mortgage-backed	Total mortgage-backed obligations		246,041

securities
0.03%

U.S. Treasury bonds & notes 10.08%
U.S. Treasury	U.S. Treasury 1.875% 2022[4]	7,800	7,538
6.97%	U.S. Treasury 2.00% 2022	3,300	3,203
	U.S. Treasury 2.75% 2023	3,500	3,503
	U.S. Treasury 2.50% 2024	2,500	2,460
	U.S. Treasury 3.00% 2048[4]	5,000	5,006
	U.S. Treasury 1.50%–2.75% 2020–2023	1,968	1,930

			23,640

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	4,093	3,401
inflation-protected	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	126	159
securities	U.S. Treasury Inflation-Protected Security 0.75% 2042[4,5]	7,134	6,966

3.11%			10,526

	Total U.S. Treasury bonds & notes		34,166

American Funds Insurance Series 105

Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations 6.29%
	Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[1,6]	$2,413	$2,412
	SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.491% 2025[1,3]	2,851	2,813
	Other securities		16,099

			21,324

Federal agency bonds & notes 6.26%
	Fannie Mae 1.88%–2.00% 2022	8,800	8,565
	Federal Home Loan Bank 1.38%–1.88% 2021	13,000	12,638

			21,203

Corporate bonds & notes 0.04%
Financials	Other securities		134

0.04%	Total bonds, notes & other debt instruments (cost: $324,480,000)		322,868

Short-term securities 36.05%
	Chariot Funding, LLC 2.05% due 8/3/2018[6]	9,000	8,982
	Chevron Corp. 1.92% due 7/23/2018[6]	8,300	8,289
	Coca-Cola Co. 2.04% due 8/13/2018[6]	7,900	7,880
	ExxonMobil Corp. 1.97% due 8/8/2018	10,000	9,978
	Federal Farm Credit Banks 1.82%–2.06% due 7/16/2018–11/27/2018	23,000	22,882
	Federal Home Loan Bank 1.90% due 8/22/2018	6,000	5,985
	Freddie Mac 1.78% due 7/18/2018	5,000	4,996
	Honeywell International Inc. 1.88% due 7/11/2018[6]	10,000	9,994
	Intel Corp. 2.00% due 9/6/2018[6]	9,000	8,965
	John Deere Bank SA 2.00% due 8/1/2018[6]	6,400	6,388
	Paccar Financial Corp. 1.96% due 7/23/2018	9,000	8,988
	PepsiCo Inc. 1.84% due 8/7/2018[6]	10,000	9,978
	Société Générale 1.79% due 7/2/2018[6]	6,900	6,899
	Other securities		1,991

	Total short-term securities (cost: $122,206,000)		122,195

	Total investment securities 131.32% (cost: $446,686,000)		445,063
	Other assets less liabilities (31.32)%		(106,155)

	Net assets 100.00%		$338,908

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,765,000, which represented .52% of the net assets of the fund.

106 American Funds Insurance Series

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[7] )	Value at 6/30/2018 (000	[8] )	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	1,134	October 2018	$113,400		$128,842		$667
10 Year Ultra U.S. Treasury Note Futures	Long	107	September 2018	10,700		13,721		111
20 Year U.S. Treasury Bond Futures	Long	48	September 2018	4,800		6,960		18
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2018	500		798		2

								$798

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$71,000	$(5)	$–	$(5)
1.865%	U.S. EFFR	9/26/2018	65,100	(7)	–	(7)
2.088%	U.S. EFFR	2/6/2020	21,000	(72)	–	(72)
2.0115%	U.S. EFFR	2/8/2020	25,000	(119)	–	(119)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	587	–	587
3-month USD-LIBOR	1.225%	9/22/2021	11,500	585	–	585
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	725	–	725
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(815)	–	(815)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(313)	–	(313)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(1,464)	–	(1,464)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(126)	–	(126)
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	911	–	911
3-month USD-LIBOR	2.24%	12/5/2026	10,500	529	–	529
3-month USD-LIBOR	2.27%	12/5/2026	8,500	409	–	409
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(50)	–	(50)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(112)	–	(112)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(163)	–	(163)
U.S. EFFR	2.145%	11/9/2047	2,200	145	–	145
U.S. EFFR	2.153%	11/10/2047	2,200	141	–	141
U.S. EFFR	2.155%	11/10/2047	1,280	82	–	82
U.S. EFFR	2.17%	11/13/2047	2,320	141	–	141
U.S. EFFR	2.5635%	2/12/2048	4,528	(97)	–	(97)
2.98%	3-month USD-LIBOR	3/15/2048	300	3	–	3
2.9625%	3-month USD-LIBOR	3/15/2048	300	2	–	2
U.S. EFFR	2.4615%	3/15/2048	300	– [9]	–	– [9]
U.S. EFFR	2.485%	3/15/2048	300	(1)	–	(1)
U.S. EFFR	2.425%	3/16/2048	600	5	–	5
2.917%	3-month USD-LIBOR	3/16/2048	600	(2)	–	(2)

					$–	$919

American Funds Insurance Series 107

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Purchased on a TBA basis.

3Coupon rate may change periodically.

4All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,550,000, which represented 1.64% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $90,987,000, which represented 26.85% of the net assets of the fund.

7Notional amount is calculated based on the number of contracts and notional contract size.

8Value is calculated based on the notional amount and current market price.

9Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

108 American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2018	unaudited

Short-term securities 99.94%	Principal amount (000)	Value (000)
Commercial paper 84.63%
American Honda Finance Corp. 2.15% due 7/24/2018	$ 8,650	$8,638
Caisse d’Amortissement de la Dette Sociale 1.99% due 7/9/2018	10,000	9,995
Chevron Corp. 2.06% due 9/12/2018[1]	10,000	9,957
Emerson Electric Co. 1.92% due 7/10/2018[1]	7,990	7,985
Essilor International 1.98% due 7/16/2018[1]	10,000	9,991
Fairway Finance Corp. 2.00% due 7/16/2018[1]	6,500	6,494
General Dynamics Corp. 2.03% due 7/17/2018[1]	10,000	9,990
Hydro-Québec 2.02% due 8/2/2018[1]	10,000	9,981
John Deere Canada ULC 1.97% due 7/17/2018[1]	9,100	9,091
KfW 2.12% due 9/24/2018[1]	10,000	9,950
Kimberly-Clark Corp. 1.95% due 7/11/2018[1]	8,000	7,995
Mitsubishi UFJ Trust and Banking Corp. 2.05% due 7/6/2018[1]	9,300	9,297
Mizuho Bank, Ltd. 2.04% due 8/13/2018[1]	10,000	9,974
National Australia Bank Ltd. 1.95% due 7/2/2018[1]	11,000	10,998
National Rural Utilities Cooperative Finance Corp. 1.98% due 7/17/2018	8,800	8,791
Nestlé Capital Corp. 2.08% due 9/4/2018[1]	10,000	9,962
Old Line Funding, LLC 2.05% due 8/6/2018[1]	4,800	4,790
Pfizer Inc. 2.02% due 8/21/2018[1]	10,000	9,970
Province of Ontario 1.91% due 7/5/2018	9,300	9,297
Prudential Funding, LLC 1.90% due 7/6/2018	10,000	9,996
Simon Property Group, L.P. 2.08% due 8/20/2018[1]	11,150	11,117
Société Générale 1.79% due 7/2/2018[1]	12,000	11,998
Starbird Funding Corp. 1.96% due 7/6/2018[1]	5,000	4,998
Sumitomo Mitsui Banking Corp. 2.00% due 7/23/2018[1]	11,000	10,986
Swedbank AB 2.23% due 9/27/2018	6,800	6,763
Toyota Industries Commercial Finance, Inc. 2.10% due 8/17/2018[1]	8,000	7,978
United Overseas Bank Ltd. 2.00% due 7/10/2018[1]	10,000	9,994

		246,976

Federal agency discount notes 11.20%
Federal Home Loan Bank 1.85%–1.89% due 7/20/2018–8/6/2018	32,000	31,957
Freddie Mac 1.83% due 8/6/2018	715	714

		32,671

U.S. Treasury bonds & notes 4.11%
U.S. Treasury Bill 1.60% due 7/19/2018	12,000	11,990

Total short-term securities (cost: $291,655,000)		291,637

Total investment securities 99.94% (cost: $291,655,000)		291,637
Other assets less liabilities 0.06%		178

Net assets 100.00%		$291,815

1Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $193,496,000, which represented 66.31% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series 109

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2018	unaudited

Bonds, notes & other debt instruments 99.10%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 50.17%
U.S. Treasury	U.S. Treasury 2.50% 2020	$50,000	$49,973
43.02%	U.S. Treasury 1.125% 2021	31,950	30,481
	U.S. Treasury 1.75% 2021[1]	33,540	32,544
	U.S. Treasury 2.00% 2021	46,300	45,268
	U.S. Treasury 2.00% 2021	26,500	26,038
	U.S. Treasury 1.75% 2022	174,300	168,177
	U.S. Treasury 1.875% 2022	63,000	61,122
	U.S. Treasury 2.00% 2022	69,500	67,464
	U.S. Treasury 2.00% 2022	43,510	42,222
	U.S. Treasury 1.50% 2023	26,020	24,625
	U.S. Treasury 1.625% 2023	38,150	36,210
	U.S. Treasury 2.125% 2023[1]	64,095	62,028
	U.S. Treasury 2.625% 2023	63,000	62,728
	U.S. Treasury 2.75% 2023	99,300	99,387
	U.S. Treasury 2.75% 2023	52,956	52,987
	U.S. Treasury 2.125% 2024	55,975	53,790
	U.S. Treasury 2.50% 2024	44,000	43,296
	U.S. Treasury 2.75% 2025	38,000	37,850
	U.S. Treasury 2.875% 2025	25,000	25,084
	U.S. Treasury 2.75% 2028	27,461	27,199
	U.S. Treasury 2.75% 2047[1]	43,501	41,423
	U.S. Treasury 1.50%–6.25% 2019–2048	210,954	207,086

			1,296,982

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	57,386	47,688
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	46,441	51,833
securities	U.S. Treasury Inflation-Protected Security 1.00% 2048[2]	31,748	26,386
7.15%	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2047[2]	91,391	89,863

			215,770

	Total U.S. Treasury bonds & notes		1,512,752

Mortgage-backed obligations 28.50%
Federal agency	Fannie Mae 3.00% 2036[3]	27,950	27,543
mortgage-backed	Fannie Mae 4.00% 2047[3]	32,646	33,360
obligations	Fannie Mae 4.50% 2048[3,4]	95,470	99,239
28.50%	Fannie Mae 4.50% 2048[3,4]	67,539	70,099
	Fannie Mae 4.50% 2048[3]	43,815	45,915
	Fannie Mae 0%–9.22% 2022–2048[3,4,5]	129,020	132,015
	Freddie Mac 4.50% 2048[3,4]	36,248	37,659
	Freddie Mac 0%–5.50% 2020–2048[3,4,5]	75,257	75,767
	Freddie Mac, Series K010, Class A1, Multi Family, 3.32% 2020[3]	107	107
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	44,020	43,237
	Government National Mortgage Assn. 3.50% 2048[3,4]	25,000	25,090
	Government National Mortgage Assn. 4.00% 2048[3,4]	33,367	34,143
	Government National Mortgage Assn. 4.50% 2048[3,4]	60,719	63,017
	Government National Mortgage Assn. 4.50% 2048[3,4]	31,081	32,310
	Government National Mortgage Assn. 2.74%–6.64% 2034–2065[3,4,5]	61,832	64,125
	Other securities		75,485

			859,111

Federal agency bonds & notes 20.43%
	Fannie Mae 1.25%–7.13% 2019–2030	31,400	32,266
	Federal Home Loan Bank 1.75%–5.50% 2018–2036	91,315	91,736
	Freddie Mac 2.38%–3.75% 2019–2021	112,750	112,154
	Tennessee Valley Authority 2.88%–5.88% 2021–2060	47,305	49,028
	U.S. Department of Housing and Urban Development 1.33%–3.70% 2018–2034	83,632	83,208

110 American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
United States Agency for International Development, Jordan (Kingdom of) 1.95%–3.00% 2019–2025	$194,000	$193,737
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,477	3,997
United States Agency for International Development, Iraq (State of), 2.149% 2022	6,670	6,475
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,878
United States Agency for International Development, Ukraine 1.47%–1.84% 2019–2021	5,855	5,663
Other securities		34,757

		615,899

Total bonds, notes & other debt instruments (cost: $3,019,008,000)		2,987,762

Short-term securities 16.56%
Chariot Funding, LLC 2.25% due 8/31/2018[6]	25,000	24,905
CHARTA, LLC 2.27% due 9/28/2018[6]	30,000	29,827
Chevron Corp. 1.98%–2.01% due 8/23/2018–9/10/2018[6]	50,000	49,809
Coca-Cola Co. 2.23% due 10/5/2018[6]	50,000	49,704
Eli Lilly and Co. 1.91% due 7/9/2018[6]	30,000	29,984
Intel Corp. 1.94% due 7/23/2018[6]	41,300	41,246
PepsiCo Inc. 1.96% due 8/6/2018[6]	60,000	59,873
Pfizer Inc. 2.03% due 9/10/2018[6]	50,000	49,787
Société Générale 1.79% due 7/2/2018[6]	37,100	37,094
Other securities		127,082

Total short-term securities (cost: $499,371,000)		499,311

Total investment securities 115.66% (cost: $3,518,379,000)		3,487,073
Other assets less liabilities (15.66)%		(472,050)

Net assets 100.00%		$3,015,023

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000	[7] )	Value at 6/30/2018 (000	[8] )	Unrealized (depreciation) appreciation at 6/30/2018 (000)
90 Day Euro Dollar Futures	Long	1	December 2018	$250		$243		$–	[9]
2 Year U.S. Treasury Note Futures	Long	1,895	October 2018	379,000		401,414			(233)
5 Year U.S. Treasury Note Futures	Long	13,644	October 2018	1,364,400		1,550,193		7,833
10 Year U.S. Treasury Note Futures	Long	3,146	September 2018	314,600		378,110		2,093
10 Year Ultra U.S. Treasury Note Futures	Long	312	September 2018	31,200		40,009		361
20 Year U.S. Treasury Bond Futures	Long	97	September 2018	9,700		14,065		35
30 Year Ultra U.S. Treasury Bond Futures	Short	159	September 2018	(15,900)		(25,370)		17

								$10,106

American Funds Insurance Series 111

U.S. Government/AAA-Rated Securities Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2018 (000)
1.9475%	U.S. EFFR	9/26/2018	$3,090,000	$54	$–	$54
1.882%	U.S. EFFR	9/26/2018	142,200	(12)	–	(12)
1.8975%	U.S. EFFR	9/26/2018	374,000	(22)	–	(22)
1.8935%	U.S. EFFR	9/26/2018	398,000	(26)	–	(26)
1.865%	U.S. EFFR	9/26/2018	364,900	(40)	–	(40)
U.S. EFFR	2.385%	5/1/2019	2,143,040	(120)	–	(120)
1.37%	U.S. EFFR	6/14/2019	60,500	(474)	–	(474)
1.362%	U.S. EFFR	6/21/2019	60,500	(492)	–	(492)
1.351%	U.S. EFFR	6/28/2019	60,500	(511)	–	(511)
2.32475%	3-month USD-LIBOR	2/9/2020	490,000	(3,245)	–	(3,245)
3-month USD-LIBOR	2.3774%	2/13/2020	390,000	2,270	–	2,270
1.997%	U.S. EFFR	2/13/2020	60,900	(308)	–	(308)
1.989%	U.S. EFFR	2/13/2020	61,000	(316)	–	(316)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	(2,231)	–	(2,231)
U.S. EFFR	2.19%	3/29/2020	135,300	383	–	383
2.5935%	3-month USD-LIBOR	3/29/2020	136,200	(377)	–	(377)
2.577%	3-month USD-LIBOR	3/29/2020	135,300	(413)	–	(413)
U.S. EFFR	2.174%	4/4/2020	71,520	230	–	230
2.5725%	3-month USD-LIBOR	4/4/2020	71,516	(235)	–	(235)
U.S. EFFR	2.19%	4/6/2020	47,300	139	–	139
3-month USD-LIBOR	2.761%	4/27/2020	100,000	18	–	18
U.S. EFFR	2.4195%	6/14/2020	121,000	(36)	–	(36)
1.8005%	3-month USD-LIBOR	9/28/2020	48,000	(1,062)	–	(1,062)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	3,065	–	3,065
3-month USD-LIBOR	1.225%	9/22/2021	60,000	3,051	–	3,051
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	254	–	254
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	1,560	–	1,560
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	1,203	–	1,203
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	2,545	–	2,545
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	2,351	–	2,351
3-month USD-LIBOR	1.948%	7/28/2022	20,000	714	–	714
2.80%	3-month USD-LIBOR	9/2/2022	280,000	(767)	–	(767)
2.75%	3-month USD-LIBOR	9/2/2022	280,000	(1,024)	–	(1,024)
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(1,744)	–	(1,744)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(1,324)	–	(1,324)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(563)	–	(563)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	666	–	666
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	(1,529)	–	(1,529)
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	452	–	452
2.7435%	3-month USD-LIBOR	2/16/2023	41,000	(246)	–	(246)
3-month USD-LIBOR	2.8655%	4/23/2023	55,000	37	–	37
2.5815%	U.S. EFFR	5/25/2023	80,000	295	–	295
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	1,204	–	1,204
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	590	–	590
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	4,231	–	4,231
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	2,848	–	2,848
3-month USD-LIBOR	2.4595%	1/12/2025	26,400	684	–	684
3-month USD-LIBOR	2.588%	1/26/2025	15,600	286	–	286
2.8775%	3-month USD-LIBOR	3/23/2025	29,800	(24)	–	(24)
2.905%	3-month USD-LIBOR	6/21/2025	38,425	29	–	29
3-month USD-LIBOR	1.798%	2/2/2026	35,000	2,652	–	2,652
3-month USD-LIBOR	2.24%	12/5/2026	55,100	2,776	–	2,776
3-month USD-LIBOR	2.27%	12/5/2026	44,900	2,160	–	2,160
2.579%	3-month USD-LIBOR	3/14/2027	53,000	(1,360)	–	(1,360)
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(1,890)	–	(1,890)
3-month USD-LIBOR	2.31934%	11/17/2027	21,200	1,054	–	1,054

112 American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2018 (000)
3-month USD-LIBOR	2.31613%	11/17/2027	$19,800	$990	$–	$990
2.925%	3-month USD-LIBOR	2/1/2028	12,800	(20)	–	(20)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	(35)	–	(35)
2.908%	3-month USD-LIBOR	2/1/2028	16,000	(36)	–	(36)
2.92%	3-month USD-LIBOR	2/2/2028	12,200	(22)	–	(22)
U.S. EFFR	2.5065%	3/22/2028	8,700	12	–	12
U.S. EFFR	2.535%	3/23/2028	6,700	(7)	–	(7)
U.S. EFFR	2.471%	3/27/2028	8,100	36	–	36
U.S. EFFR	2.4575%	3/29/2028	9,638	55	–	55
U.S. EFFR	2.424%	3/30/2028	8,160	70	–	70
U.S. EFFR	2.412%	4/5/2028	3,702	36	–	36
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	47	–	47
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(127)	–	(127)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	31	–	31
3-month USD-LIBOR	2.963%	2/1/2038	9,800	31	–	31
3-month USD-LIBOR	2.986%	2/1/2038	7,800	12	–	12
3-month USD-LIBOR	2.967%	2/2/2038	7,600	22	–	22
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(752)	–	(752)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(803)	–	(803)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(897)	–	(897)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	548	–	548
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	923	–	923
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	172	–	172
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	1,079	–	1,079
U.S. EFFR	2.166%	10/23/2047	10,000	615	–	615
U.S. EFFR	2.145%	11/9/2047	15,400	1,015	–	1,015
U.S. EFFR	2.153%	11/10/2047	15,300	983	–	983
U.S. EFFR	2.155%	11/10/2047	8,640	551	–	551
U.S. EFFR	2.17%	11/13/2047	15,660	951	–	951
2.964%	3-month USD-LIBOR	2/12/2048	9,100	61	–	61
U.S. EFFR	2.5635%	2/12/2048	33,204	(708)	–	(708)
3-month USD-LIBOR	2.96%	2/15/2048	4,600	(27)	–	(27)
3-month USD-LIBOR	2.9825%	2/20/2048	9,000	(96)	–	(96)
2.98%	3-month USD-LIBOR	3/15/2048	2,000	21	–	21
2.9625%	3-month USD-LIBOR	3/15/2048	2,000	13	–	13
U.S. EFFR	2.4615%	3/15/2048	2,000	– [9]	–	– [9]
U.S. EFFR	2.485%	3/15/2048	2,000	(10)	–	(10)
U.S. EFFR	2.425%	3/16/2048	4,100	32	–	32
2.917%	3-month USD-LIBOR	3/16/2048	4,100	(12)	–	(12)
U.S. EFFR	2.505%	3/22/2048	4,300	(38)	–	(38)
U.S. EFFR	2.51375%	3/22/2048	4,700	(51)	–	(51)
3-month USD-LIBOR	3.006%	3/23/2048	11,074	(174)	–	(174)
3-month USD-LIBOR	2.848%	4/3/2048	14,000	241	–	241
3-month USD-LIBOR	2.8245%	4/4/2048	11,300	250	–	250
3-month USD-LIBOR	3.016%	5/9/2048	4,026	(72)	–	(72)
3-month USD-LIBOR	3.003%	5/9/2048	6,000	(91)	–	(91)
3.06%	3-month USD-LIBOR	5/11/2048	3,400	92	–	92
3.04%	3-month USD-LIBOR	5/14/2048	3,526	81	–	81
3.029%	3-month USD-LIBOR	5/14/2048	3,100	64	–	64
U.S. EFFR	2.625%	5/25/2048	18,000	(616)	–	(616)
U.S. EFFR	2.445%	6/4/2048	6,700	25	–	25
U.S. EFFR	2.471%	6/29/2048	9,008	(16)	–	(16)
					$–	$21,859

American Funds Insurance Series 113

U.S. Government/AAA-Rated Securities Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1All or a portion of this security was pledged as collateral. The total value of pledged collateral was $64,163,000, which represented 2.13% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Purchased on a TBA basis.

5Coupon rate may change periodically.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $449,461,000, which represented 14.91% of the net assets of the fund.

7Notional amount is calculated based on the number of contracts and notional contract size.

8Value is calculated based on the notional amount and current market price.

9Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

114 American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2018	unaudited

Growth funds 80.38%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,351,155	$259,279

Total growth funds (cost: $233,384,000)		259,279

Fixed income funds 15.27%
American Funds Insurance Series – Bond Fund, Class 1	4,658,402	49,239

Total fixed income funds (cost: $50,664,000)		49,239

Short-term securities 4.40%
Government Cash Management Fund	14,206,955	14,207

Total short-term securities (cost: $14,207,000)		14,207

Total investment securities 100.05% (cost: $298,255,000)		322,725
Other assets less liabilities (0.05)%		(162)

Net assets 100.00%		$322,563

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	150	September 2018	$15,000	$17,043	$76

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Growth funds 80.38%
American Funds Insurance Series –
Growth Fund, Class 1	2,960,791	522,087	131,723	3,351,155	$1,773	$(3,761)	$368	$259,279

Fixed income funds 15.27%
American Funds Insurance Series –
Bond Fund, Class 1	4,022,202	1,034,742	398,542	4,658,402	(134)	(923)	207	49,239
Total 95.65%					$1,639	$(4,684)	$575	$308,518

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series 115

Managed Risk International Fund
Investment portfolio June 30, 2018	unaudited

Growth funds 80.64%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,052,381	$125,103

Total growth funds (cost: $112,444,000)		125,103

Fixed income funds 14.98%
American Funds Insurance Series – Bond Fund, Class 1	2,198,449	23,237

Total fixed income funds (cost: $23,947,000)		23,237

Short-term securities 4.45%
Government Cash Management Fund	689,518	6,896

Total short-term securities (cost: $6,896,000)		6,896

Total investment securities 100.07% (cost: $143,287,000)		155,236
Other assets less liabilities (0.07)%		(109)

Net assets 100.00%		$155,127

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	74	September 2018	$7,400	$8,408	$38

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Growth funds 80.64%
American Funds Insurance Series –
International Fund, Class 1	5,479,657	828,398	255,674	6,052,381	$376	$(6,615)	$287	$125,103

Fixed income funds 14.98%
American Funds Insurance Series –
Bond Fund, Class 1	2,063,150	412,750	277,451	2,198,449	(98)	(452)	102	23,237
Total 95.62%					$278	$(7,067)	$389	$148,340

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

116 American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund
Investment portfolio June 30, 2018	unaudited

Growth-and-income funds 80.26%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,377,436	$282,024

Total growth-and-income funds (cost: $274,887,000)		282,024

Fixed income funds 15.01%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,429,371	52,754

Total fixed income funds (cost: $54,041,000)		52,754

Short-term securities 4.78%
Government Cash Management Fund	16,809,408	16,809

Total short-term securities (cost: $16,809,000)		16,809

Total investment securities 100.05% (cost: $345,737,000)		351,587
Other assets less liabilities (0.05)%		(188)

Net assets 100.00%		$351,399

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	168	September 2018	$16,800	$19,088	$85

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Growth-and-income funds 80.26%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,699,331	2,006,662	1,328,557	20,377,436	$3,053	$(24,163)	$1,201	$282,024

Fixed income funds 15.01%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities
Fund, Class 1	4,530,491	313,891	415,011	4,429,371	(149)	(619)	175	52,754
Total 95.27%					$2,904	$(24,782)	$1,376	$334,778

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series 117

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2018	unaudited

Growth-and-income funds 81.58%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,723,850	$185,671

Total growth-and-income funds (cost: $172,960,000)		185,671

Fixed income funds 15.31%
American Funds Insurance Series – Bond Fund, Class 1	3,296,207	34,841

Total fixed income funds (cost: $35,853,000)		34,841

Short-term securities 3.18%
Government Cash Management Fund	7,224,073	7,224

Total short-term securities (cost: $7,224,000)		7,224

Total investment securities 100.07% (cost: $216,037,000)		227,736
Other assets less liabilities (0.07)%		(155)

Net assets 100.00%		$227,581

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	70	September 2018	$7,000	$7,953	$36

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Growth-and-income funds 81.58%
American Funds Insurance Series –
Growth-Income Fund, Class 1	3,331,787	486,437	94,374	3,723,850	$(152)	$(1,448)	$491	$185,671

Fixed income funds 15.31%
American Funds Insurance Series –
Bond Fund, Class 1	2,916,097	744,555	364,445	3,296,207	(127)	(643)	147	34,841
Total 96.89%					$(279)	$(2,091)	$638	$220,512

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

118 American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2018	unaudited

Asset allocation funds 96.49%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	188,290,272	$4,308,081

Total asset allocation funds (cost: $4,129,979,000)		4,308,081

Short-term securities 3.61%
Government Cash Management Fund	161,351,550	161,352

Total short-term securities (cost: $161,352,000)		161,352

Total investment securities 100.10% (cost: $4,291,331,000)		4,469,433
Other assets less liabilities (0.10)%		(4,589)

Net assets 100.00%		$4,464,844

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 6/30/2018[2] (000)	Unrealized appreciation at 6/30/2018 (000)
5 Year U.S. Treasury Note Futures	Long	1,599	September 2018	$159,900	$181,674	$810

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2018 (000)
Asset allocation funds 96.49%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	178,833,494	11,775,274	2,318,496	188,290,272	$7,542	$(160,545)	$15,338	$4,308,081

1Notional amount is calculated based on the number of contracts and notional contract size.

2Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series 119

Financial statements

Statements of assets and liabilities at June 30, 2018

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,256,704	$4,254,330	$25,794,041	$9,849,487	$3,381,973
Affiliated issuers	–	39,287	–	–	–
Cash	1,133	258	116	58	289
Cash denominated in currencies other than U.S. dollars	2,781	273	1,777	4,095	1,374
Unrealized appreciation on open forward currency contracts	35	502	–	662	600
Receivables for:
Sales of investments	9,928	11,559	64,385	4,855	21,777
Sales of fund’s shares	8,940	2,146	6,214	9,876	3,986
Dividends and interest	15,984	4,924	23,533	23,294	11,437
Closed forward currency contracts	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–
Variation margin on swap contracts	–	–	–	–	–
Other	132	64	–	–	1,055

	6,295,637	4,313,343	25,890,066	9,892,327	3,422,491

Liabilities:
Unrealized depreciation on open forward currency contracts	3	74	–	–	1
Payables for:
Purchases of investments	6,506	8,867	18,563	42,621	–
Repurchases of fund’s shares	3,285	3,148	63,897	5,667	1,864
Investment advisory services	2,709	2,531	6,932	4,030	2,006
Services provided by related parties	917	592	3,788	1,070	325
Trustees’ deferred compensation	70	47	507	216	31
Closed forward currency contracts	–	–	–	–	44
Variation margin on futures contracts	–	–	–	–	–
Variation margin on swap contracts	–	–	–	–	–
Non-U.S. taxes	5,261	2,035	3,269	607	17,526
Other	1,878	178	786	1,516	470

	20,782	17,472	97,742	55,727	22,267

Net assets at June 30, 2018	$6,274,855	$4,295,871	$25,792,324	$9,836,600	$3,400,224

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,900,107	$3,094,834	$14,046,657	$7,655,392	$2,717,195
Undistributed (distributions in excess of) net investment income	35,281	15,695	97,128	85,084	16,403
Undistributed (accumulated) net realized gain (loss)	203,923	247,849	902,753	204,320	162,131
Net unrealized appreciation (depreciation)	2,135,544	937,493	10,745,786	1,891,804	504,495

Net assets at June 30, 2018	$6,274,855	$4,295,871	$25,792,324	$9,836,600	$3,400,224

Investment securities, at cost:
Unaffiliated issuers	$4,116,065	$3,308,839	$15,048,209	$7,957,697	$2,862,464
Affiliated issuers	–	45,822	–	–	–
Cash denominated in currencies other than U.S. dollars, at cost	2,781	283	1,777	4,095	1,374

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120 American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$9,092,984	$2,029,056	$31,469,009	$1,461,736	$658,570	$26,142,488	$389,679	$12,535,060	$2,279,459
–	–	–	–	–	324,176	–	–	–
1,737	750	457	8	254	4,682	52	14,056	74
–	1,074	1,130	813	53	2,401	90	7,016	1,149
–	–	–	–	–	–	335	1,868	9,633

–	303	91,938	686	27,991	419,291	6,622	1,456,332	77,901
1,443	1,567	7,994	490	536	8,310	232	2,111	485
14,515	6,918	34,264	5,731	2,942	85,663	2,016	70,399	20,161
–	–	–	–	–	–	–	–	412
–	–	–	–	–	7	–	544	16
–	–	–	–	–	131	–	1,593	108
–	162	134	–	–	46	–	–	–

9,110,679	2,039,830	31,604,926	1,469,464	690,346	26,987,195	399,026	14,088,979	2,389,398

–	–	–	–	–	–	151	2,417	4,812

2,037	–	2,739	2,393	40,212	1,023,982	10,809	3,448,248	144,176
8,632	941	37,467	165	355	20,779	90	6,005	1,305
2,929	1,009	6,752	732	263	5,697	211	3,160	976
826	335	3,332	81	77	2,065	59	928	256
76	22	580	8	2	248	2	112	24
–	–	–	–	–	–	7	–	218
–	–	–	–	–	38	–	1,118	35
–	–	–	–	–	94	–	1,418	11
114	2,180	408	263	–	4,611	140	–	–
191	110	628	140	300	2,509	136	375	982

14,805	4,597	51,906	3,782	41,209	1,060,023	11,605	3,463,781	152,795

$9,095,874	$2,035,233	$31,553,020	$1,465,682	$649,137	$25,927,172	$387,421	$10,625,198	$2,236,603

$6,739,312	$1,541,810	$20,831,509	$1,306,166	$640,382	$20,281,109	$331,952	$10,769,062	$2,234,032
100,168	25,019	244,551	24,174	947	257,027	2,987	124,247	26,284
571,644	40,850	1,817,428	27,874	(1,921)	912,701	5,781	(131,287)	13,276
1,684,750	427,554	8,659,532	107,468	9,729	4,476,335	46,701	(136,824)	(36,989)

$9,095,874	$2,035,233	$31,553,020	$1,465,682	$649,137	$25,927,172	$387,421	$10,625,198	$2,236,603

$7,408,226	$1,599,905	$22,809,399	$1,354,200	$648,832	$21,450,874	$342,992	$12,672,959	$2,320,751
–	–	–	–	–	538,159	–	–	–
–	1,075	1,130	813	53	2,382	90	7,003	1,148

American Funds Insurance Series 121

Statements of assets and liabilities at June 30, 2018

						U.S.
	High-					Government/	Managed
	Income					AAA-Rated	Risk
	Bond		Mortgage		Ultra-Short	Securities	Growth
	Fund		Fund		Bond Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,403,358		$445,063		$291,637	$3,487,073	$14,207
Affiliated issuers	–		–		–	–	308,518
Cash	160		96		76	2,325	–	*
Cash pledged for futures contracts	–		–		–	–	102
Cash denominated in currencies other than U.S. dollars	–	*	–		–	–	–
Receivables for:
Sales of investments	4,666		130,368		–	635,581	234
Sales of fund’s shares	145		85		542	571	264
Dividends and interest	24,008		918		–	13,945	20
Variation margin on futures contracts	–		2		–	13	–
Variation margin on swap contracts	97		72		–	1,152	–
Other	4		–	*	–	–	2

	1,432,438		576,604		292,255	4,140,660	323,347

Liabilities:
Payables for:
Purchases of investments	35,545		237,316		–	1,117,448	250
Repurchases of fund’s shares	560		149		282	3,214	247
Investment advisory services	542		117		76	840	26
Services provided by related parties	172		18		55	331	256
Trustees’ deferred compensation	52		2		18	60	1
Variation margin on futures contracts	–		27		–	2,818	4
Variation margin on swap contracts	35		57		–	870	–
Non-U.S. taxes	5		–		–	–	–
Other	509		10		9	56	–

	37,420		237,696		440	1,125,637	784

Net assets at June 30, 2018	$1,395,018		$338,908		$291,815	$3,015,023	$322,563

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,558,816		$343,263		$290,165	$3,067,310	$286,485
Undistributed (distributions in excess of) net investment income	41,321		3,128		1,668	28,754	(282)
Undistributed (accumulated) net realized gain (loss)	(184,946)		(7,578)		–	(81,699)	11,814
Net unrealized appreciation (depreciation)	(20,173)		95		(18)	658	24,546

Net assets at June 30, 2018	$1,395,018		$338,908		$291,815	$3,015,023	$322,563

Investment securities, at cost:
Unaffiliated issuers	$1,425,947		$446,686		$291,655	$3,518,379	$14,207
Affiliated issuers	–		–		–	–	284,048
Cash denominated in currencies other than U.S. dollars, at cost	–	*	–		–	–	–

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

122 American Funds Insurance Series

unaudited (dollars in thousands)

		Managed		Managed		Managed
Managed		Risk Blue		Risk		Risk
Risk		Chip Income		Growth-		Asset
International		and Growth		Income		Allocation
Fund		Fund		Fund		Fund

$6,896		$16,809		$7,224		$161,352
148,340		334,778		220,512		4,308,081
–	*	–	*	–	*	–	*
50		114		48		1,088
–		–		–		–

615		86		551		9,360
62		134		335		1,078
10		25		10		235
–		–		–		–
–		–		–		–
4		–		4		–

155,977		351,946		228,684		4,481,194

57		90		317		849
648		131		581		10,037
13		29		19		371
130		287		183		3,329
–	*	1		1		20
2		4		2		38
–		–		–		–
–		–		–		–
–		5		–		1,706

850		547		1,103		16,350

$155,127		$351,399		$227,581		$4,464,844

$144,278		$330,269		$212,154		$4,136,918
(48)		364		13		5,002
(1,090)		14,831		3,679		144,012
11,987		5,935		11,735		178,912

$155,127		$351,399		$227,581		$4,464,844

$6,896		$16,809		$7,224		$161,352
136,391		328,928		208,813		4,129,979
–		–		–		–

American Funds Insurance Series 123

Statements of assets and liabilities at June 30, 2018

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$2,125,350	$1,671,016	$8,449,474	$5,051,798	$1,978,499
	Shares outstanding	72,341	65,698	109,203	244,377	83,760
	Net asset value per share	$29.38	$25.44	$77.37	$20.67	$23.62

Class 1A:	Net assets	$4,347	$361	$6,823	$4,310	$1,837
	Shares outstanding	149	14	88	209	78
	Net asset value per share	$29.30	$25.39	$77.16	$20.61	$23.55

Class 2:	Net assets	$3,892,666	$2,474,075	$16,009,356	$4,431,950	$959,932
	Shares outstanding	133,886	100,074	208,561	215,415	41,054
	Net asset value per share	$29.07	$24.72	$76.76	$20.57	$23.38

Class 3:	Net assets			$217,167	$28,956
	Shares outstanding			2,790	1,399
	Net asset value per share			$77.84	$20.70

Class 4:	Net assets	$252,492	$150,419	$1,109,504	$319,586	$459,956
	Shares outstanding	8,726	6,044	14,636	15,713	19,753
	Net asset value per share	$28.93	$24.89	$75.80	$20.34	$23.28

					U.S.
		High-			Government/	Managed
		Income			AAA-Rated	Risk
		Bond	Mortgage	Ultra-Short	Securities	Growth
		Fund	Fund	Bond Fund	Fund	Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$611,063	$262,166	$36,131	$1,526,368
	Shares outstanding	60,323	25,420	3,186	128,239
	Net asset value per share	$10.13	$10.31	$11.34	$11.90

Class 1A:	Net assets	$614	$609	$10	$1,136
	Shares outstanding	61	59	1	96
	Net asset value per share	$10.11	$10.29	$11.34	$11.89

Class 2:	Net assets	$737,830	$60,290	$237,240	$1,411,958
	Shares outstanding	74,060	5,862	21,470	119,909
	Net asset value per share	$9.96	$10.29	$11.05	$11.78

Class 3:	Net assets	$11,987		$4,491	$8,908
	Shares outstanding	1,179		402	747
	Net asset value per share	$10.16		$11.17	$11.92

Class 4:	Net assets	$33,524	$15,843	$13,943	$66,653
	Shares outstanding	3,120	1,552	1,248	5,654
	Net asset value per share	$10.75	$10.20	$11.17	$11.79

Class P1:	Net assets					$2,110
	Shares outstanding					163
	Net asset value per share					$12.97

Class P2:	Net assets					$320,453
	Shares outstanding					24,848
	Net asset value per share					$12.90

*Amount less than one thousand.

See Notes to Financial Statements

124 American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$5,452,895	$511,918	$16,653,404	$1,124,429	$288,518	$16,913,613	$110,615	$6,532,048	$1,079,163
394,094	35,313	334,012	64,874	28,856	739,298	8,717	617,843	92,762
$13.84	$14.50	$49.86	$17.33	$10.00	$22.88	$12.69	$10.57	$11.63

$2,549	$872	$5,658	$1,899	$3,120	$6,777	$1,476	$2,530	$311
185	60	114	110	312	297	117	240	27
$13.80	$14.47	$49.73	$17.29	$9.99	$22.83	$12.67	$10.54	$11.62

$3,334,607	$1,430,006	$13,815,850	$265,551	$2,939	$5,235,377	$206,382	$3,759,209	$1,117,576
244,088	98,925	280,381	15,382	294	231,320	16,313	360,304	96,865
$13.66	$14.46	$49.28	$17.26	$9.99	$22.63	$12.65	$10.43	$11.54

		$163,240			$35,083
		3,271			1,533
		$49.91			$22.89

$305,823	$92,437	$914,868	$73,803	$354,560	$3,736,322	$68,948	$331,411	$39,553
22,464	6,485	18,749	4,300	35,528	165,886	5,499	31,816	3,458
$13.61	$14.25	$48.80	$17.16	$9.98	$22.52	$12.54	$10.42	$11.44

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$229	$211	$2,834	$1,718,689
21	17	229	133,575
$11.01	$12.16	$12.38	$12.87

$154,898	$351,188	$224,747	$2,746,155
14,179	29,111	18,250	213,747
$10.92	$12.06	$12.32	$12.85

American Funds Insurance Series 125

Statements of operations for the six months ended June 30, 2018

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$58,468	$23,989	$142,604	$126,679	$30,583
Interest	2,423	2,955	9,504	8,724	4,953

	60,891	26,944	152,108	135,403	35,536

Fees and expenses*:
Investment advisory services	16,370	15,017	41,134	24,375	12,285
Distribution services	5,317	3,326	21,396	6,044	1,846
Insurance administrative services	296	172	1,293	390	570
Transfer agent services	1	– †	1	1	– †
Administrative services	318	216	1,274	496	176
Reports to shareholders	94	60	379	143	50
Registration statement and prospectus	23	16	93	38	13
Trustees’ compensation	20	13	79	31	11
Auditing and legal	19	15	12	33	18
Custodian	434	331	248	893	626
State, local and other taxes	– †	–	–	1	– †
Other	5	48	13	9	41

Total fees and expenses before waivers/reimbursements	22,897	19,214	65,922	32,454	15,636
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	–	–	–
Miscellaneous fee reimbursements	–	–	–	–	–

Total waivers/reimbursements of fees and expenses	–	–	–	–	–

Total fees and expenses after waivers/reimbursements	22,897	19,214	65,922	32,454	15,636

Net investment income (loss)	37,994	7,730	86,186	102,949	19,900

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	204,049	194,899	1,032,911	208,387	162,902
Affiliated issuers*	–	3,739	–	–	–
Futures contracts	–	–	–	–	–
Forward currency contracts	(53)	(334)	–	413	(41)
Swap contracts	–	–	–	–	–
Currency transactions	(41)	13	(442)	(1,114)	238

	203,955	198,317	1,032,469	207,686	163,099

Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(46,500)	(4,037)	1,292,961	(319,100)	(323,788)
Affiliated issuers	–	(10,233)	–	–	–
Futures contracts	–	–	–	–	–
Forward currency contracts	18	1,531	–	1,017	922
Swap contracts	–	–	–	–	–
Currency translations	43	(23)	(86)	(365)	1,092

	(46,439)	(12,762)	1,292,875	(318,448)	(321,774)

Net realized gain (loss) and unrealized (depreciation) appreciation	157,516	185,555	2,325,344	(110,762)	(158,675)

Net increase (decrease) in net assets resulting from operations	$195,510	$193,285	$2,411,530	$(7,813)	$(138,775)

See end of statements of operations for footnotes.

See Notes to Financial Statements

126 American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$121,448	$29,629	$278,235	$27,379	$9,904	$172,799	$3,616	$–	$–
2,421	2,323	19,173	2,587	2,275	131,203	1,780	157,930	36,371

123,869	31,952	297,408	29,966	12,179	304,002	5,396	157,930	36,371

17,773	6,200	40,241	4,450	1,537	34,120	1,242	19,179	6,271
4,601	1,996	18,626	428	428	11,259	341	5,153	1,487
344	109	1,096	88	428	4,563	78	390	46
1	– †	2	– †	– †	1	– †	1	– †
458	105	1,557	74	31	1,285	19	530	118
107	24	447	11	5	369	3	147	28
10	3	107	16	18	345	8	37	4
29	797		4	280		1	33	8
4	12	16	10	5	13	10	8	3
246	189	537	194	21	178	19	127	206
–	– †	–	– †	–	–	–	–	–
5	1	17	2	5	34	17	57	48

23,578	8,646	62,743	5,277	2,480	52,247	1,738	25,662	8,219

–	–	–	1	5	–	–	–	–
–	–	–	–	–	–	–	–	–

–	–	–	1	5	–	–	–	–

23,578	8,646	62,743	5,276	2,475	52,247	1,738	25,662	8,219

100,291	23,306	234,665	24,690	9,704	251,755	3,658	132,268	28,152

551,972	42,500	1,792,533	32,229	(1,828)	805,562	4,495	(109,690)	16,505
–	–	–	–	–	–	–	–	–
–	–	–	–	–	746	–	(39,999)	(5,196)
–	–	–	–	–	–	(303)	4,320	2,923
–	–	–	–	–	(3,011)	–	17,220	1,540
36	(250)	(1,536)	349	(74)	(223)	(1)	(470)	(969)

552,008	42,250	1,790,997	32,578	(1,902)	803,074	4,191	(128,619)	14,803

(610,059)	(83,171)	(40,002)	(84,086)	(22,182)	(776,248)	(10,963)	(188,704)	(79,744)
–	–	–	–	–	(11,665)	–	–	–
–	–	–	–	–	486	–	6,343	846
–	–	–	–	–	–	309	(8,091)	4,160
–	–	–	–	–	5,263	–	(8,040)	1,142
(38)	58	(90)	(102)	(19)	(82)	(44)	(157)	(726)

(610,097)	(83,113)	(40,092)	(84,188)	(22,201)	(782,246)	(10,698)	(198,649)	(74,322)

(58,089)	(40,863)	1,750,905	(51,610)	(24,103)	20,828	(6,507)	(327,268)	(59,519)

$42,202	$(17,557)	$1,985,570	$(26,920)	$(14,399)	$272,583	$(2,849)	$(195,000)	$(31,367)

American Funds Insurance Series 127

Statements of operations for the six months ended June 30, 2018

					U.S.
	High-				Government/	Managed
	Income				AAA-Rated	Risk
	Bond	Mortgage	Ultra-Short		Securities	Growth
	Fund	Fund	Bond Fund		Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$–	$–	$–		$–	$575
Interest	47,139	4,009	2,519		35,728	88

	47,139	4,009	2,519		35,728	663

Fees and expenses*:
Investment advisory services	3,319	704	472		5,121	226
Distribution services	989	93	321		1,875	375
Insurance administrative services	38	18	17		78	377
Transfer agent services	– †	– †	–	†	– †	– †
Administrative services	71	17	15		152	–
Accounting and administrative services	–	–	–		–	19
Reports to shareholders	15	3	4		31	3
Registration statement and prospectus	5	1	–	†	11	5
Trustees’ compensation	5	1	1		10	1
Auditing and legal	4	– †	–	†	1	8
Custodian	14	17	–	†	25	4
Other	20	22	–	†	38	1

Total fees and expenses before waivers/reimbursements	4,480	876	830		7,342	1,019
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	–		–	75
Miscellaneous fee reimbursements	–	–	–		–	11

Total waivers/reimbursements of fees and expenses	–	–	–		–	86

Total fees and expenses after waivers/reimbursements	4,480	876	830		7,342	933

Net investment income (loss)	42,659	3,133	1,689		28,386	(270)

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(20,160)	(3,153)	–	†	(24,670)	–
Affiliated issuers*	–	–	–		–	1,639
Futures contracts	–	(5,150)	–		(52,726)	(6,082)
Swap contracts	(1,217)	624	–		(6,083)	–
Currency transactions	(4)	–	–		–	(1)
Capital gain distributions received from affiliated issuers	–	–	–		–	24,732

	(21,381)	(7,679)	–	†	(83,479)	20,288

Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	(18,063)	(2,593)	23		(30,329)	–
Affiliated issuers	–	–	–		–	(4,684)
Futures contracts	(75)	1,430	–		17,551	114
Swap contracts	2,488	1,705	–		30,287	–
Currency translations	3	–	–		–	–

	(15,647)	542	23		17,509	(4,570)

Net realized gain (loss) and unrealized (depreciation) appreciation	(37,028)	(7,137)	23		(65,970)	15,718

Net increase (decrease) in net assets resulting from operations	$5,631	$(4,004)	$1,712		$(37,584)	$15,448

*Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the Notes to Financial Statements.

† Amount less than one thousand.

See Notes to Financial Statements

128 American Funds Insurance Series

unaudited (dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$389	$1,376	$638	$15,338
51	106	56	1,266

440	1,482	694	16,604

116	265	163	3,335
194	441	269	3,455
194	441	272	5,559
– †	– †	– †	– †
–	–	–	–
18	20	18	51
2	3	2	37
4	6	4	58
– †	1	1	14
8	8	8	11
4	4	4	4
1	1	1	3

541	1,190	742	12,527

39	88	54	1,112
22	–	17	–

61	88	71	1,112

480	1,102	671	11,415

(40)	380	23	5,189

–	–	–	–
278	2,904	(279)	7,542
(377)	(7,203)	(3,050)	(49,802)
–	–	–	–
– †	(1)	– †	6
5,858	21,502	12,395	185,909

5,759	17,202	9,066	143,655

–	–	–	–
(7,067)	(24,782)	(2,091)	(160,545)
57	134	64	1,402
–	–	–	–
–	–	–	–

(7,010)	(24,648)	(2,027)	(159,143)

(1,251)	(7,446)	7,039	(15,488)

$(1,291)	$(7,066)	$7,062	$(10,299)

American Funds Insurance Series 129

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$37,994	$44,912	$7,730	$15,312	$86,186	$136,774
Net realized gain (loss)	203,955	433,191	198,317	207,903	1,032,469	2,561,073
Net unrealized (depreciation) appreciation	(46,439)	1,102,516	(12,762)	731,086	1,292,875	3,159,797

Net increase (decrease) in net assets resulting from operations	195,510	1,580,619	193,285	954,301	2,411,530	5,857,644

Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,955)	(42,742)	(2,542)	(21,019)	(30,167)	(136,164)
Distributions from net realized gain on investments	(428,020)	(174,096)	(188,621)	–	(2,516,015)	(2,251,429)

Total dividends and distributions paid to shareholders	(433,975)	(216,838)	(191,163)	(21,019)	(2,546,182)	(2,387,593)

Net capital share transactions	278,244	(335,425)	(21,289)	(495,098)	941,518	(34,343)

Total increase (decrease) in net assets	39,779	1,028,356	(19,167)	438,184	806,866	3,435,708
Net assets:
Beginning of period	6,235,076	5,206,720	4,315,038	3,876,854	24,985,458	21,549,750

End of period	$6,274,855	$6,235,076	$4,295,871	$4,315,038	$25,792,324	$24,985,458

Undistributed (distributions in excess of) net investment income	$35,281	$3,242	$15,695	$10,507	$97,128	$41,109

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$24,690	$35,259	$9,704	$14,607	$251,755	$419,292
Net realized gain (loss)	32,578	5,636	(1,902)	8,964	803,074	1,243,464
Net unrealized (depreciation) appreciation	(84,188)	242,768	(22,201)	35,709	(782,246)	1,880,231

Net increase (decrease) in net assets resulting from operations	(26,920)	283,663	(14,399)	59,280	272,583	3,542,987

Dividends and distributions paid to shareholders:
Dividends from net investment income	(4,863)	(32,772)	(9,018)	(14,010)	(87,244)	(405,124)
Distributions from net realized gain on investments	–	–	(1,388)	–	(1,120,993)	(1,069,604)

Total dividends and distributions paid to shareholders	(4,863)	(32,772)	(10,406)	(14,010)	(1,208,237)	(1,474,728)

Net capital share transactions	35,498	109,624	79,485	137,152	1,202,732	2,543,934

Total increase (decrease) in net assets	3,715	360,515	54,680	182,422	267,078	4,612,193
Net assets:
Beginning of period	1,461,967	1,101,452	594,457	412,035	25,660,094	21,047,901

End of period	$1,465,682	$1,461,967	$649,137	$594,457	$25,927,172	$25,660,094

Undistributed (distributions in excess of) net investment income	$24,174	$4,347	$947	$261	$257,027	$92,516

See end of statements of changes in net assets for footnote.

See Notes to Financial Statements

130 American Funds Insurance Series

(dollars in thousands)

				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017	2018*	2017

$102,949	$105,868	$19,900	$32,918	$100,291	$195,270	$23,306	$44,369	$234,665	$445,666
207,686	438,684	163,099	236,990	552,008	686,720	42,250	151,286	1,790,997	2,102,617
(318,448)	1,850,536	(321,774)	567,588	(610,097)	550,461	(83,113)	281,638	(40,092)	3,222,646

(7,813)	2,395,088	(138,775)	837,496	42,202	1,432,451	(17,557)	477,293	1,985,570	5,770,929

(20,717)	(124,236)	(8,140)	(34,131)	(37,394)	(188,626)	(4,953)	(42,795)	(78,162)	(435,451)
(462,357)	(100,924)	(93,325)	–	(699,094)	(328,660)	(153,097)	(33,692)	(2,127,600)	(1,807,557)

(483,074)	(225,160)	(101,465)	(34,131)	(736,488)	(517,286)	(158,050)	(76,487)	(2,205,762)	(2,243,008)

569,665	133,019	107,751	(164,517)	410,311	(178,554)	108,394	(289,969)	1,080,850	1,071,251

78,778	2,302,947	(132,489)	638,848	(283,975)	736,611	(67,213)	110,837	860,658	4,599,172

9,757,822	7,454,875	3,532,713	2,893,865	9,379,849	8,643,238	2,102,446	1,991,609	30,692,362	26,093,190

$9,836,600	$9,757,822	$3,400,224	$3,532,713	$9,095,874	$9,379,849	$2,035,233	$2,102,446	$31,553,020	$30,692,362

$85,084	$2,852	$16,403	$4,643	$100,168	$37,271	$25,019	$6,666	$244,551	$88,048

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017	2018*	2017

$3,658	$4,343	$132,268	$226,928	$28,152	$53,646	$42,659	$96,458	$3,133	$5,003
4,191	9,276	(128,619)	(10,510)	14,803	(26,825)	(21,381)	24,442	(7,679)	408
(10,698)	38,239	(198,649)	193,041	(74,322)	132,187	(15,647)	(3,823)	542	(431)

(2,849)	51,858	(195,000)	409,459	(31,367)	159,008	5,631	117,077	(4,004)	4,980

–	(3,252)	(43,397)	(220,546)	(4,652)	(11,164)	(14,715)	(98,414)	(1,057)	(5,571)
–	(10,070)	(14,589)	(157,395)	(7,707)	(14,449)	–	–	–	(2,214)

–	(13,322)	(57,986)	(377,941)	(12,359)	(25,613)	(14,715)	(98,414)	(1,057)	(7,785)

36,371	63,483	180,490	(223,341)	(187,249)	85,999	(49,778)	(346,424)	3,799	2,570

33,522	102,019	(72,496)	(191,823)	(230,975)	219,394	(58,862)	(327,761)	(1,262)	(235)

353,899	251,880	10,697,694	10,889,517	2,467,578	2,248,184	1,453,880	1,781,641	340,170	340,405

$387,421	$353,899	$10,625,198	$10,697,694	$2,236,603	$2,467,578	$1,395,018	$1,453,880	$338,908	$340,170

$2,987	$(671)	$124,247	$35,376	$26,284	$2,784	$41,321	$13,377	$3,128	$1,052

American Funds Insurance Series 131

Statements of changes in net assets

			U.S. Government/		Managed Risk
	Ultra-Short Bond Fund		AAA-Rated Securities Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30	December 31	June 30	December 31	June 30	December 31
	2018*	2017	2018*	2017	2018*	2017
Operations:
Net investment income (loss)	$1,689	$1,388	$28,386	$46,503	$(270)	$859
Net realized gain (loss)	– †	9	(83,479)	11,669	20,288	19,268
Net unrealized (depreciation) appreciation	23	(64)	17,509	(6,874)	(4,570)	35,360

Net increase (decrease) in net assets resulting from operations	1,712	1,333	(37,584)	51,298	15,448	55,487

Dividends and distributions paid to shareholders:
Dividends from net investment income	(483)	(906)	(9,358)	(43,993)	(1,411)	(734)
Distributions from net realized gain on investments	–	–	–	–	(20,530)	(4,142)

Total dividends and distributions paid to shareholders	(483)	(906)	(9,358)	(43,993)	(21,941)	(4,876)

Net capital share transactions	(14,219)	(46,638)	(41,350)	58,286	41,097	36,220

Total increase (decrease) in net assets	(12,990)	(46,211)	(88,292)	65,591	34,604	86,831
Net assets:
Beginning of period	304,805	351,016	3,103,315	3,037,724	287,959	201,128

End of period	$291,815	$304,805	$3,015,023	$3,103,315	$322,563	$287,959

Undistributed (distributions in excess of) net investment income	$1,668	$462	$28,754	$9,726	$(282)	$1,399

*Unaudited.

See Notes to Financial Statements

132 American Funds Insurance Series

(dollars in thousands)

Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30	December 31	June 30	December 31	June 30	December 31	June 30	December 31
2018*	2017	2018*	2017	2018*	2017	2018*	2017

$(40)	$1,283	$380	$5,049	$23	$2,028	$5,189	$50,782
5,759	248	17,202	12,835	9,066	8,283	143,655	177,329
(7,010)	28,741	(24,648)	30,876	(2,027)	24,060	(159,143)	329,033

(1,291)	30,272	(7,066)	48,760	7,062	34,371	(10,299)	557,144

(1,331)	(900)	(5,685)	(5,161)	(2,177)	(1,867)	(53,278)	(31,722)
(739)	(1,403)	(12,120)	(5,568)	(9,936)	(7,726)	(174,365)	(38,742)

(2,070)	(2,303)	(17,805)	(10,729)	(12,113)	(9,593)	(227,643)	(70,464)

10,065	22,849	9,366	37,657	23,664	23,434	248,376	408,750

6,704	50,818	(15,505)	75,688	18,613	48,212	10,434	895,430

148,423	97,605	366,904	291,216	208,968	160,756	4,454,410	3,558,980

$155,127	$148,423	$351,399	$366,904	$227,581	$208,968	$4,464,844	$4,454,410

$(48)	$1,323	$364	$5,669	$13	$2,167	$5,002	$53,091

American Funds Insurance Series 133

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund – Seeks to provide long-term growth of capital.

Global Small Capitalization Fund – Seeks to provide long-term growth of capital.

Growth Fund – Seeks to provide growth of capital.

International Fund – Seeks to provide long-term growth of capital.

NewWorld Fund – Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund – Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund – Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund – Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund – Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder – Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund – Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund – Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund – Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund – Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund – Seeks to provide current income and preservation of capital.

134 American Funds Insurance Series

Ultra-Short Bond Fund – Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund – Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund – Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund – Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders – Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series 135

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

136 American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series 137

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2018 (dollars in thousands):

Global Growth Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,950,234	$–	$–	$1,950,234
Consumer discretionary	1,122,705	–	–	1,122,705
Financials	608,521	–	–	608,521
Health care	608,279	–	–	608,279
Consumer staples	394,353	–	–	394,353
Industrials	364,065	–	–	364,065
Energy	130,055	–	–	130,055
Materials	120,071	9,961	–	130,032
Telecommunication services	68,099	–	–	68,099
Miscellaneous	312,437	–	–	312,437
Bonds, notes & other debt instruments	–	1,000	–	1,000
Short-term securities	–	566,924	–	566,924

Total	$5,678,819	$577,885	$–	$6,256,704

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$35	$–	$35
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(3)	–	(3)

Total	$–	$32	$–	$32

*Securities with a value of $2,470,292,000, which represented 39.37% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$928,403	$–	$–	$928,403
Consumer discretionary	773,092	–	–	773,092
Information technology	581,292	–	–	581,292
Financials	435,315	–	–	435,315
Industrials	400,842	–	–	400,842
Energy	122,278	–	13,979	136,257
Real estate	122,176	–	–	122,176
Materials	121,095	–	–	121,095
Consumer staples	117,997	–	–	117,997
Utilities	70,971	–	–	70,971
Telecommunication services	18,116	–	–	18,116
Miscellaneous	204,413	–	–	204,413
Convertible bonds	–	7,655	–	7,655
Bonds, notes & other debt instruments	–	4,123	–	4,123
Short-term securities	–	371,870	–	371,870

Total	$3,895,990	$383,648	$13,979	$4,293,617

138 American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$502	$–	$502
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(74)	–	(74)

Total	$–	$428	$–	$428

*Securities with a value of $1,530,340,000, which represented 35.62% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$8,591,258	$–	$–	$8,591,258
Consumer discretionary	5,527,922	–	–	5,527,922
Health care	3,578,032	–	–	3,578,032
Financials	2,559,944	–	–	2,559,944
Energy	1,837,951	–	–	1,837,951
Industrials	1,071,026	–	–	1,071,026
Consumer staples	380,221	–	–	380,221
Real estate	268,938	–	–	268,938
Other	508,337	–	–	508,337
Miscellaneous	454,883	–	–	454,883
Convertible stocks	–	–	11,351	11,351
Short-term securities	–	1,004,178	–	1,004,178

Total	$24,778,512	$1,004,178	$11,351	$25,794,041

*Securities with a value of $1,535,112,000, which represented 5.95% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,219,859	$298,839	$–	$1,518,698
Industrials	1,297,161	–	–	1,297,161
Information technology	1,160,520	31,384	–	1,191,904
Health care	1,061,956	–	–	1,061,956
Consumer discretionary	1,044,228	–	–	1,044,228
Consumer staples	792,722	–	–	792,722
Materials	743,373	–	–	743,373
Energy	458,445	–	–	458,445
Utilities	433,083	4,642	–	437,725
Telecommunication services	153,338	–	–	153,338
Real estate	145,135	–	–	145,135
Miscellaneous	142,545	–	–	142,545
Rights & warrants	–	12,024	–	12,024
Bonds, notes & other debt instruments	–	62,740	–	62,740
Short-term securities	–	787,493	–	787,493

Total	$8,652,365	$1,197,122	$–	$9,849,487

See next page for footnote.

American Funds Insurance Series 139

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$662	$–	$662

*Securities with a value of $6,219,677,000, which represented 63.23% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading and due to observable quoted prices in an active market.

†Forward currency contracts are not included in the investment portfolio.

NewWorld Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$674,565	$–	$–	$674,565
Financials	322,040	88,342	–	410,382
Materials	336,556	11,198	–	347,754
Consumer discretionary	327,550	–	–	327,550
Energy	306,481	–	–	306,481
Health care	219,208	17,445	–	236,653
Consumer staples	234,080	–	–	234,080
Industrials	195,635	–	–	195,635
Real estate	37,909	–	25	37,934
Utilities	36,168	–	–	36,168
Telecommunication services	29,897	–	–	29,897
Miscellaneous	67	–	–	67
Preferred securities	–	–	1,340	1,340
Rights & warrants	–	38,459	–	38,459
Bonds, notes & other debt instruments	–	94,991	–	94,991
Short-term securities	–	410,017	–	410,017

Total	$2,720,156	$660,452	$1,365	$3,381,973

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$600	$–	$600
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(1)	–	(1)

Total	$–	$599	$–	$599

*Securities with a value of $1,533,679,000, which represented 45.11% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

140 American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$1,974,003	$–	$–	$1,974,003
Information technology	1,405,932	–	–	1,405,932
Industrials	997,557	–	–	997,557
Consumer staples	951,222	–	–	951,222
Consumer discretionary	937,854	–	–	937,854
Financials	866,918	–	–	866,918
Energy	848,611	–	–	848,611
Telecommunication services	295,377	–	–	295,377
Materials	219,584	–	–	219,584
Utilities	150,746	–	–	150,746
Real estate	74,396	–	–	74,396
Miscellaneous	26,164	–	–	26,164
Short-term securities	–	344,620	–	344,620

Total	$8,748,364	$344,620	$–	$9,092,984

Global Growth and Income Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$447,491	$30,569	$–	$478,060
Industrials	205,559	–	–	205,559
Financials	193,526	–	–	193,526
Health care	175,193	–	–	175,193
Consumer discretionary	164,902	–	–	164,902
Materials	164,096	–	–	164,096
Consumer staples	141,804	–	–	141,804
Energy	119,869	–	–	119,869
Real estate	60,804	–	–	60,804
Telecommunication services	33,213	–	–	33,213
Utilities	29,740	–	–	29,740
Miscellaneous	89,264	–	–	89,264
Rights & warrants	154	–	–	154
Bonds, notes & other debt instruments	–	41,217	–	41,217
Short-term securities	–	131,655	–	131,655

Total	$1,825,615	$203,441	$–	$2,029,056

*Securities with a value of $861,256,000, which represented 42.32% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series 141

Growth-Income Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$5,706,737	$–	$–	$5,706,737
Consumer discretionary	4,287,333	–	–	4,287,333
Health care	4,262,135	–	–	4,262,135
Financials	3,326,237	39,701	–	3,365,938
Industrials	3,219,784	–	–	3,219,784
Consumer staples	2,399,436	116,085	–	2,515,521
Energy	2,016,461	–	–	2,016,461
Materials	1,267,896	–	–	1,267,896
Real estate	514,715	–	–	514,715
Utilities	440,113	–	–	440,113
Telecommunication services	404,220	–	–	404,220
Mutual funds	57,781	–	–	57,781
Miscellaneous	860,215	–	–	860,215
Convertible stocks	11,888	7,305	–	19,193
Convertible bonds	–	42,780	–	42,780
Short-term securities	–	2,488,187	–	2,488,187

Total	$28,774,951	$2,694,058	$–	$31,469,009

*Securities with a value of $1,670,829,000, which represented 5.30% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$259,807	$41,741	$–	$301,548
Health care	145,478	–	–	145,478
Information technology	130,920	–	–	130,920
Materials	124,356	–	–	124,356
Consumer staples	114,521	–	–	114,521
Industrials	107,414	–	–	107,414
Energy	103,345	–	–	103,345
Consumer discretionary	91,022	–	–	91,022
Utilities	86,696	–	–	86,696
Real estate	67,028	–	–	67,028
Telecommunication services	40,341	–	–	40,341
Miscellaneous	15,814	–	–	15,814
Bonds, notes & other debt instruments	–	20,410	–	20,410
Short-term securities	–	112,843	–	112,843

Total	$1,286,742	$174,994	$–	$1,461,736

*Securities with a value of $1,033,353,000, which represented 70.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

142 American Funds Insurance Series

Capital Income Builder

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$63,897	$156	$–	$64,053
Energy	57,600	–	–	57,600
Information technology	55,486	–	–	55,486
Consumer staples	53,094	–	–	53,094
Real estate	41,635	–	–	41,635
Consumer discretionary	40,361	–	–	40,361
Utilities	29,204	–	–	29,204
Telecommunication services	28,255	–	–	28,255
Industrials	23,280	–	–	23,280
Health care	22,975	–	–	22,975
Materials	11,843	–	–	11,843
Miscellaneous	8,754	–	–	8,754
Convertible stocks	4,706	–	–	4,706
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	84,622	–	84,622
Mortgage-backed obligations	–	45,981	–	45,981
Corporate bonds & notes	–	21,696	–	21,696
Asset-backed obligations	–	494	–	494
Short-term securities	–	64,531	–	64,531

Total	$441,090	$217,480	$–	$658,570

*Securities with a value of $204,880,000, which represented 31.56% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$4,405,169	$–	$5,171	$4,410,340
Health care	2,640,060	–	368	2,640,428
Financials	2,264,802	9,140	–	2,273,942
Consumer discretionary	1,720,702	324	–	1,721,026
Energy	1,655,898	2,988	–	1,658,886
Materials	1,084,717	–	–	1,084,717
Consumer staples	1,083,940	–	–	1,083,940
Industrials	757,050	3,372	25	760,447
Real estate	322,756	–	–	322,756
Telecommunication services	84,344	–	–	84,344
Miscellaneous	89,771	–	–	89,771
Rights & warrants	–	–	328	328
Convertible stocks	–	–	6,074	6,074
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	2,906,555	–	2,906,555
Corporate bonds & notes	–	2,312,520	11,477	2,323,997
Mortgage-backed obligations	–	1,275,172	–	1,275,172
Other	–	199,805	–	199,805
Short-term securities	–	3,624,136	–	3,624,136

Total	$16,109,209	$10,334,012	$23,443	$26,466,664

See next page for footnote.

American Funds Insurance Series 143

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on interest rate swaps	$–	$992	$–	$992
Liabilities:
Unrealized depreciation on futures contracts	(268)	–	–	(268)
Unrealized depreciation on interest rate swaps	–	(1,977)	–	(1,977)

Total	$(268)	$(985)	$–	$(1,253)

*Securities with a value of $722,537,000, which represented 2.79% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end,

 primarily due to a lack of significant market movements following the close of local trading.

†Futures contracts and interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$49,412	$–	$–	$49,412
Financials	30,305	–	–	30,305
Health care	24,561	–	–	24,561
Industrials	24,379	–	–	24,379
Energy	22,210	–	–	22,210
Consumer discretionary	22,194	–	–	22,194
Consumer staples	18,959	–	–	18,959
Materials	13,330	–	–	13,330
Real estate	9,204	–	–	9,204
Utilities	6,904	–	–	6,904
Miscellaneous	18,045	–	–	18,045
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	59,160	–	59,160
U.S. Treasury bonds & notes	–	40,569	–	40,569
Corporate bonds & notes	–	22,724	–	22,724
Mortgage-backed obligations	–	6,646	–	6,646
Short-term securities	–	21,077	–	21,077

Total	$239,503	$150,176	$–	$389,679

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$335	$–	$ 335
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(151)	–	(151)

Total	$–	$184	$–	$ 184

*Securities with a value of $97,681,000, which represented 25.21% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end,

 primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

144 American Funds Insurance Series

Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$3,786,408	$415	$3,786,823
U.S. Treasury bonds & notes	–	2,671,323	–	2,671,323
Mortgage-backed obligations	–	2,499,881	–	2,499,881
Bonds & notes of governments & government agencies outside the U.S.	–	759,856	–	759,856
Asset-backed obligations	–	277,546	–	277,546
Municipals	–	212,537	–	212,537
Federal agency bonds & notes	–	11,659	–	11,659
Common stocks	–	682	2,151	2,833
Rights & warrants	–	–	97	97
Short-term securities	–	2,312,505	–	2,312,505

Total	$–	$12,532,397	$2,663	$12,535,060

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$5,769	$ –	$–	$5,769
Unrealized appreciation on open forward currency contracts	–	1,868	–	1,868
Unrealized appreciation on interest rate swaps	–	18,809	–	18,809
Unrealized appreciation on credit default swaps	–	159	–	159
Liabilities:
Unrealized depreciation on futures contracts	(3,582)	–	–	(3,582)
Unrealized depreciation on open forward currency contracts	–	(2,417)	–	(2,417)
Unrealized depreciation on interest rate swaps	–	(19,480)	–	(19,480)

Total	$2,187	$(1,061)	$–	$1,126

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$–	$286,705	$–	$286,705
Japanese yen	–	234,651	–	234,651
Polish zloty	–	82,395	–	82,395
Mexican pesos	–	70,574	–	70,574
Indian rupees	–	64,832	–	64,832
British pounds	–	48,518	–	48,518
Danish kroner	–	43,483	–	43,483
Malaysian ringgits	–	35,569	–	35,569
South Korean won	–	31,473	–	31,473
Thai baht	–	28,048	–	28,048
Israeli shekels	–	19,189	–	19,189
Brazilian reais	–	16,106	–	16,106
Australian dollars	–	15,852	–	15,852
Canadian dollars	–	14,792	–	14,792
Romanian leu	–	11,517	–	11,517
U.S. dollars	–	999,743	675	1,000,418
Other	–	51,584	–	51,584
Convertible stocks	–	–	1,033	1,033
Common stocks	–	713	791	1,504
Rights & warrants	–	–	56	56
Short-term securities	–	221,160	–	221,160

Total	$–	$2,276,904	$2,555	$2,279,459

American Funds Insurance Series 145

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$806	$–	$–	$806
Unrealized appreciation on open forward currency contracts	–	9,633	–	9,633
Unrealized appreciation on interest rate swaps	–	211	–	211
Liabilities:
Unrealized depreciation on futures contracts	(319)	–	–	(319)
Unrealized depreciation on open forward currency contracts	–	(4,812)	–	(4,812)
Unrealized depreciation on interest rate swaps	–	(548)	–	(548)

Total	$487	$4,484	$–	$4,971

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$1,311,273	$9,892	$1,321,165
Other	–	6,917	–	6,917
Convertible bonds	–	7,627	–	7,627
Convertible stocks	1,891	–	5,892	7,783
Common stocks	896	6,151	8,187	15,234
Rights & warrants	–	–	354	354
Short-term securities	–	44,278	–	44,278

Total	$2,787	$1,376,246	$24,325	$1,403,358

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on interest rate swaps	$ –	$ 1,912	$–	$1,912
Unrealized appreciation on credit default swaps	–	1,101	–	1,101
Liabilities:
Unrealized depreciation on futures contracts	(75)	–	–	(75)
Unrealized depreciation on interest rate swaps	–	(523)	–	(523)

Total	$(75)	$2,490	$–	$2,415

1Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2018 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2018	Level 3[2]	Purchases	Sales	gain[3]	appreciation[3]	Level 3[2]	6/30/2018

Investment securities	$23,741	$–	$17,761	$(18,621)	$–	$5,838	$(4,394)	$24,325

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2018								$ 3,411

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

3Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

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Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

					Impact to
					valuation from
	Value at	Valuation	Unobservable		an increase in
	6/30/2018	techniques	inputs	Range	input*
Corporate bonds & notes	$ 9,892	Yield analysis	Yield to call/maturity risk premium	0-700 bps	Decrease
Convertible stocks	5,892	Market comparable companies	EBITDA multiple	13.9x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	23%	Decrease
		Transaction price	N/A	N/A	N/A
Common stocks	8,187
			EBITDA multiple	5.0x -5.5x	Increase
		Market comparable companies	Discount for lack of marketability (DLOM)	22%	Decrease
Rights & warrants	354	Black-Scholes	Implied volatility	30%	Increase
	$24,325

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$246,041	$ –	$246,041
U.S. Treasury bonds & notes	–	34,166	–	34,166
Asset-backed obligations	–	21,324	–	21,324
Federal agency bonds & notes	–	21,203	–	21,203
Corporate bonds & notes	–	–	134	134
Short-term securities	–	122,195	–	122,195

Total	$–	$444,929	$134	$445,063

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$798	$ –	$–	$ 798
Unrealized appreciation on interest rate swaps	–	4,265	–	4,265
Liabilities:
Unrealized depreciation on interest rate swaps	–	(3,346)	–	(3,346)

Total	$798	$ 919	$–	$ 1,717

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2018, all of the fund’s investment securities were classified as Level 2.

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U.S. Government/AAA-Rated Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$–	$1,512,752	$–	$1,512,752
Mortgage-backed obligations	–	859,111	–	859,111
Federal agency bonds & notes	–	615,899	–	615,899
Short-term securities	–	499,311	–	499,311

Total	$–	$3,487,073	$–	$3,487,073

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$10,339	$ –	$–	$ 10,339
Unrealized appreciation on interest rate swaps	–	46,860	–	46,860
Liabilities:
Unrealized depreciation on futures contracts	(233)	–	–	(233)
Unrealized depreciation on interest rate swaps	–	(25,001)	–	(25,001)

Total	$10,106	$ 21,859	$–	$ 31,965

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2018, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks – Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

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Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency – The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds – The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the

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repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk– As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in futures contracts – In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the

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investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging – There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

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Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps – Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse

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on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Futures	Forwards	Interest Rate Swaps	Credit Default Swaps
Global Growth Fund	Not applicable	$ 5,719	Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	91,823	Not applicable	Not applicable
International Fund	Not applicable	29,375	Not applicable	Not applicable
New World Fund	Not applicable	17,798	Not applicable	Not applicable
Asset Allocation Fund	$ 364,453	Not applicable	$ 1,706,924	Not applicable
Global Balanced Fund	Not applicable	23,716	Not applicable	Not applicable
Bond Fund	2,096,319	500,160	4,467,319	$58,750
Global Bond Fund	178,243	722,202	578,995	Not applicable
High-Income Bond Fund	15,900	Not applicable	46,258	91,748
Mortgage Fund	203,510	Not applicable	1,052,719	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,706,965	Not applicable	11,924,170	Not applicable
Managed Risk Growth Fund	34,134	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	29,987	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	29,245	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	17,118	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	246,886	Not applicable	Not applicable	Not applicable

The following tables present the financial statement impacts resulting from the funds’ use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2018 (dollars in thousands):

Global Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$35	Unrealized depreciation on open forward currency contracts	$3

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized loss on forward currency contracts	$(53)	Net unrealized appreciation on forward currency contracts	$18

Global Small Capitalization Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$502	Unrealized depreciation on open forward currency contracts	$74

154 American Funds Insurance Series

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized loss on forward currency contracts	$(334)	Net unrealized appreciation on forward currency contracts	$1,531

International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$662	Unrealized depreciation on open forward currency contracts	$–

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$413	Net unrealized appreciation on forward currency contracts	$1,017

NewWorld Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$600	Unrealized depreciation on open forward currency contracts	$ 1

Forward currency	Currency	Receivables for closed forward currency contracts	–	Payables for closed forward currency contracts	44

			$600		$45

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized loss on forward currency contracts	$(41)	Net unrealized appreciation on forward currency contracts	$922

Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$ –	Unrealized depreciation*	$ 268

Swaps	Interest	Unrealized appreciation*	992	Unrealized depreciation*	1,977

			$992		$2,245

See end of tables for footnote.

American Funds Insurance Series 155

		Net realized gain (loss)		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$746	Net unrealized appreciation on futures contracts	$486

Swaps	Interest	Net realized loss on swap contracts	(3,011)	Net unrealized appreciation on swap contracts	5,263

			$(2,265)		$5,749

Global Balanced Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$335	Unrealized depreciation on open forward currency contracts	$151

Forward currency	Currency	Receivables for closed forward currency contracts	–	Payables for closed forward currency contracts	7

			$335		$158

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized loss on forward currency contracts	$(303)	Net unrealized appreciation on forward currency contracts	$309

Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$5,769	Unrealized depreciation*	$3,582

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,868	Unrealized depreciation on open forward currency contracts	2,417

Swaps	Interest	Unrealized appreciation*	18,809	Unrealized depreciation*	19,480

Swaps	Credit	Unrealized appreciation*	159	Unrealized depreciation*	–

			$26,605		$25,490

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(39,999)	Net unrealized appreciation on futures contracts	$6,343

Forward currency	Currency	Net realized gain on forward currency contracts	4,320	Net unrealized depreciation on forward currency contracts	(8,091)

Swaps	Interest	Net realized gain on swap contracts	17,251	Net unrealized depreciation on swap contracts	(8,383)

Swaps	Credit	Net realized loss on swap contracts	(31)	Net unrealized appreciation on swap contracts	343

			$(18,459)		$(9,788)

156 American Funds Insurance Series

Global Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$806	Unrealized depreciation*	$319

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	9,633	Unrealized depreciation on open forward currency contracts	4,812

Forward currency	Currency	Receivables for closed forward currency contracts	412	Payables for closed forward currency contracts	218

Swaps	Interest	Unrealized appreciation*	211	Unrealized depreciation*	548

			$11,062		$5,897

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(5,196)	Net unrealized appreciation on futures contracts	$846

Forward currency	Currency	Net realized gain on forward currency contracts	2,923	Net unrealized appreciation on forward currency contracts	4,160

Swaps	Interest	Net realized gain on swap contracts	1,540	Net unrealized appreciation on swap contracts	1,142

			$(733)		$6,148

High-Income Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$–	Unrealized depreciation*	$75

Swaps	Interest	Unrealized appreciation*	1,912	Unrealized depreciation*	523

Swaps	Credit	Unrealized appreciation*	1,101	Unrealized depreciation*	–

			$3,087		$622

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$–	Net unrealized depreciation on futures contracts	$(75)

Swaps	Interest	Net realized loss on swap contracts	(954)	Net unrealized appreciation on swap contracts	968

Swaps	Credit	Net realized loss on swap contracts	(263)	Net unrealized appreciation on swap contracts	1,520

			$(1,217)		$2,413

See end of tables for footnote.

American Funds Insurance Series 157

Mortgage Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$798	Unrealized depreciation*	$–

Swaps	Interest	Unrealized appreciation*	4,265	Unrealized depreciation*	3,346

			$5,063		$3,346

		Net realized (loss) gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(5,150)	Net unrealized appreciation on futures contracts	$1,430

Swaps	Interest	Net realized gain on swap contracts	624	Net unrealized appreciation on swap contracts	1,705

			$(4,526)		$3,135

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$10,339	Unrealized depreciation*	$233

Swaps	Interest	Unrealized appreciation*	46,860	Unrealized depreciation*	25,001

			$57,199		$25,234

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(52,726)	Net unrealized appreciation on futures contracts	$17,551

Swaps	Interest	Net realized loss on swap contracts	(6,083)	Net unrealized appreciation on swap contracts	30,287

			$(58,809)		$47,838

Managed Risk Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$76	Unrealized depreciation*	$–

158 American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$41	Net unrealized appreciation on futures contracts	$–

Futures	Equity	Net realized loss on futures contracts	(5,074)	Net unrealized appreciation on futures contracts	–

Futures	Interest	Net realized loss on futures contracts	(1,049)	Net unrealized appreciation on futures contracts	114

			$(6,082)		$114

Managed Risk International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$38	Unrealized depreciation*	$–

		Net realized gain (loss)		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$35	Net unrealized appreciation on futures contracts	$–

Futures	Equity	Net realized loss on futures contracts	(208)	Net unrealized appreciation on futures contracts	–

Futures	Interest	Net realized loss on futures contracts	(204)	Net unrealized appreciation on futures contracts	57

			$(377)		$57

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$85	Unrealized depreciation*	$–

		Net realized gain (loss)		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$57	Net unrealized appreciation on futures contracts	$–

Futures	Equity	Net realized loss on futures contracts	(5,958)	Net unrealized appreciation on futures contracts	–

Futures	Interest	Net realized loss on futures contracts	(1,302)	Net unrealized appreciation on futures contracts	134

			$(7,203)		$134

See end of tables for footnote.

American Funds Insurance Series 159

Managed Risk Growth-Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$36	Unrealized depreciation*	$–

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$(5)	Net unrealized appreciation on futures contracts	$–

Futures	Equity	Net realized loss on futures contracts	(2,466)	Net unrealized appreciation on futures contracts	–

Futures	Interest	Net realized loss on futures contracts	(599)	Net unrealized appreciation on futures contracts	64

			$(3,050)		$64

Managed Risk Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$810	Unrealized depreciation*	$–

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized loss on futures contracts	$(15)	Net unrealized appreciation on futures contracts	$–

Futures	Equity	Net realized loss on futures contracts	(38,734)	Net unrealized appreciation on futures contracts	–

Futures	Interest	Net realized loss on futures contracts	(11,053)	Net unrealized appreciation on futures contracts	1,402

			$(49,802)		$1,402

*

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

Collateral – Funds that invest in futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts participate in a collateral program. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single

160 American Funds Insurance Series

currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2018, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Bank of America, N.A.	$35	$–	$–	$–	$35
Liabilities:
Goldman Sachs	$ 3	$–	$–	$–	$ 3

Global Small Capitalization Fund
		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Citibank	$256	$ –	$ –	$(130)	$126
JPMorgan Chase	246	(8)	(40)	–	198

Total	$502	$(8)	$(40)	$(130)	$324

Liabilities:
Bank of America, N.A.	$ 4	$ –	$ –	$ –	$ 4
Bank of New York Mellon	62	–	–	–	62
JPMorgan Chase	8	(8)	–	–	–

Total	$ 74	$(8)	$ –	$ –	$ 66

International Fund
		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets:
Bank of America, N.A.	$662	$–	$(662)	$–	$–

See end of tables for footnote.

American Funds Insurance Series 161

New World Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral	amount

Assets:
Bank of America, N.A.	$ 15	$(15)	$ –	$–	$ –
Citibank	96	–	–	–	96
Goldman Sachs	110	(1)	–	–	109
JPMorgan Chase	379	–	(270)	–	109

Total	$600	$(16)	$(270)	$–	$314

Liabilities:
Bank of America, N.A.	$ 44	$(15)	$ –	$–	$ 29
Goldman Sachs	1	(1)	–	–	–

Total	$ 45	$(16)	$ –	$–	$ 29

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral	amount

Assets:
Bank of America, N.A.	$ 72	$ (52)	$–	$–	$ 20
Citibank	140	(21)	–	–	119
Goldman Sachs	22	(22)	–	–	–
JPMorgan Chase	83	(50)	–	–	33
UBS AG	18	–	–	–	18

Total	$335	$(145)	$–	$–	$190

Liabilities:
Bank of America, N.A.	$ 52	$ (52)	$–	$–	$ –
Bank of New York Mellon	6	–	–	–	6
Citibank	21	(21)	–	–	–
Goldman Sachs	28	(22)	–	–	6
JPMorgan Chase	50	(50)	–	–	–
Morgan Stanley	1	–	–	–	1

Total	$158	$(145)	$–	$–	$ 13

Bond Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral	amount

Assets:
Bank of New York Mellon	$ 123	$(123)	$ –	$ –	$ –
Goldman Sachs	499	(3)	–	(80)	416
JPMorgan Chase	1,246	–	(1,246)	–	–

Total	$1,868	$(126)	$(1,246)	$(80)	$ 416

Liabilities:
Bank of New York Mellon	$1,249	$(123)	$ (783)	$ –	$ 343
Citibank	1,165	–	(391)	–	774
Goldman Sachs	3	(3)	–	–	–

Total	$2,417	$(126)	$(1,174)	$ –	$1,117

162 American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral	amount

Assets:
Bank of America, N.A.	$ 1,279	$(1,279)	$ –	$ –	$ –
Citibank	3,641	(433)	–	(3,020)	188
Goldman Sachs	671	(594)	–	–	77
JPMorgan Chase	4,209	(1,534)	(2,183)	–	492
UBS AG	245	(245)	–	–	–

Total	$10,045	$(4,085)	$(2,183)	$(3,020)	$757

Liabilities:
Bank of America, N.A.	$ 1,638	$(1,279)	$ (359)	$ –	$ –
Bank of New York Mellon	161	–	–	–	161
Citibank	433	(433)	–	–	–
Goldman Sachs	594	(594)	–	–	–
JPMorgan Chase	1,534	(1,534)	–	–	–
Morgan Stanley	173	–	–	–	173
UBS AG	497	(245)	(155)	–	97

Total	$ 5,030	$(4,085)	$ (514)	$ –	$431

    *Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series 163

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2017:
Undistributed ordinary income	$31,444	$44,103	$112,122	$158,459	$8,129	$233,361
Undistributed long-term capital gains	402,492	147,040	2,434,009	324,550	93,323	502,967
As of June 30, 2018:
Gross unrealized appreciation on investments	2,273,058	1,213,793	10,988,525	2,317,465	692,686	1,980,494
Gross unrealized depreciation on investments	(135,020)	(216,845)	(360,899)	(445,958)	(177,000)	(275,986)
Net unrealized appreciation (depreciation) on investments	2,138,038	996,948	10,627,626	1,871,507	515,686	1,704,508
Cost of investments	4,118,698	3,297,097	15,166,415	7,978,642	2,866,886	7,388,476

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
As of December 31, 2017:
Undistributed ordinary income	$30,483	$199,924	$4,856	$2,111	$180,609	$–
Late year ordinary loss deferral*	–	–	–	–	–	(316)
Undistributed long-term capital gains	127,553	2,005,758	–	1,388	1,027,497	–
Post-October capital loss deferral*	–	–	–	–	–	(158)
Capital loss carryforward†	–	–	(4,708)	–	–	–
As of June 30, 2018:
Gross unrealized appreciation on investments	484,206	9,480,000	177,121	38,135	5,450,441	59,086
Gross unrealized depreciation on investments	(54,706)	(783,403)	(70,081)	(29,309)	(854,857)	(10,835)
Net unrealized appreciation (depreciation) on investments	429,500	8,696,597	107,040	8,826	4,595,584	48,251
Cost of investments	1,599,556	22,772,412	1,354,696	649,744	21,869,828	341,611

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2017:
Undistributed ordinary income	$43,324	$5,555	$14,711	$1,055	$481	$9,342
Undistributed long-term capital gains	14,531	6,778	–	–	–	–
Capital loss carryforward†	–	–	(146,596)	(490)	–	(1,300)
As of June 30, 2018:
Gross unrealized appreciation on investments	86,618	38,827	17,819	7,171	4	75,336
Gross unrealized depreciation on investments	(229,829)	(78,317)	(55,149)	(6,486)	(22)	(69,156)
Net unrealized appreciation (depreciation) on investments	(143,211)	(39,490)	(37,330)	685	(18)	6,180
Cost of investments	12,680,296	2,323,919	1,449,320	446,095	291,655	3,512,857

164 American Funds Insurance Series

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

As of December 31, 2017:
Undistributed ordinary income	$1,399	$1,323	$5,669	$2,167	$53,091
Undistributed long-term capital gains	20,518	732	12,104	9,926	174,185
As of June 30, 2018:
Gross unrealized appreciation on investments	17,260	5,729	4,735	7,026	178,046
Gross unrealized depreciation on investments	(1,425)	(709)	(1,287)	(1,012)	–
Net unrealized appreciation (depreciation) on investments	15,835	5,020	3,448	6,014	178,046
Cost of investments	306,890	150,216	348,139	221,722	4,291,387

*	These deferrals are considered incurred in the subsequent year.
†

Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforwards remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class 1	$11,170	$134,884	$146,054	$16,830	$ 55,298	$ 72,128
Class 1A1	21	273	294	15	16	31
Class 2	19,118	251,323	270,441	24,835	114,893	139,728
Class 4	1,162	16,024	17,186	1,062	3,889	4,951

Total	$31,471	$402,504	$433,975	$42,742	$174,096	$216,838

Global Small Capitalization Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid

Class 1	$17,229	$ 55,968	$ 73,197	$10,151	$–	$10,151
Class 1A1	3	12	15	1	–	1
Class 2	25,423	86,037	111,460	10,597	–	10,597
Class 4	1,456	5,035	6,491	270	–	270

Total	$44,111	$147,052	$191,163	$21,019	$–	$21,019

See end of tables for footnotes.

American Funds Insurance Series 165

Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class 1	$ 38,940	$ 792,865	$ 831,805	$ 75,247	$ 713,987	$ 789,234
Class 1A1	30	634	664	15	63	78
Class 2	67,863	1,515,757	1,583,620	110,909	1,409,266	1,520,175
Class 3	930	20,248	21,178	1,601	18,484	20,085
Class 4	4,388	104,527	108,915	4,893	53,128	58,021

Total	$112,151	$2,434,031	$2,546,182	$192,665	$2,194,928	$2,387,593

International Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class 1	$ 82,087	$165,915	$248,002	$ 70,384	$49,783	$120,167
Class 1A1	69	140	209	17	3	20
Class 2	70,871	146,986	217,857	53,513	46,642	100,155
Class 3	470	970	1,440	396	331	727
Class 4	5,010	10,556	15,566	3,025	1,066	4,091

Total	$158,507	$324,567	$483,074	$127,335	$97,825	$225,160

NewWorld Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid

Class 1	$5,166	$54,023	$ 59,189	$21,960	$–	$21,960
Class 1A1	5	50	55	6	–	6
Class 2	2,100	26,593	28,693	9,149	–	9,149
Class 4	869	12,659	13,528	3,016	–	3,016

Total	$8,140	$93,325	$101,465	$34,131	$–	$34,131

Blue Chip Income and Growth Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class 1	$140,206	$299,947	$440,153	$140,306	$170,748	$311,054
Class 1A1	63	135	198	12	5	17
Class 2	85,621	186,318	271,939	82,680	113,013	195,693
Class 4	7,578	16,620	24,198	4,917	5,605	10,522

Total	$233,468	$503,020	$736,488	$227,915	$289,371	$517,286

166 American Funds Insurance Series

Global Growth and Income Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains		Total dividends and distributions paid

Class 1	$ 7,714	$ 31,541	$ 39,255	$10,516	$ 7,109		$17,625
Class 1A1	13	52	65	2	–	[2]	2
Class 2	21,411	90,173	111,584	30,799	26,178		56,977
Class 4	1,357	5,789	7,146	1,478	405		1,883

Total	$30,495	$127,555	$158,050	$42,795	$33,692		$76,487

Growth-Income Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains		Total dividends and distributions paid

Class 1	$108,059	$1,049,641	$1,157,700	$250,221	$ 884,958		$1,135,179
Class 1A1	35	344	379	24	16		40
Class 2	85,521	886,942	972,463	195,450	853,292		1,048,742
Class 3	1,014	10,337	11,351	2,421	10,140		12,561
Class 4	5,368	58,501	63,869	9,973	36,513		46,486

Total	$199,997	$2,005,765	$2,205,762	$458,089	$1,784,919		$2,243,008

International Growth and Income Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains		Total dividends paid

Class 1	$3,855	$–	$3,855	$25,860	$–		$25,860
Class 1A1	6	–	6	14	–		14
Class 2	800	–	800	5,714	–		5,714
Class 4	202	–	202	1,184	–		1,184

Total	$4,863	$–	$4,863	$32,772	$–		$32,772

Capital Income Builder
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains		Total dividends paid

Class 1	$4,370	$ 617	$ 4,987	$ 6,303	$–		$ 6,303
Class 1A1	21	3	24	8	–		8
Class 2	34	6	40	23	–		23
Class 4	4,593	762	5,355	7,676	–		7,676

Total	$9,018	$1,388	$10,406	$14,010	$–		$14,010

See end of tables for footnotes.

American Funds Insurance Series 167

Asset Allocation Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid

Class 1	$120,676	$ 666,856	$ 787,532	$287,347		$ 666,425		$ 953,772
Class 1A1	46	263	309	50		70		120
Class 2	35,740	210,133	245,873	84,847		241,077		325,924
Class 3	245	1,413	1,658	601		1,646		2,247
Class 4	23,998	148,867	172,865	47,458		145,207		192,665

Total	$180,705	$1,027,532	$1,208,237	$420,303		$1,054,425		$1,474,728

Global Balanced Fund
	Six months ended June 30, 2018[3]			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid

Class 1	$–	$–	$–	$1,298		$2,309		$ 3,607
Class 1A1	–	–	–	3		5		8
Class 2	–	–	–	2,516		5,414		7,930
Class 4	–	–	–	582		1,195		1,777

Total	$–	$–	$–	$4,399		$8,923		$13,322

Bond Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid

Class 1	$27,667	$ 8,915	$36,582	$211,473		$25,594		$237,067
Class 1A1	10	4	14	19		1		20
Class 2	14,535	5,217	19,752	119,175		15,280		134,455
Class 4	1,185	453	1,638	5,958		441		6,399

Total	$43,397	$14,589	$57,986	$336,625		$41,316		$377,941

Global Bond Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid

Class 1	$2,915	$3,256	$6,171	$14,181		$103		$14,284
Class 1A1	1	1	2	–	[2]	–	[2]	–	[2]
Class 2	2,574	3,412	5,986	11,033		99		11,132
Class 4	82	118	200	196		1		197

Total	$5,572	$6,787	$12,359	$25,410		$203		$25,613

168 American Funds Insurance Series

High-Income Bond Fund

	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends paid

Class 1	$ 6,576		$–	$ 6,576		$43,976		$–		$43,976
Class 1A1	6		–	6		12		–		12
Class 2	7,724		–	7,724		51,640		–		51,640
Class 3	125		–	125		805		–		805
Class 4	284		–	284		1,981		–		1,981

Total	$14,715		$–	$14,715		$98,414		$–		$98,414

Mortgage Fund
	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid

Class 1	$ 846		$–	$846		$5,106		$1,186		$6,292
Class 1A1	2		–	2		2		–	[2]	2
Class 2	169		–	169		1,025		262		1,287
Class 4	40		–	40		165		39		204

Total	$1,057		$–	$1,057		$6,298		$1,487		$7,785

Ultra-Short Bond Fund
	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends paid

Class 1	$ 71		$–	$71		$184		$–		$184
Class 1A1	–	[2]	–	–	[2]	–	[2]	–		–	[2]
Class 2	388		–	388		697		–		697
Class 3	8		–	8		15		–		15
Class 4	16		–	16		10		–		10

Total	$483		$–	$483		$906		$–		$906

U.S. Government/AAA-Rated Securities Fund
	Six months ended June 30, 2018					Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends paid

Class 1	$5,048		$–	$5,048		$23,690		$–		$23,690
Class 1A1	4		–	4		1		–		1
Class 2	4,111		–	4,111		19,498		–		19,498
Class 3	27		–	27		141		–		141
Class 4	168		–	168		663		–		663

Total	$9,358		$–	$9,358		$43,993		$–		$43,993

See end of tables for footnotes.

American Funds Insurance Series 169

Managed Risk Growth Fund

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class P1	$ 14	$ 135	$ 149	$ 7	$ 22	$ 29
Class P2	1,397	20,395	21,792	727	4,120	4,847

Total	$1,411	$20,530	$21,941	$734	$4,142	$4,876

Managed Risk International Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class P1	$ 3	$ 1	$ 4	$ 1	$ 1	$ 2
Class P2	1,328	738	2,066	899	1,402	2,301

Total	$1,331	$739	$2,070	$900	$1,403	$2,303

Managed Risk Blue Chip Income and Growth Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class P1	$ 3	$ 7	$ 10	$ 4	$ 3	$ 7
Class P2	5,682	12,113	17,795	5,157	5,565	10,722

Total	$5,685	$12,120	$17,805	$5,161	$5,568	$10,729

Managed Risk Growth-Income Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class P1	$ 34	$ 122	$ 156	$ 19	$ 73	$ 92
Class P2	2,143	9,814	11,957	1,848	7,653	9,501

Total	$2,177	$9,936	$12,113	$1,867	$7,726	$9,593

Managed Risk Asset Allocation Fund
	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class P1	$23,251	$ 66,960	$ 90,211	$11,453	$13,811	$25,264
Class P2	30,027	107,405	137,432	20,269	24,931	45,200

Total	$53,278	$174,365	$227,643	$31,722	$38,742	$70,464

1Class 1A shares began investment operations on January 6, 2017.

2Amount less than one thousand.

3No distributions were paid by Global Balanced Fund during the six months ended June 30, 2018.

170 American Funds Insurance Series

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – On December 4, 2017, the series board of trustees approved amended agreements effective February 1, 2018, decreasing the annual rate to 0.580% on average daily net assets in excess of $4 billion for NewWorld Fund, decreasing the annual rate to 0.350% on average daily net assets in excess of $10.5 billion for Blue Chip Income and Growth Fund, and decreasing the annual rate to 0.320% on average daily net assets in excess of $13 billion for Bond Fund. During the six months ended June 30, 2018, CRMC voluntarily reduced the investment advisory services fees to a proposed rate of 0.500% on average daily net assets in excess of $1.5 billion for International Growth and Income Fund and a proposed rate of 0.450% on average daily net assets in excess of $600 million for Capital Income Builder. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2018, total investment advisory services fees waived by CRMC were $1,374,000.

The range of rates, net asset levels and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

			Net asset level		For the period ended	For the period ended
	Rates		(in billions)		June 30,	June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2018, before waiver	2018, after waiver

Global Growth Fund	.690%	.460%	$ .6	$ 5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.695	.695
Growth Fund	.500	.280	.6	34.0	.323	.323
International Fund	.690	.430	.5	21.0	.491	.491
NewWorld Fund	.850	.580	.5	4.0	.697	.697
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.388	.388
Global Growth and Income Fund	.690	.480	.6	3.0	.591	.591
Growth-Income Fund	.500	.219	.6	34.0	.258	.258
International Growth and Income Fund	.690	.530	.5	1.0	.604	.604
Capital Income Builder	.500		all		.500	.498
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.362	.362
Global Bond Fund	.570	.450	1.0	3.0	.529	.529
High-Income Bond Fund	.500	.420	.6	2.0	.471	.471
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.338	.338
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized

American Funds Insurance Series 171

percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements – CRMC is currently reimbursing a portion of miscellaneous fees and expenses for Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Growth-Income Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2018, total expenses reimbursed by CRMC were $50,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$105
Class 1A	$ –	$ 4	–	*
Class 2	5,025	Not applicable	201
Class 4	292	292	12

Total class-specific expenses	$5,317	$296	$318

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 83
Class 1A	$ –	$ 1	–	*
Class 2	3,155	Not applicable	126
Class 4	171	171	7

Total class-specific expenses	$3,326	$172	$216

172 American Funds Insurance Series

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 415
Class 1A	$ –	$ 6	–	*
Class 2	19,915	Not applicable	797
Class 3	194	Not applicable	11
Class 4	1,287	1,287	51

Total class-specific expenses	$21,396	$1,293	$1,274

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$254
Class 1A	$ –	$ 4	–	*
Class 2	5,631	Not applicable	225
Class 3	27	Not applicable	2
Class 4	386	386	15

Total class-specific expenses	$6,044	$390	$496

NewWorld Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$102
Class 1A	$ –	$ 2	–	*
Class 2	1,278	Not applicable	51
Class 4	568	568	23

Total class-specific expenses	$1,846	$570	$176

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$274
Class 1A	$ –	$ 2	–	*
Class 2	4,259	Not applicable	170
Class 4	342	342	14

Total class-specific expenses	$4,601	$344	$458

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 25
Class 1A	$ –	$ 1	–	*
Class 2	1,887	Not applicable	76
Class 4	109	108	4

Total class-specific expenses	$1,996	$109	$105

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 810
Class 1A	$ –	$ 5	–	*
Class 2	17,386	Not applicable	695
Class 3	149	Not applicable	8
Class 4	1,091	1,091	44

Total class-specific expenses	$18,626	$1,096	$1,557

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$57
Class 1A	$ –	$ 3	–	*
Class 2	342	Not applicable	14
Class 4	86	85	3

Total class-specific expenses	$428	$88	$74

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$14
Class 1A	$ –	$ 2	–	*
Class 2	2	Not applicable	–	*
Class 4	426	426	17

Total class-specific expenses	$428	$428	$31

See end of tables for footnotes.

American Funds Insurance Series 173

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 834
Class 1A	$ –	$ 7	–	*
Class 2	6,669	Not applicable	267
Class 3	33	Not applicable	2
Class 4	4,557	4,556	182

Total class-specific expenses	$11,259	$4,563	$1,285

Global Balanced Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 5
Class 1A	$ –	$ –	*	–	*
Class 2	263	Not applicable		11
Class 4	78	78		3

Total class-specific expenses	$341	$78		$19

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$323
Class 1A	$ –	$ 2	–	*
Class 2	4,765	Not applicable	191
Class 4	388	388	16

Total class-specific expenses	$5,153	$390	$530

Global Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 59
Class 1A	$ –	$ –	*	–	*
Class 2	1,441	Not applicable		57
Class 4	46	46		2

Total class-specific expenses	$1,487	$46		$118

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$31
Class 1A	$ –	$ 1	–	*
Class 2	941	Not applicable	38
Class 3	11	Not applicable	1
Class 4	37	37	1

Total class-specific expenses	$989	$38	$71

Mortgage Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$13
Class 1A	$ –	$ –	*	–	*
Class 2	76	Not applicable		3
Class 4	17	18		1

Total class-specific expenses	$93	$18		$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ –	–	*
Class 2	300	Not applicable	12
Class 3	4	Not applicable	–	*
Class 4	17	17	1

Total class-specific expenses	$321	$17	$15

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 76
Class 1A	$ –	$ 1	–	*
Class 2	1,789	Not applicable	72
Class 3	9	Not applicable	1
Class 4	77	77	3

Total class-specific expenses	$1,875	$78	$152

174 American Funds Insurance Series

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 2
Class P2	$375	375

Total class-specific expenses	$375	$377

Managed Risk Blue Chip

Income and Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ –	*
Class P2	$441	441

Total class-specific expenses	$441	$441

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,104
Class P2	$3,455	3,455

Total class-specific expenses	$3,455	$5,559

*Amount less than one thousand.

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ –	*
Class P2	$194	194

Total class-specific expenses	$194	$194

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 3
Class P2	$269	269

Total class-specific expenses	$269	$272

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the

American Funds Insurance Series 175

selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation

Global Growth Fund	$18		$ 2		$20
Global Small Capitalization Fund	12		1		13
Growth Fund	71		8		79
International Fund	28		3		31
New World Fund	10		1		11
Blue Chip Income and Growth Fund	26		3		29
Global Growth and Income Fund	6		1		7
Growth-Income Fund	87		10		97
International Growth and Income Fund	4		–	*	4
Capital Income Builder	2		–	*	2
Asset Allocation Fund	72		8		80
Global Balanced Fund	1		–	*	1
Bond Fund	30		3		33
Global Bond Fund	7		1		8
High-Income Bond Fund	4		1		5
Mortgage Fund	1		–	*	1
Ultra-Short Bond Fund	1		–	*	1
U.S. Government/AAA-Rated Securities Fund	9		1		10
Managed Risk Growth Fund	1		–	*	1
Managed Risk International Fund	–	*	–	*	–	*
Managed Risk Blue Chip Income and Growth Fund	1		–	*	1
Managed Risk Growth-Income Fund	1		–	*	1
Managed Risk Asset Allocation Fund	12		2		14

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of June 30, 2018 (dollars in thousands):

Fund	Purchases	Sales

Global Small Capitalization Fund	$ 816	$58,133
Growth Fund	195,155	86,011
Blue Chip Income and Growth Fund	45,791	156,443
Global Growth and Income Fund	5,892	22,571
International Growth and Income Fund	22,356	5,081

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2018.

176 American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund
			Reinvestments of							Net increase
	Sales[1]		dividends and distributions			Repurchases[1]				(decrease)
Share class	Amount	Shares	Amount	Shares		Amount		Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$157,697	5,028	$146,054	4,811		$(106,207)		(3,374)		$ 197,544	6,465
Class 1A	2,843	90	294	10		(894)		(28)		2,243	72
Class 2	28,966	932	270,442	9,000		(274,246)		(8,738)		25,162	1,194
Class 4	48,013	1,543	17,185	575		(11,903)		(385)		53,295	1,733

Total net increase (decrease)	$237,519	7,593	$433,975	14,396		$(393,250)		(12,525)		$278,244	9,464

Year ended December 31, 2017
Class 1	$202,598	7,210	$ 72,128	2,554		$(331,323)		(11,655)		$ (56,597)	(1,891)
Class 1A2	2,333	80	31	1		(125)		(4)		2,239	77
Class 2	55,435	2,042	139,728	5,015		(563,057)		(20,391)		(367,894)	(13,334)
Class 4	92,931	3,271	4,951	178		(11,055)		(400)		86,827	3,049

Total net increase (decrease)	$353,297	12,603	$216,838	7,748		$(905,560)		(32,450)		$(335,425)	(12,099)

Global Small Capitalization Fund
			Reinvestments of							Net increase
	Sales[1]		dividends and distributions			Repurchases[1]				(decrease)
Share class	Amount	Shares	Amount	Shares		Amount		Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$ 56,600	2,152	$ 72,908	2,741		$ (99,688)		(3,768)		$ 29,820	1,125
Class 1A	260	10	16	–	[3]	(104)		(4)		172	6
Class 2	11,815	463	111,459	4,310		(201,063)		(7,886)		(77,789)	(3,113)
Class 4	28,288	1,101	6,491	249		(8,271)		(323)		26,508	1,027

Total net increase (decrease)	$ 96,963	3,726	$190,874	7,300		$(309,126)		(11,981)		$ (21,289)	(955)

Year ended December 31, 2017
Class 1	$128,448	5,651	$ 10,108	429		$(396,272)		(17,174)		$(257,716)	(11,094)
Class 1A2	169	8	1	–	[3]	–	[3]	–	[3]	170	8
Class 2	27,876	1,267	10,597	472		(343,593)		(15,314)		(305,120)	(13,575)
Class 4	73,197	3,126	270	12		(5,899)		(258)		67,568	2,880

Total net increase (decrease)	$229,690	10,052	$ 20,976	913		$(745,764)		(32,746)		$(495,098)	(21,781)

See end of tables for footnotes.

American Funds Insurance Series 177

Growth Fund
			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class 1	$ 199,125	2,439	$ 829,371	10,546	$ (640,474)	(7,841)	$388,022	5,144
Class 1A	3,693	45	664	8	(121)	(1)	4,236	52
Class 2	118,407	1,459	1,583,621	20,295	(1,329,785)	(16,374)	372,243	5,380
Class 3	365	4	21,179	268	(15,163)	(184)	6,381	88
Class 4	121,617	1,511	108,914	1,413	(59,895)	(747)	170,636	2,177

Total net increase (decrease)	$ 443,207	5,458	$2,543,749	32,530	$(2,045,438)	(25,147)	$941,518	12,841

Year ended December 31, 2017
Class 1	$ 505,734	6,906	$ 786,807	11,094	$(1,258,545)	(16,930)	$ 33,996	1,070
Class 1A2	2,708	36	78	1	(94)	(1)	2,692	36
Class 2	206,092	2,819	1,520,175	21,621	(2,205,078)	(30,135)	(478,811)	(5,695)
Class 3	468	6	20,085	282	(21,851)	(295)	(1,298)	(7)
Class 4	407,312	5,509	58,020	832	(56,254)	(776)	409,078	5,565

Total net increase (decrease)	$1,122,314	15,276	$2,385,165	33,830	$(3,541,822)	(48,137)	$ (34,343)	969

International Fund
			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class 1	$ 277,526	12,672	$247,566	11,607	$ (240,266)	(10,845)	$ 284,826	13,434
Class 1A	2,769	125	209	10	(44)	(2)	2,934	133
Class 2	289,273	13,069	217,857	10,257	(272,427)	(12,390)	234,703	10,936
Class 3	505	23	1,441	67	(2,818)	(128)	(872)	(38)
Class 4	55,407	2,547	15,566	741	(22,899)	(1,053)	48,074	2,235

Total net increase (decrease)	$ 625,480	28,436	$482,639	22,682	$ (538,454)	(24,418)	$ 569,665	26,700

Year ended December 31, 2017
Class 1	$ 760,186	38,348	$119,937	5,881	$ (613,463)	(30,471)	$ 266,660	13,758
Class 1A2	1,638	80	20	1	(119)	(5)	1,539	76
Class 2	174,876	8,941	100,155	4,954	(605,647)	(30,845)	(330,616)	(16,950)
Class 3	274	13	726	36	(3,886)	(197)	(2,886)	(148)
Class 4	209,217	10,089	4,092	200	(14,987)	(752)	198,322	9,537

Total net increase (decrease)	$1,146,191	57,471	$224,930	11,072	$(1,238,102)	(62,270)	$ 133,019	6,273

178 American Funds Insurance Series

New World Fund
			Reinvestments of						Net increase
	Sales[1]		dividends and distributions			Repurchases[1]			(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$101,755	3,978	$ 59,059	2,383		$ (93,299)	(3,621)		$ 67,515	2,740
Class 1A	1,340	52	54	2		(65)	(2)		1,329	52
Class 2	37,024	1,459	28,693	1,170		(93,419)	(3,657)		(27,702)	(1,028)
Class 4	69,660	2,766	13,528	554		(16,579)	(661)		66,609	2,659

Total net increase (decrease)	$209,779	8,255	$101,334	4,109		$(203,362)	(7,941)		$ 107,751	4,423

Year ended December 31, 2017
Class 1	$280,518	12,105	$ 21,909	893		$(475,480)	(20,394)		$(173,053)	(7,396)
Class 1A2	629	27	6	—	[3]	(13)	(1)		622	26
Class 2	143,361	6,559	9,149	376		(254,737)	(11,445)		(102,227)	(4,510)
Class 4	127,556	5,560	3,016	124		(20,431)	(895)		110,141	4,789

Total net increase (decrease)	$552,064	24,251	$ 34,080	1,393		$(750,661)	(32,735)		$(164,517)	(7,091)

Blue Chip Income and Growth Fund
			Reinvestments of						Net increase
	Sales[1]		dividends and distributions			Repurchases[1]			(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$116,868	7,990	$436,701	31,104		$ (269,537)	(18,041)		$ 284,032	21,053
Class 1A	1,929	130	198	14		(21)	(1)		2,106	143
Class 2	15,822	1,089	271,938	19,606		(246,012)	(16,608)		41,748	4,087
Class 4	73,920	5,052	24,199	1,751		(15,694)	(1,074)		82,425	5,729

Total net increase (decrease)	$208,539	14,261	$733,036	52,475		$ (531,264)	(35,724)		$ 410,311	31,012

Year ended December 31, 2017
Class 1	$458,480	32,688	$309,238	21,989		$ (834,928)	(58,499)		$ (67,210)	(3,822)
Class 1A2	593	42	17	1		(15)	(1)		595	42
Class 2	34,639	2,502	195,693	14,095		(439,009)	(31,376)		(208,677)	(14,779)
Class 4	129,429	9,259	10,522	756		(43,213)	(3,132)		96,738	6,883

Total net increase (decrease)	$623,141	44,491	$515,470	36,841		$(1,317,165)	(93,008)		$(178,554)	(11,676)

Global Growth and Income Fund
			Reinvestments of						Net increase
	Sales[1]		dividends and distributions			Repurchases[1]			(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$56,678	3,563	$ 37,352	2,500		$ (23,104)	(1,429)		$ 70,926	4,634
Class 1A	771	48	65	4		(5)	—	[3]	831	52
Class 2	12,827	807	111,584	7,489		(109,172)	(6,787)		15,239	1,509
Class 4	24,335	1,546	7,147	486		(10,084)	(641)		21,398	1,391

Total net increase (decrease)	$94,611	5,964	$156,148	10,479		$(142,365)	(8,857)		$108,394	7,586

Year ended December 31, 2017
Class 1	$133,943	8,899	$ 16,607	1,095		$(345,498)	(23,190)		$(194,948)	(13,196)
Class 1A2	125	8	3	–	[3]	(3)	–	[3]	125	8
Class 2	25,134	1,709	56,976	3,780		(236,596)	(16,119)		(154,486)	(10,630)
Class 4	63,660	4,175	1,883	123		(6,203)	(417)		59,340	3,881

Total net increase (decrease)	$222,862	14,791	$ 75,469	4,998		$(588,300)	(39,726)		$(289,969)	(19,937)

See end of tables for footnotes.

American Funds Insurance Series 179

Growth-Income Fund
			Reinvestments of						Net increase
	Sales[1]		dividends and distributions			Repurchases[1]			(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$ 590,501	11,378	$1,155,345	22,846		$ (741,189)	(14,160)		$1,004,657	20,064
Class 1A	3,710	71	379	8		(444)	(8)		3,645	71
Class 2	51,958	1,007	972,463	19,453		(1,047,271)	(20,309)		(22,850)	151
Class 3	160	3	11,352	224		(14,958)	(286)		(3,446)	(59)
Class 4	82,473	1,615	63,870	1,290		(47,499)	(929)		98,844	1,976

Total net increase (decrease)	$ 728,802	14,074	$2,203,409	43,821		$(1,851,361)	(35,692)		$1,080,850	22,203

Year ended December 31, 2017
Class 1	$1,521,886	32,100	$1,132,034	24,392		$(1,241,004)	(26,012)		$1,412,916	30,480
Class 1A2	2,070	43	40	1		(24)	(1)		2,086	43
Class 2	120,223	2,558	1,048,742	22,899		(1,761,342)	(37,375)		(592,377)	(11,918)
Class 3	473	10	12,561	271		(21,746)	(457)		(8,712)	(176)
Class 4	267,835	5,641	46,486	1,020		(56,983)	(1,217)		257,338	5,444

Total net increase (decrease)	$1,912,487	40,352	$2,239,863	48,583		$(3,081,099)	(65,062)		$1,071,251	23,873

International Growth and Income Fund
			Reinvestments of						Net increase
	Sales[1]		dividends			Repurchases[1]			(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$ 80,670	4,546	$ 3,856	217		$ (56,753)	(3,133)		$ 27,773	1,630
Class 1A	127	7	6	–	[3]	(341)	(19)		(208)	(12)
Class 2	6,981	395	800	45		(12,055)	(670)		(4,274)	(230)
Class 4	17,174	964	202	11		(5,169)	(284)		12,207	691

Total net increase (decrease)	$104,952	5,912	$ 4,864	273		$ (74,318)	(4,106)		$ 35,498	2,079

Year ended December 31, 2017
Class 1	$186,307	11,140	$25,860	1,487		$(101,536)	(6,072)		$110,631	6,555
Class 1A2	2,100	121	14	1		(1)	–	[3]	2,113	122
Class 2	8,391	510	5,714	329		(34,542)	(2,118)		(20,437)	(1,279)
Class 4	19,465	1,164	1,184	69		(3,332)	(202)		17,317	1,031

Total net increase (decrease)	$216,263	12,935	$32,772	1,886		$(139,411)	(8,392)		$109,624	6,429

Capital Income Builder
			Reinvestments of
	Sales[1]		dividends and distributions			Repurchases[1]			Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$ 43,810	4,261	$ 4,987	492		$ (3,291)	(324)		$ 45,506	4,429
Class 1A	2,335	232	24	2		(91)	(9)		2,268	225
Class 2	1,562	154	40	5		(55)	(6)		1,547	153
Class 4	36,533	3,584	5,355	529		(11,724)	(1,143)		30,164	2,970

Total net increase (decrease)	$ 84,240	8,231	$10,406	1,028		$(15,161)	(1,482)		$ 79,485	7,777

Year ended December 31, 2017
Class 1	$ 84,130	8,355	$ 6,303	622		$ (9,923)	(984)		$ 80,510	7,993
Class 1A2	1,245	122	8	1		(365)	(36)		888	87
Class 2	1,371	136	23	2		(122)	(12)		1,272	126
Class 4	66,028	6,590	7,676	760		(19,222)	(1,922)		54,482	5,428

Total net increase (decrease)	$152,774	15,203	$14,010	1,385		$(29,632)	(2,954)		$137,152	13,634

180 American Funds Insurance Series

Asset Allocation Fund
			Reinvestments of						Net increase
	Sales[1]		dividends and distributions		Repurchases[1]				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$ 612,693	25,709	$ 787,533	33,902	$ (442,520)		(18,563)		$ 957,706	41,048
Class 1A	2,591	109	309	14	(94)		(4)		2,806	119
Class 2	43,440	1,830	245,872	10,699	(342,228)		(14,515)		(52,916)	(1,986)
Class 3	649	27	1,657	71	(3,651)		(153)		(1,345)	(55)
Class 4	189,138	8,044	172,866	7,559	(65,523)		(2,794)		296,481	12,809

Total net increase (decrease)	$ 848,511	35,719	$1,208,237	52,245	$ (854,016)		(36,029)		$1,202,732	51,935

Year ended December 31, 2017
Class 1	$1,929,702	84,102	$ 953,771	41,982	$ (641,572)		(27,828)		$2,241,901	98,256
Class 1A2	4,261	184	121	5	(253)		(11)		4,129	178
Class 2	109,962	4,876	325,924	14,513	(579,020)		(25,433)		(143,134)	(6,044)
Class 3	1,400	61	2,246	99	(4,469)		(195)		(823)	(35)
Class 4	408,549	18,017	192,666	8,617	(159,354)		(7,104)		441,861	19,530

Total net increase (decrease)	$2,453,874	107,240	$1,474,728	65,216	$(1,384,668)		(60,571)		$2,543,934	111,885

Global Balanced Fund
			Reinvestments of						Net increase
	Sales[1]		dividends and distributions		Repurchases[1]				(decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

Six months ended June 30, 2018
Class 1	$18,368	1,414	$ –	–	$ (92)		(7)		$18,276	1,407
Class 1A	1,259	98	–	–	(12)		(1)		1,247	97
Class 2	9,081	699	–	–	(10,784)		(834)		(1,703)	(135)
Class 4	20,501	1,596	–	–	(1,950)		(152)		18,551	1,444

Total net increase (decrease)	$49,209	3,807	$ –	–	$(12,838)		(994)		$36,371	2,813

Year ended December 31, 2017
Class 1	$22,241	1,783	$ 3,607	285	$ (6,039)		(501)		$19,809	1,567
Class 1A2	244	19	9	1	–	[3]	–	[3]	253	20
Class 2	16,382	1,346	7,928	628	(20,169)		(1,671)		4,141	303
Class 4	39,763	3,218	1,778	142	(2,261)		(182)		39,280	3,178

Total net increase (decrease)	$78,630	6,366	$13,322	1,056	$(28,469)		(2,354)		$63,483	5,068

See end of tables for footnotes.

American Funds Insurance Series 181

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class 1	$401,752	37,558	$ 36,339		3,455		$(188,956)	(17,777)	$249,135	23,236
Class 1A	1,752	166	13		1		(277)	(26)	1,488	141
Class 2	66,414	6,309	19,752		1,901		(198,670)	(18,939)	(112,504)	(10,729)
Class 4	61,774	5,896	1,638		158		(21,041)	(2,011)	42,371	4,043

Total net increase (decrease)	$531,692	49,929	$ 57,742		5,515		$(408,944)	(38,753)	$180,490	16,691

Year ended December 31, 2017
Class 1	$967,669	88,718	$235,240		21,678		$(1,624,503)	(147,887)	$(421,594)	(37,491)
Class 1A2	1,338	122	21		2		(272)	(25)	1,087	99
Class 2	138,965	12,898	134,455		12,545		(273,010)	(25,301)	410	142
Class 4	212,848	19,725	6,398		597		(22,490)	(2,080)	196,756	18,242

Total net increase (decrease)	$1,320,820	121,463	$376,114		34,822		$(1,920,275)	(175,293)	$(223,341)	(19,008)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class 1	$105,872	8,842	$ 6,171		531		$(286,991)	(23,775)	$(174,948)	(14,402)
Class 1A	244	21	2		–	[3]	(1)	– [3]	245	21
Class 2	30,320	2,560	5,986		519		(58,828)	(4,961)	(22,522)	(1,882)
Class 4	22,690	1,921	200		17		(12,914)	(1,104)	9,976	834

Total net increase (decrease)	$159,126	13,344	$12,359		1,067		$(358,734)	(29,840)	$(187,249)	(15,429)

Year ended December 31, 2017
Class 1	$177,200	15,155	$14,284		1,210		$(100,697)	(8,588)	$90,787	7,777
Class 1A2	74	6	–	[3]	–	[3]	– [3]	– [3]	74	6
Class 2	45,841	3,978	11,132		952		(79,734)	(6,868)	(22,761)	(1,938)
Class 4	20,651	1,777	197		17		(2,949)	(255)	17,899	1,539

Total net increase (decrease)	$243,766	20,916	$25,613		2,179		$(183,380)	(15,711)	$85,999	7,384

High-Income Bond Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class 1	$ 13,009	1,273	$ 6,576		648		$(36,324)	(3,570)	$(16,739)	(1,649)
Class 1A	232	23	6		1		(18)	(2)	220	22
Class 2	9,674	962	7,724		773		(50,387)	(5,030)	(32,989)	(3,295)
Class 3	1,314	128	125		12		(1,462)	(143)	(23)	(3)
Class 4	31,294	2,892	284		26		(31,825)	(2,954)	(247)	(36)

Total net increase (decrease)	$ 55,523	5,278	$14,715		1,460		$(120,016)	(11,699)	$(49,778)	(4,961)

Year ended December 31, 2017
Class 1	$ 43,584	4,162	$43,816		4,273		$(422,269)	(39,685)	$(334,869)	(31,250)
Class 1A2	400	39	12		1		(7)	(1)	405	39
Class 2	15,931	1,540	51,640		5,121		(92,969)	(8,946)	(25,398)	(2,285)
Class 3	397	38	805		78		(1,921)	(181)	(719)	(65)
Class 4	84,996	7,657	1,981		182		(72,820)	(6,577)	14,157	1,262

Total net increase (decrease)	$ 145,308	13,436	$98,254		9,655		$(589,986)	(55,390)	$(346,424)	(32,299)

182 American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class 1	$14,936	1,450	$ 802		78		$(14,807)	(1,436)	$931	92
Class 1A	511	50	2		–	[3]	(7)	(1)	506	49
Class 2	3,458	336	169		17		(4,948)	(481)	(1,321)	(128)
Class 4	4,718	461	40		4		(1,075)	(105)	3,683	360

Total net increase (decrease)	$23,623	2,297	$1,013		99		$(20,837)	(2,023)	$3,799	373

Year ended December 31, 2017
Class 1	$52,151	4,904	$5,982		566		$(59,926)	(5,621)	$(1,793)	(151)
Class 1A2	109	10	2		–	[3]	(6)	– [3]	105	10
Class 2	7,132	672	1,287		122		(8,011)	(755)	408	39
Class 4	8,522	808	204		20		(4,876)	(462)	3,850	366

Total net increase (decrease)	$67,914	6,394	$7,475		708		$(72,819)	(6,838)	$2,570	264

Ultra-Short Bond Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class 1	$12,473	1,102	$ 71		6		$(13,689)	(1,208)	$(1,145)	(100)
Class 1A	–	–	–	[3]	–	[3]	–	–	– [3]	–[3]
Class 2	48,032	4,355	388		35		(60,466)	(5,482)	(12,046)	(1,092)
Class 3	2,044	183	8		1		(1,759)	(158)	293	26
Class 4	7,902	708	16		1		(9,239)	(828)	(1,321)	(119)

Total net increase (decrease)	$70,451	6,348	$483		43		$(85,153)	(7,676)	$(14,219)	(1,285)

Year ended December 31, 2017
Class 1	$14,832	1,312	$184		16		$(15,478)	(1,371)	$(462)	(43)
Class 1A2	10	1	–	[3]	–	[3]	–	–	10	1
Class 2	62,145	5,646	697		63		(111,628)	(10,146)	(48,786)	(4,437)
Class 3	1,448	130	15		2		(1,233)	(111)	230	21
Class 4	16,767	1,507	10		1		(14,407)	(1,294)	2,370	214

Total net increase (decrease)	$95,202	8,596	$906		82		$(142,746)	(12,922)	$(46,638)	(4,244)

See end of tables for footnotes.

American Funds Insurance Series 183

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class 1	$ 48,631	4,074	$ 4,973	420		$(62,263)	(5,234)	$(8,659)	(740)
Class 1A	847	72	3	–	[3]	(13)	(1)	837	71
Class 2	33,424	2,831	4,111	351		(75,644)	(6,435)	(38,109)	(3,253)
Class 3	229	19	27	2		(1,413)	(118)	(1,157)	(97)
Class 4	14,905	1,266	168	14		(9,335)	(789)	5,738	491

Total net increase (decrease)	$ 98,036	8,262	$ 9,282	787		$(148,668)	(12,577)	$(41,350)	(3,528)

Year ended December 31, 2017
Class 1	$291,253	23,702	$23,401	1,927		$(226,514)	(18,425)	$88,140	7,204
Class 1A2	1,016	83	2	–	[3]	(714)	(58)	304	25
Class 2	49,410	4,091	19,498	1,621		(103,407)	(8,550)	(34,499)	(2,838)
Class 3	1,050	86	141	12		(1,501)	(123)	(310)	(25)
Class 4	27,872	2,299	663	55		(23,884)	(1,976)	4,651	378

Total net increase (decrease)	$370,601	30,261	$43,705	3,615		$(356,020)	(29,132)	$58,286	4,744

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class P1	$ 488	36	$ 149	11		$ (143)	(10)	$ 494	37
Class P2	31,070	2,304	21,792	1,658		(12,259)	(908)	40,603	3,054

Total net increase (decrease)	$ 31,558	2,340	$21,941	1,669		$(12,402)	(918)	$41,097	3,091

Year ended December 31, 2017
Class P1	$ 836	70	$ 29	2		$ (230)	(19)	$ 635	53
Class P2	46,748	3,893	4,847	408		(16,010)	(1,330)	35,585	2,971

Total net increase (decrease)	$ 47,584	3,963	$ 4,876	410		$(16,240)	(1,349)	$36,220	3,024

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class P1	$ 108	9	$ 4	1		$ (15)	(1)	$ 97	9
Class P2	17,395	1,541	2,066	186		(9,493)	(846)	9,968	881

Total net increase (decrease)	$ 17,503	1,550	$2,070	187		$ (9,508)	(847)	$10,065	890

Year ended December 31, 2017
Class P1	$ 130	14	$ 2	–	[3]	$ (166)	(17)	$ (34)	(3)
Class P2	30,462	3,002	2,301	230		(9,880)	(967)	22,883	2,265

Total net increase (decrease)	$ 30,592	3,016	$2,303	230		$(10,046)	(984)	$22,849	2,262

184 American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class P1	$ 1	–	[3]	$ 10	1	$ (2)	(1)	$9	–[3]
Class P2	11,697	927		17,795	1,461	(20,135)	(1,570)	9,357	818

Total net increase (decrease)	$11,698	927		$17,805	1,462	$(20,137)	(1,571)	$9,366	818

Year ended December 31, 2017
Class P1	$ 59	5		$ 7	1	$ (136)	(11)	$(70)	(5)
Class P2	83,072	6,949		10,722	898	(56,067)	(4,624)	37,727	3,223

Total net increase (decrease)	$83,131	6,954		$10,729	899	$(56,203)	(4,635)	$37,657	3,218

Managed Risk Growth-Income Fund

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class P1	$ 356	28		$ 156	12	$ (96)	(7)	$ 416	33
Class P2	21,581	1,687		11,957	957	(10,290)	(805)	23,248	1,839

Total net increase (decrease)	$21,937	1,715		$12,113	969	$(10,386)	(812)	$23,664	1,872

Year ended December 31, 2017
Class P1	$ 1,093	92		$ 92	8	$ (154)	(13)	$ 1,031	87
Class P2	27,997	2,382		9,501	835	(15,095)	(1,278)	22,403	1,939

Total net increase (decrease)	$29,090	2,474		$ 9,593	843	$(15,249)	(1,291)	$23,434	2,026

Managed Risk Asset Allocation Fund

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2018
Class P1	$82,974	6,113		$ 90,211	6,907	$(17,450)	(1,325)	$155,735	11,695
Class P2	69,408	5,116		137,432	10,539	(114,199)	(8,450)	92,641	7,205

Total net increase (decrease)	$152,382	11,229		$227,643	17,446	$(131,649)	(9,775)	$248,376	18,900

Year ended December 31, 2017
Class P1	$264,545	20,631		$ 25,264	1,986	$(25,397)	(1,973)	$264,412	20,644
Class P2	253,137	19,936		45,200	3,559	(153,999)	(11,957)	144,338	11,538

Total net increase (decrease)	$517,682	40,567		$ 70,464	5,545	$(179,396)	(13,930)	$408,750	32,182

1Includes exchanges between share classes of the fund.

2Class 1A shares began investment operations on January 6, 2017.

3Amount less than one thousand.

American Funds Insurance Series 185

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2018 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$ 632,954	$633,882	$2,695,351	$1,736,664	$627,614	$2,542,362
Sales of investment securities*	1,134,660	938,437	3,693,631	1,463,805	872,281	2,763,401
Non-U.S. taxes paid on interest income	–	–	–	–	31	–
Non-U.S. taxes paid on realized gains	–	–	–	–	65	–
Non-U.S. taxes provided on unrealized gains	5,261	1,944	–	607	16,668	–
Dividend income from affiliated issuers	–	401	–	–	–	–

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$285,460	$4,983,498	$312,576	$305,388	$8,882,433	$126,528
Sales of investment securities*	368,636	6,744,355	278,908	251,736	9,443,218	88,547
Non-U.S. taxes (refunded) paid on interest income	–	–	(8)	–	–	9
Non-U.S. taxes paid on realized gains	3	–	6	–	–	1
Non-U.S. taxes provided on unrealized gains	1,757	213	23	–	108	140
Dividend income from affiliated issuers	–	–	–	–	222	–
Interest income from affiliated issuers	–	–	–	–	1,050	–

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$24,186,976	$1,365,571	$455,950	$1,486,176	$–	$6,391,688
Sales of investment securities*	23,885,296	1,446,097	449,971	1,461,510	–	6,205,133
Non-U.S. taxes paid on interest income	33	221	–	–	–	–
Non-U.S. taxes (refunded) paid on realized gains	(196)	403	–	–	–	–
Non-U.S. taxes provided on unrealized gains	–	188	5	–	–	–

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$52,581	$22,449	$32,125	$32,821	$275,727
Sales of investment securities*	15,035	8,607	24,901	8,814	54,784
Dividend income from affiliated issuers	575	389	1,376	638	15,338

*Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2018, American Funds Insurance Series - Managed Risk Growth and Income Portfolio, American Funds Insurance Series - Managed Risk Global Allocation Portfolio and Managed Risk Asset Allocation Fund held 36%, 18% and 16% of the outstanding shares of Capital Income Builder, Global Balanced Fund and Asset Allocation Fund, respectively.

186 American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
6/30/18[2,3]	$30.51	$ .22	$ .82	$1.04	$(.04)	$(2.13)	$(2.17)	$29.38	3.18%[4]		$2,125		.54%[5]		1.38%[5]
12/31/17	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80		2,010		.55		.94
12/31/16	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87		1,630		.56		1.00
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24		1,626		.55		.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52		1,558		.55		1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	–	(.40)	30.11	29.51		1,508		.55		1.17

Class 1A:
6/30/18[2,3]	30.46	.20	.80	1.00	(.03)	(2.13)	(2.16)	29.30	3.07	[4]	4		.79	[5]	1.30	[5]
12/31/17[2,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13	[4]	2		.80	[5]	.39	[5]

Class 2:
6/30/18[2,3]	30.24	.17	.82	.99	(.03)	(2.13)	(2.16)	29.07	3.03	[4]	3,893		.79	[5]	1.11	[5]
12/31/17	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47		4,012		.80		.69
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62		3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94		3,817		.80		.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31		3,992		.80		.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	–	(.34)	29.92	29.18		4,379		.80		.91

Class 4:
6/30/18[2,3]	30.13	.14	.81	.95	(.02)	(2.13)	(2.15)	28.93	2.92	[4]	253		1.04	[5]	.91	[5]
12/31/17	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11		211		1.05		.37
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37		94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69		91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01		19		1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	–	(.41)	30.07	29.36		1		1.06		.43

Global Small Capitalization Fund
Class 1:
6/30/18[2,3]	$25.38	$ .07	$1.15	$1.22	$(.02)	$(1.14)	$(1.16)	$25.44	4.58%[4]		$1,671		.73%[5]		.52%[5]
12/31/17	20.24	.12	5.17	5.29	(.15)	–	(.15)	25.38	26.22		1,639		.73		.54
12/31/16	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35		1,532		.74		.57
12/31/15	26.09	.04	.36	.40	–	(2.08)	(2.08)	24.41	.50		1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36		1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	–	(.21)	25.69	28.60		1,241		.74		.17

Class 1A:
6/30/18[2,3]	25.36	.05	1.14	1.19	(.02)	(1.14)	(1.16)	25.39	4.49	[4]	–	[8]	.97	[5]	.41	[5]
12/31/17[2,7]	20.70	.08	4.71	4.79	(.13)	–	(.13)	25.36	23.19	[4]	–	[8]	.96	[5]	.35	[5]

Class 2:
6/30/18[2,3]	24.72	.03	1.12	1.15	(.01)	(1.14)	(1.15)	24.72	4.46	[4]	2,474		.98	[5]	.27	[5]
12/31/17	19.72	.06	5.04	5.10	(.10)	–	(.10)	24.72	25.89		2,551		.98		.27
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10		2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	–	(2.08)	(2.08)	23.90	.27		2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12		2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	–	(.20)	25.25	28.28		2,955		.99		(.05)

Class 4:
6/30/18[2,3]	24.91	.01	1.12	1.13	(.01)	(1.14)	(1.15)	24.89	4.33	[4]	151		1.23	[5]	.05	[5]
12/31/17	19.91	– [9]	5.09	5.09	(.09)	–	(.09)	24.91	25.62		125		1.23		–	[10]
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85		42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	–	(2.08)	(2.08)	24.11	(.02)		34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88		12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	–	(.21)	25.57	28.01		4		1.24		(.50)

See end of tables for footnotes.

American Funds Insurance Series 187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Growth Fund

Class 1:
6/30/18[2,3]	$77.85	$.35		$ 7.53	$ 7.88	$ (.12)	$ (8.24)	$ (8.36)	$77.37	9.95%[4]		$ 8,449	.34%[5]		.86%[5]
12/31/17	67.29	.55		17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62		8,100	.35		.75
12/31/16	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77		6,931	.35		1.03
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12		6,796	.35		.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78		7,118	.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	–	(.84)	78.54	30.43		7,003	.35		.93

Class 1A:
6/30/18[2,3]	77.74	.28		7.49	7.77	(.11)	(8.24)	(8.35)	77.16	9.81	[4]	7	.59	[5]	.69	[5]
12/31/17[2,7]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47	[4]	3	.59	[5]	.47	[5]

Class 2:
6/30/18[2,3]	77.35	.24		7.50	7.74	(.09)	(8.24)	(8.33)	76.76	9.83	[4]	16,009	.59	[5]	.60	[5]
12/31/17	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28		15,716	.60		.50
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49		13,978	.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86		14,414	.60		.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51		15,413	.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	–	(.66)	77.94	30.11		16,334	.60		.68

Class 3:
6/30/18[2,3]	78.32	.28		7.58	7.86	(.10)	(8.24)	(8.34)	77.84	9.86	[4]	217	.52	[5]	.67	[5]
12/31/17	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39		212	.53		.57
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56		183	.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92		194	.53		.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58		208	.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	–	(.71)	78.62	30.20		216	.53		.75

Class 4:
6/30/18[2,3]	76.56	.15		7.40	7.55	(.07)	(8.24)	(8.31)	75.80	9.68	[4]	1,110	.84	[5]	.36	[5]
12/31/17	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99		954	.85		.25
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22		458	.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59		394	.85		.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25		24	.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	–	(.77)	78.32	29.96		5	.85		.40

188 American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
International Fund
Class 1:
6/30/18[2,3]	$21.71	$ .24	$ (.21)	$ .03	$(.05)	$(1.02)	$(1.07)	$20.67	(.02)%[4]	$5,052	.52%[5]		2.20%[5]
12/31/17	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/16	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/15	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
12/31/14	21.22	.30	(.81)	(.51)	(.36)	–	(.36)	20.35	(2.41)	3,282	.54		1.43
12/31/13	17.68	.27	3.59	3.86	(.32)	–	(.32)	21.22	21.91	3,324	.54		1.41

Class 1A:
6/30/18[2,3]	21.67	.24	(.23)	.01	(.05)	(1.02)	(1.07)	20.61	(.13)[4]	4	.77	[5]	2.17	[5]
12/31/17[2,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [4]	2	.77	[5]	.43	[5]

Class 2:
6/30/18[2,3]	21.63	.21	(.21)	— [9]	(.04)	(1.02)	(1.06)	20.57	(.16)[4]	4,432	.77	[5]	1.96	[5]
12/31/17	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/16	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/15	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
12/31/14	21.15	.25	(.81)	(.56)	(.30)	–	(.30)	20.29	(2.65)	4,374	.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	–	(.27)	21.15	21.64	5,916	.79		1.15

Class 3:
6/30/18[2,3]	21.75	.22	(.21)	.01	(.04)	(1.02)	(1.06)	20.70	(.10)[4]	29	.70	[5]	2.02	[5]
12/31/17	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/16	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/15	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
12/31/14	21.24	.27	(.82)	(.55)	(.31)	–	(.31)	20.38	(2.56)	38	.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	–	(.28)	21.24	21.67	46	.72		1.22

Class 4:
6/30/18[2,3]	21.42	.18	(.20)	(.02)	(.04)	(1.02)	(1.06)	20.34	(.28)[4]	320	1.02	[5]	1.71	[5]
12/31/17	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/16	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/15	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/14	21.16	.07	(.68)	(.61)	(.32)	–	(.32)	20.23	(2.88)	18	1.04		.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	–	(.30)	21.16	21.48	2	1.04		(.07)

See end of tables for footnotes.

American Funds Insurance Series 189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
New World Fund

Class 1:
6/30/18[2,3]	$ 25.30	$.16		$(1.11)	$ (.95)	$(.06)	$ (.67)	$ (.73)	$23.62	(3.89)%[4]	$ 1,978		.75%[5]		1.27%[5]
12/31/17	19.72	.26		5.59	5.85	(.27)	–	(.27)	25.30	29.73	2,050		.77		1.14
12/31/16	18.87	.24		.81	1.05	(.20)	–	(.20)	19.72	5.59	1,743		.78		1.25
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45

Class 1A:
6/30/18[2,3]	25.25	.16		(1.13)	(.97)	(.06)	(.67)	(.73)	23.55	(3.99)[4]	2		1.00	[5]	1.24	[5]
12/31/17[2,7]	20.14	.13		5.24	5.37	(.26)	–	(.26)	25.25	26.72 [4]	1		1.00	[5]	.53	[5]

Class 2:
6/30/18[2,3]	25.07	.13		(1.10)	(.97)	(.05)	(.67)	(.72)	23.38	(4.01)[4]	960		1.00	[5]	1.00	[5]
12/31/17	19.54	.20		5.55	5.75	(.22)	–	(.22)	25.07	29.44	1,055		1.02		.89
12/31/16	18.71	.19		.79	.98	(.15)	–	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22

Class 4:
6/30/18[2,3]	24.99	.10		(1.09)	(.99)	(.05)	(.67)	(.72)	23.28	(4.13)[4]	460		1.25	[5]	.79	[5]
12/31/17	19.51	.14		5.52	5.66	(.18)	–	(.18)	24.99	29.06	427		1.27		.61
12/31/16	18.69	.14		.80	.94	(.12)	–	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56

Blue Chip Income and Growth Fund

Class 1:
6/30/18[2,3]	$14.96	$.17		$ (.09)	$ .08	$(.06)	$(1.14)	$(1.20)	$13.84	.47%[4]	$5,453		.41%[5]		2.30%[5]
12/31/17	13.53	.32		1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/16	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	–	(.48)	14.69	15.69	3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	–	(.26)	13.12	33.26	2,814		.42		2.27

Class 1A:
6/30/18[2,3]	14.94	.15		(.09)	.06	(.06)	(1.14)	(1.20)	13.80	.32 [4]	2		.66	[5]	2.05	[5]
12/31/17[2,7]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [4]	1		.65	[5]	2.01	[5]

Class 2:
6/30/18[2,3]	14.80	.15		(.09)	.06	(.06)	(1.14)	(1.20)	13.66	.29 [4]	3,335		.66	[5]	2.05	[5]
12/31/17	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	–	(.44)	14.57	15.36	3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	–	(.23)	13.02	33.00	3,755		.67		2.03

Class 4:
6/30/18[2,3]	14.77	.13		(.10)	.03	(.05)	(1.14)	(1.19)	13.61	.14 [4]	306		.91	[5]	1.80	[5]
12/31/17	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	–	(.46)	14.63	15.13	9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	–	(.26)	13.12	33.27	–	[8]	.86		1.39

190 American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Growth and Income Fund

Class 1:
6/30/18[2,3]	$15.81	$.19		$(.28)	$(.09)	$(.04)	$(1.18)	$(1.22)	$14.50	(.79)%[4]	$ 512		.62%[5]		2.44%[5]
12/31/17	13.02	.35		3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/16	12.35	.28		.66	.94	(.27)	–	(.27)	13.02	7.61	571		.63		2.18
12/31/15	12.78	.36		(.50)	(.14)	(.29)	–	(.29)	12.35	(1.14)	293		.64		2.79
12/31/14	12.53	.43	[6]	.31	.74	(.49)	–	(.49)	12.78	6.00	200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	–	(.42)	12.53	22.81	206		.62		3.35

Class 1A:
6/30/18[2,3]	15.81	.21		(.33)	(.12)	(.04)	(1.18)	(1.22)	14.47	(.99)[4]	1		.87	[5]	2.71	[5]
12/31/17[2,7]	13.21	.18		3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [4]	–	[8]	.84	[5]	1.20	[5]

Class 2:
6/30/18[2,3]	15.78	.17		(.27)	(.10)	(.04)	(1.18)	(1.22)	14.46	(.90)[4]	1,430		.87	[5]	2.16	[5]
12/31/17	13.00	.31		3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/16	12.33	.25		.65	.90	(.23)	–	(.23)	13.00	7.34	1,405		.88		1.98
12/31/15	12.75	.22		(.39)	(.17)	(.25)	–	(.25)	12.33	(1.34)	1,479		.89		1.73
12/31/14	12.51	.41	[6]	.29	.70	(.46)	–	(.46)	12.75	5.64	1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	–	(.39)	12.51	22.54	1,822		.87		3.09

Class 4:
6/30/18[2,3]	15.60	.15		(.29)	(.14)	(.03)	(1.18)	(1.21)	14.25	(1.12)[4]	92		1.12	[5]	1.97	[5]
12/31/17	12.89	.22		3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/16	12.26	.21		.65	.86	(.23)	–	(.23)	12.89	7.04	16		1.13		1.63
12/31/15	12.71	.17		(.37)	(.20)	(.25)	–	(.25)	12.26	(1.60)	5		1.14		1.32
12/31/14	12.50	.30	[6]	.37	.67	(.46)	–	(.46)	12.71	5.41	1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	–	(.42)	12.50	22.60	1		1.12		2.27

See end of tables for footnotes.

American Funds Insurance Series 191

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/18[2,3]	$50.22	$.42	$ 2.94	$ 3.36	$(.14)	$(3.58)	$(3.72)	$49.86	6.58%[4]		$16,653	.28%[5]		1.63%[5]
12/31/17	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68		15,765	.28		1.69
12/31/16	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80		12,588	.29		1.79
12/31/15	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72		10,747	.29		1.59
12/31/14	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91		10,812	.29		1.56
12/31/13	38.48	.66	12.31	12.97	(.73)	–	(.73)	50.72	33.82		9,857	.29		1.49

Class 1A:
6/30/18[2,3]	50.15	.37	2.93	3.30	(.14)	(3.58)	(3.72)	49.73	6.46	[4]	6	.53	[5]	1.42	[5]
12/31/17[2,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83	[4]	2	.52	[5]	1.41	[5]

Class 2:
6/30/18[2,3]	49.71	.35	2.92	3.27	(.12)	(3.58)	(3.70)	49.28	6.44	[4]	13,816	.53	[5]	1.38	[5]
12/31/17	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38		13,930	.53		1.45
12/31/16	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51		12,854	.54		1.54
12/31/15	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45		12,895	.54		1.34
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63		14,337	.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	–	(.62)	50.40	33.50		14,980	.54		1.25

Class 3:
6/30/18[2,3]	50.29	.38	2.95	3.33	(.13)	(3.58)	(3.71)	49.91	6.50	[4]	163	.46	[5]	1.45	[5]
12/31/17	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47		168	.46		1.52
12/31/16	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59		156	.47		1.61
12/31/15	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53		161	.47		1.41
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71		185	.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	–	(.65)	50.77	33.58		193	.47		1.32

Class 4:
6/30/18[2,3]	49.31	.29	2.88	3.17	(.10)	(3.58)	(3.68)	48.80	6.33	[4]	915	.78	[5]	1.14	[5]
12/31/17	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08		827	.78		1.19
12/31/16	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25		495	.79		1.29
12/31/15	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21		410	.79		1.25
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34		30	.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	–	(.69)	50.56	33.32		3	.79		.96

192 American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
International Growth and Income Fund

Class 1:
6/30/18[2,3]	$17.72	$.30		$ (.63)	$(.33)	$(.06)	$ –	$(.06)	$17.33	(1.87)%[4]	$1,124		.65%[5]		3.42%[5]
12/31/17	14.48	.46		3.20	3.66	(.42)	–	(.42)	17.72	25.31	1,121		.66		2.75
12/31/16	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820		.68		2.93
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707		.68		2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63

Class 1A:
6/30/18[2,3]	17.70	.28		(.63)	(.35)	(.06)	–	(.06)	17.29	(2.00)[4]	2		.90	[5]	3.09	[5]
12/31/17[2,7]	14.69	.34		3.08	3.42	(.41)	–	(.41)	17.70	23.36 [4]	2		.91	[5]	1.99	[5]

Class 2:
6/30/18[2,3]	17.66	.28		(.63)	(.35)	(.05)	–	(.05)	17.26	(1.98)[4]	266		.90	[5]	3.15	[5]
12/31/17	14.43	.43		3.17	3.60	(.37)	–	(.37)	17.66	25.03	276		.91		2.60
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28

Class 4:
6/30/18[2,3]	17.58	.26		(.63)	(.37)	(.05)	–	(.05)	17.16	(2.12)[4]	74		1.15	[5]	2.98	[5]
12/31/17	14.38	.37		3.18	3.55	(.35)	–	(.35)	17.58	24.72	63		1.16		2.24
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18

Capital Income Builder

Class 1:
6/30/18[2,3]	$10.40	$.17		$ (.39)	$(.22)	$(.16)	$(.02)	$(.18)	$10.00	(2.11)%[4]	$288		.53%[5]		3.45%[5]
12/31/17	9.46	.32		.93	1.25	(.31)	–	(.31)	10.40	13.29	254		.54		3.21
12/31/16	9.40	.32		.07	.39	(.33)	–	(.33)	9.46	4.17	156		.54		3.39
12/31/15	9.81	.28		(.40)	(.12)	(.29)	–	(.29)	9.40	(1.23)	80		.56		2.88
12/31/14[2,11]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20		.56	[5]	2.87	[5]

Class 1A:
6/30/18[2,3]	10.39	.17		(.40)	(.23)	(.15)	(.02)	(.17)	9.99	(2.23)[4]	3		.78	[5]	3.43	[5]
12/31/17[2,7]	9.57	.27		.84	1.11	(.29)	–	(.29)	10.39	11.72 [4]	1		.79	[5]	2.63	[5]

Class 2:
6/30/18[2,3]	10.40	.17		(.41)	(.24)	(.15)	(.02)	(.17)	9.99	(2.32)[4]	3		.78	[5]	3.38	[5]
12/31/17	9.46	.29		.93	1.22	(.28)	–	(.28)	10.40	13.04	1		.79		2.82
12/31/16	9.40	.27		.11	.38	(.32)	–	(.32)	9.46	4.08	–	[8]	.80		2.82
12/31/15	9.81	.31		(.43)	(.12)	(.29)	–	(.29)	9.40	(1.23)[12]	–	[8]	.46	[12]	3.12	[12]
12/31/14[2,11]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,12]	–	[8]	.47	[5,12]	2.94	[5,12]

Class 4:
6/30/18[2,3]	10.38	.15		(.40)	(.25)	(.13)	(.02)	(.15)	9.98	(2.36)[4]	355		1.03	[5]	2.92	[5]
12/31/17	9.45	.27		.92	1.19	(.26)	–	(.26)	10.38	12.65	338		1.04		2.72
12/31/16	9.38	.27		.08	.35	(.28)	–	(.28)	9.45	3.78	256		1.04		2.88
12/31/15	9.80	.25		(.42)	(.17)	(.25)	–	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[2,11]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	2.08	[5]

See end of tables for footnotes.

American Funds Insurance Series 193

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Asset Allocation Fund

Class 1:
6/30/18[2,3]	$23.71	$.25	$ .04	$ .29	$(.09)	$(1.03)	$(1.12)	$22.88	1.14%[4]		$16,914	.28%[5]		2.08%[5]
12/31/17	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51		16,556	.29		1.90
12/31/16	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69		13,008	.29		1.97
12/31/15	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913	.29		1.85
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997	.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	–	(.36)	22.49	24.04		10,515	.31		1.71

Class 1A:
6/30/18[2,3]	23.69	.23	.02	.25	(.08)	(1.03)	(1.11)	22.83	1.00	[4]	7	.53	[5]	1.91	[5]
12/31/17[2,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78	[4]	4	.53	[5]	1.69	[5]

Class 2:
6/30/1[82,3]	23.49	.21	.03	.24	(.07)	(1.03)	(1.10)	22.63	.98	[4]	5,235	.53	[5]	1.82	[5]
12/31/17	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23		5,480	.54		1.64
12/31/16	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41		5,144	.54		1.72
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008	.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494	.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	–	(.31)	22.33	23.69		5,760	.56		1.47

Class 3:
6/30/18[2,3]	23.73	.22	.05	.27	(.08)	(1.03)	(1.11)	22.89	1.07	[4]	35	.46	[5]	1.89	[5]
12/31/17	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29		38	.47		1.72
12/31/16	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49		35	.47		1.79
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36	.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40	.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	–	(.32)	22.51	23.81		42	.49		1.54

Class 4:
6/30/18[2,3]	23.40	.18	.04	.22	(.07)	(1.03)	(1.10)	22.52	.86	[4]	3,736	.78	[5]	1.59	[5]
12/31/17	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91		3,582	.79		1.40
12/31/16	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16		2,861	.79		1.47
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414	.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32	.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	–	(.36)	22.46	23.89		1	.79		1.22

194 American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment Income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net investment income)	Distributions (from capitlal gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets	Ratio of Net income (loss) to average net assets

Global Balanced Fund
Class 1:
6/30/18[2,3]	$12.75	$.14	$(.20)	$(.06)	$–	$–	$–	$12.69	(.47)%[4]	$111		.70%[5]	2.19%[5]
12/31/17	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72	1.68
12/31/16	10.74	.19	.32	.51	(.17)	–	(.17)	11.08	4.73	64		.72	1.73
12/31/15	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72	1.80
12/31/14	11.37	.25[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71	2.14[6]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70	2.05
Class 1A:
6/30/18[2,3]	12.74	.14	(.21)	(.07)	–	–	–	12.67	(.55)[4]	1		.96[5]	2.26[5]
12/31/17[2,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71[4]	–	[8]	.94[5]	1.27[5]
Class 2:
6/30/18[2,3]	12.72	.12	(.19)	(.07)	–	–	–	12.65	(.55)[4]	206		.95[5]	1.89[5]
12/31/17	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96	1.43
12/31/16	10.72	.16	.32	.48	(.14)	–	(.14)	11.06	4.48	178		.97	1.48
12/31/15	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97	1.60
12/31/14	11.35	.22[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96	1.88[6]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95	1.79
Class 4:
6/30/18[2,3]	12.63	.11	(.20)	(.09)	–	–	–	12.54	(.71)[4]	69		1.20[5]	1.72[5]
12/31/17	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22	1.07
12/31/16	10.69	.12	.33	.45	(.14)	–	(.14)	11.00	4.21	10		1.24	1.12
12/31/15	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34	.58
12/31/14	11.35	.24[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[12]	–	[8]	.67[12]	2.07[6,12]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[12]	–	[8]	.71[12]	1.98[12]

Bond Fund
Class 1:
6/30/18[2,3]	$10.82	$.14	$(.33)	$(.19)	$(.05)	$(.01)	$(.06)	$10.57	(1.76)%[4]	$6,532		.38%[5]	2.60%[5]
12/31/17	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38	2.19
12/31/16	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38	1.91
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38	1.95
12/31/14	10.73	.23	.37	.60	(.25)	–[9]	(.25)	11.08	5.59	4,977		.39	2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39	2.01
Class 1A:
6/30/18[2,3]	10.80	.13	(.34)	(.21)	(.04)	(.01)	(.05)	10.54	(1.87)[4]	3		.63[5]	2.41[5]
12/31/17[2,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46[4]	1		.62[5]	2.01[5]
Class 2:
6/30/18[2,3]	10.69	.12	(.33)	(.21)	(.04)	(.01)	(.05)	10.43	(1.92)[4]	3,759		.63[5]	2.35[5]
12/31/17	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63	1.94
12/31/16	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63	1.65
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63	1.69
12/31/14	10.61	.20	.36	.56	(.22)	–[9]	(.22)	10.95	5.28	4,565		.64	1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64	1.76
Class 4:
6/30/18[2,3]	10.68	.11	(.32)	(.21)	(.04)	(.01)	(.05)	10.42	(1.94)[4]	331		.88[5]	2.11[5]
12/31/17	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88	1.72
12/31/16	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88	1.41
12/31/15	11.01	.16	(.16)	–	(.18)	(.22)	(.40)	10.61	(.08)	59		.88	1.47
12/31/14	10.69	.16	.39	.55	(.23)	–[9]	(.23)	11.01	5.15	29		.89	1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89	1.58

See end of tables for footnotes.

American Funds Insurance Series 195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment Income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund

Class 1:
6/30/18[2,3]	$11.88	$.15	$(.33)	$(.18)	$(.03)	$(.04)	$(.07)	$11.63	(1.54)%[4]	$1,079		.56%[5]		2.50%[5]
12/31/17	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		2.37
12/31/16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	–	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
Class 1A:
6/30/18[2,3]	11.87	.14	(.32)	(.18)	(.03)	(.04)	(.07)	11.62	(1.55)[4]	–	[8]	.80	[5]	2.35	[5]
12/31/17[2,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [4]	–	[8]	.72	[5]	2.27	[5]
Class 2:
6/30/18[2,3]	11.79	.13	(.32)	(.19)	(.02)	(.04)	(.06)	11.54	(1.59)[4]	1,118		.81	[5]	2.26	[5]
12/31/17	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	–	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
Class 4:
6/30/18[2,3]	11.70	.12	(.32)	(.20)	(.02)	(.04)	(.06)	11.44	(1.71)[4]	40		1.07	[5]	2.03	[5]
12/31/17	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	– [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	–	(.14)	(.14)	11.87	(2.41)	–	[8]	.79		2.25

196 American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment Income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net investment income)	Distributions (from capitlal gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/18[2,3]	$10.19	$.31	$(.26)	$.05	$(.11)	$–	$(.11)	$10.13	.48%[4]		$611		.49%[5]		6.20%[5]
12/31/17	10.18	.63	.10	.73	(.72)	–	(.72)	10.19	7.25		632		.49		5.98
12/31/16	9.19	.61	1.02	1.63	(.64)	–	(.64)	10.18	17.83		949		.49		6.18
12/31/15	10.54	.64	(1.36)	(.72)	(.63)	–	(.63)	9.19	(6.94)		1,017		.48		6.12
12/31/14	11.13	.67	(.59)	.08	(.67)	–	(.67)	10.54	.80		1,017		.48		5.90
12/31/13	11.16	.75	.01	.76	(.79)	–	(.79)	11.13	6.89		856		.48		6.54

Class 1A:
6/30/18[2,3]	10.18	.30	(.26)	.04	(.11)	–	(.11)	10.11	.37	[4]	1		.73	[5]	5.99	[5]
12/31/17[2,7]	10.28	.60	.02	.62	(.72)	–	(.72)	10.18	6.02	[4]	–	[8]	.72	[5]	5.74	[5]

Class 2:
6/30/18[2,3]	10.03	.30	(.27)	.03	(.10)	–	(.10)	9.96	.35	[4]	738		.74	[5]	5.95	[5]
12/31/17	10.04	.59	.10	.69	(.70)	–	(.70)	10.03	6.89		776		.74		5.72
12/31/16	9.06	.58	1.01	1.59	(.61)	–	(.61)	10.04	17.69		799		.74		5.92
12/31/15	10.41	.60	(1.35)	(.75)	(.60)	–	(.60)	9.06	(7.30)		765		.73		5.85
12/31/14	10.99	.63	(.57)	.06	(.64)	–	(.64)	10.41	.63		929		.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	–	(.76)	10.99	6.60		1,061		.73		6.29

Class 3:
6/30/18[2,3]	10.23	.31	(.27)	.04	(.11)	–	(.11)	10.16	.35	[4]	12		.67	[5]	6.03	[5]
12/31/17	10.22	.61	.10	.71	(.70)	–	(.70)	10.23	7.02		12		.67		5.79
12/31/16	9.22	.59	1.03	1.62	(.62)	–	(.62)	10.22	17.68		13		.67		5.99
12/31/15	10.57	.62	(1.37)	(.75)	(.60)	–	(.60)	9.22	(7.13)		12		.66		5.91
12/31/14	11.16	.65	(.59)	.06	(.65)	–	(.65)	10.57	.59		16		.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	–	(.77)	11.16	6.77		19		.66		6.36

Class 4:
6/30/18[2,3]	10.82	.31	(.28)	.03	(.10)	–	(.10)	10.75	.27	[4]	33		.99	[5]	5.69	[5]
12/31/17	10.79	.61	.10	.71	(.68)	–	(.68)	10.82	6.63		34		.99		5.46
12/31/16	9.73	.60	1.07	1.67	(.61)	–	(.61)	10.79	17.29		21		.99		5.55
12/31/15	11.05	.62	(1.43)	(.81)	(.51)	–	(.51)	9.73	(7.42)		1		.98		5.51
12/31/14	11.12	.63	(.59)	.04	(.11)	–	(.11)	11.05	.35		–	[8]	.98		5.49
12/31/13	11.16	.67	.08	.75	(.79)	–	(.79)	11.12	6.81		–	[8]	.93		5.82

See end of tables for footnotes.

American Funds Insurance Series 197

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment Income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net investment income)	Distributions (from capitlal gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Mortgage Fund

Class 1:
6/30/18[2,3]	$10.47	$.10		$(.23)	$(.13)	$(.03)	$–	$(.03)	$10.31	(1.21)%[4]	$262		.46%[5]		1.93%[5]
12/31/17	10.56	.16		– [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		1.52
12/31/16	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		1.39
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	–	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35

Class 1A:
6/30/18[2,3]	10.46	.09		(.23)	(.14)	(.03)	–	(.03)	10.29	(1.31)[4]	1		.70	[5]	1.76	[5]
12/31/17[2,7]	10.55	.14		– [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [4]	–	[8]	.70	[5]	1.38	[5]

Class 2:
6/30/18[2,3]	10.45	.09		(.22)	(.13)	(.03)	–	(.03)	10.29	(1.26)[4]	60		.71	[5]	1.68	[5]
12/31/17	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		1.27
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	–	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	–	[9]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)

Class 4:
6/30/18[2,3]	10.38	.07		(.22)	(.15)	(.03)	–	(.03)	10.20	(1.38)[4]	16		.96	[5]	1.45	[5]
12/31/17	10.48	.11		– [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		1.03
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	–	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[12]	–	[8]	.38	[12]	.23	[12]

198 American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment Income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from Investment operations	Dividends (from net investment income)	Distributions (from capitlal gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/18[2,3]	$11.29	$.08	$(.01)		$.07	$(.02)	$–	$(.02)	$11.34	.65%[4]	$36		.33%[5]		1.38%[5]
12/31/17	11.27	.08	(.01)		.07	(.05)	–	(.05)	11.29	.66	37		.35		.68
12/31/16[13]	11.26	.01	–	[9]	.01	–	–	–	11.27	.09	37		.35		.11
12/31/15	11.28	(.03)	.01		(.02)	–	–	–	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	–		(.03)	–	–	–	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	–	[9]	(.03)	–	–	–	11.31	(.27)	57		.34		(.24)
Class 1A:
6/30/18[2,3]	11.29	.08	(.01)		.07	(.02)	–	(.02)	11.34	.65 [4]	–	[8]	.33	[5]	1.38 [5]
12/31/17[2,7]	11.27	.08	–	[9]	.08	(.06)	–	(.06)	11.29	.67 [4]	–	[8]	.34	[5]	.69 [5]
Class 2:
6/30/18[2,3]	11.01	.06	–	[9]	.06	(.02)	–	(.02)	11.05	.53 [4]	237		.58	[5]	1.13 [5]
12/31/17	10.99	.05	–	[9]	.05	(.03)	–	(.03)	11.01	.46	249		.60		.42
12/31/16[13]	11.01	(.02)	–	[9]	(.02)	–	–	–	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	–	[9]	(.05)	–	–	–	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	–		(.06)	–	–	–	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	–	[9]	(.05)	–	–	–	11.12	(.45)	395		.59		(.49)
Class 3:
6/30/18[2,3]	11.12	.07	–	[9]	.07	(.02)	–	(.02)	11.17	.63 [4]	5		.51	[5]	1.21 [5]
12/31/17	11.10	.06	–	[9]	.06	(.04)	–	(.04)	11.12	.54	4		.53		.50
12/31/16[13]	11.11	(.01)	–	[9]	(.01)	–	–	–	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	–	[9]	(.05)	–	–	–	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	–		(.05)	–	–	–	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	–	[9]	(.05)	–	–	–	11.21	(.44)	8		.52		(.42)
Class 4:
6/30/18[2,3]	11.13	.05	–	[9]	.05	(.01)	–	(.01)	11.17	.47 [4]	14		.83	[5]	.88 [5]
12/31/17	11.12	.02	–	[9]	.02	(.01)	–	(.01)	11.13	.16	15		.85		.19
12/31/16[13]	11.17	(.04)	(.01)		(.05)	–	–	–	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	–	[9]	(.08)	–	–	–	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	–	–	–	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	–	[9]	(.04)	–	–	–	11.30	(.35)[12]	–	[8]	.37	[12]	(.32)[12]

See end of tables for footnotes.

American Funds Insurance Series 199

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/18[2,3]	$12.08	$.12	$(.26)	$(.14)	$(.04)	$ –	$(.04)	$11.90	(1.08)%[4]	$1,526		.36%[5]		2.00%[5]
12/31/17	12.05	.21	.01	.22	(.19)	–	(.19)	12.08	1.83	1,558		.36		1.68
12/31/16	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		1.31
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	–	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
Class 1A:
6/30/18[2,3]	12.08	.11	(.26)	(.15)	(.04)	–	(.04)	11.89	(1.25)[4]	1		.60	[5]	1.86	[5]
12/31/17[2,7]	12.05	.18	.03	.21	(.18)	–	(.18)	12.08	1.73 [4]	–	[8]	.58	[5]	1.53	[5]
Class 2:
6/30/18[2,3]	11.96	.10	(.25)	(.15)	(.03)	–	(.03)	11.78	(1.22)[4]	1,412		.61	[5]	1.75	[5]
12/31/17	11.93	.17	.02	.19	(.16)	–	(.16)	11.96	1.59	1,473		.61		1.43
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	–	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
Class 3:
6/30/18[2,3]	12.11	.11	(.26)	(.15)	(.04)	–	(.04)	11.92	(1.19)[4]	9		.54	[5]	1.82	[5]
12/31/17	12.07	.18	.03	.21	(.17)	–	(.17)	12.11	1.72	10		.54		1.50
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	–	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
Class 4:
6/30/18[2,3]	11.98	.09	(.25)	(.16)	(.03)	–	(.03)	11.79	(1.33)[4]	67		.86	[5]	1.51	[5]
12/31/17	11.96	.14	.01	.15	(.13)	–	(.13)	11.98	1.28	62		.86		1.18
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	–	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	–	[8]	.84		.68

200 American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]
Managed Risk Growth Fund

Class P1:
6/30/18[2,3]	$13.22	$ .01		$ .73	$ .74	$ (.10)	$ (.89)	$ (.99)	$12.97	5.41%[4,12]		$ 2		.41%[5,12]		.36%[5,12]		.71%[5,12]		.10%[5,12]
12/31/17	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23	[12]	2		.42	[12]	.36	[12]	.70	[12]	.69	[12]
12/31/16	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89	[12]	1		.50	[12]	.34	[12]	.68	[12]	.79	[12]
12/31/15	11.37	.09		.03	.12	–	–	–	11.49	1.06	[12]	–	[8]	.53	[12]	.29	[12]	.63	[12]	.80	[12]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[12]	–	[8]	.50	[12]	.32	[12]	.65	[12]	2.71	[12]
12/31/13[2,16]	10.00	.12		1.38	1.50	(.07)	–	(.07)	11.43	15.05	[4,12]	–	[8]	.88	[5,12]	.25	[5,12]	.58	[5,12]	1.64	[5,12]
Class P2:
6/30/18[2,3]	13.14	(.01)		.72	.71	(.06)	(.89)	(.95)	12.90	5.26	[4]	320		.68	[5]	.62	[5]	.97	[5]	(.18)[5]
12/31/17	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99		286		.69		.63		.97		.34
12/31/16	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04		.04	.08	–	–	–	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[2,16]	10.00	.12		1.37	1.49	(.06)	–	(.06)	11.43	14.94	[4,12]	28		1.05	[5,12]	.52	[5,12]	.85	[5,12]	1.69	[5,12]
Managed Risk International Fund

Class P1:
6/30/18[2,3]	$11.25	$ .03		$ (.09)	$ (.06)	$(.13)	$ (.05)	$ (.18)	$11.01	(.50)%[4,12]		$ –	[8]	.27%[5,12]		.21%[5,12]		.70%[5,12]		.46%[5,12]
12/31/17	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28	[12]	–	[8]	.28	[12]	.20	[12]	.69	[12]	1.13	[12]
12/31/16	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[12]		–	[8]	.39	[12]	.23	[12]	.74	[12]	1.15	[12]
12/31/15	10.10	.18		(.80)	(.62)	– [9]	–	– [9]	9.48	(6.12)[12]		–	[8]	.45	[12]	.21	[12]	.72	[12]	1.75	[12]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	–	(.15)	10.10	(5.31)[12]		–	[8]	.50	[12]	.25	[12]	.76	[12]	1.33	[12]
12/31/13[2,16]	10.00	.13		.78	.91	(.09)	–	(.09)	10.82	9.08	[4,12]	–	[8]	1.05	[5,12]	.23	[5,12]	.73	[5,12]	1.92	[5,12]
Class P2:
6/30/18[2,3]	11.15	–	[9]	(.08)	(.08)	(.10)	(.05)	(.15)	10.92	(.76)[4]		155		.70	[5]	.62	[5]	1.11	[5]	(.05)[5]
12/31/17	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69		148		.71		.63		1.12		1.03
12/31/16	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)		97		.79		.63		1.14		.97
12/31/15	10.09	.13		(.79)	(.66)	– [9]	–	– [9]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	–	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[2,16]	10.00	.18		.72	.90	(.08)	–	(.08)	10.82	8.99	[4,12]	17		1.19	[5,12]	.44	[5,12]	.94	[5,12]	2.66	[5,12]
Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/18[2,3]	$13.04	$ .04		$ (.27)	$ (.23)	$(.21)	$ (.44)	$ (.65)	$12.16	(1.80)%[4,12]		$ –	[8]	.27%[5,12]		.22%[5,12]		.61%[5,12]		.62%[5,12]
12/31/17	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48	[12]	–	[8]	.30	[12]	.25	[12]	.64	[12]	1.59	[12]
12/31/16	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77	[12]	–	[8]	.43	[12]	.27	[12]	.67	[12]	1.83	[12]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	–	(.07)	10.80	(7.07)[12]		–	[8]	.50	[12]	.27	[12]	.66	[12]	1.64	[12]
12/31/14	11.05	.40		.55	.95	(.30)	–	(.30)	11.70	8.58	[12]	–	[8]	.50	[12]	.31	[12]	.70	[12]	3.43	[12]
12/31/13[2,16]	10.00	.20		1.01	1.21	(.16)	–	(.16)	11.05	12.16	[4,12]	–	[8]	.84	[5,12]	.24	[5,12]	.64	[5,12]	2.80	[5,12]
Class P2:
6/30/18[2,3]	12.96	.01		(.26)	(.25)	(.21)	(.44)	(.65)	12.06	(2.04)[4]		351		.67	[5]	.62	[5]	1.01	[5]	.21	[5]
12/31/17	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03		367		.68		.63		1.02		1.43
12/31/16	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39		291		.79		.63		1.03		2.04
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	–	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	–	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[2,16]	10.00	.28		.92	1.20	(.15)	–	(.15)	11.05	12.05	[4,12]	26		1.04	[5,12]	.54	[5,12]	.94	[5,12]	3.91	[5,12]

See end of tables for footnotes.

American Funds Insurance Series 201

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]
Managed Risk Growth-Income Fund
Class P1:
6/30/18[2,3]	$12.66	$.02		$ .43	$.45	$(.16)	$(.57)	$(.73)	$12.38	3.47%[4,12]		$ 3		.43%[5,12]		.36%[5,12]		.65%[5,12]		.28%[5,12]
12/31/17	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.6	412	2		.44	[12]	.37	[12]	.66	[12]	1.61	[12]
12/31/16	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49	[12]	1		.52	[12]	.36	[12]	.64	[12]	1.46	[12]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	–	(.04)	11.25	(3.27)[12]		1		.56	[12]	.31	[12]	.59	[12]	2.17	[12]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[12]	–	[8]	.45	[12]	.25	[12]	.52	[12]	2.94	[12]
12/31/13[2,16]	10.00	.14		1.47	1.61	(.11)	–	(.11)	11.50	16.15	[4,12]	–	[8]	.92	[5,12]	.23	[5,12]	.50	[5,12]	2.01	[5,12]

Class P2:
6/30/18[2,3]	12.58	–	[9]	.43	.43	(.12)	(.57)	(.69)	12.32	3.39	[4]	225		.69	[5]	.62	[5]	.91	[5]	.02	[5]
12/31/17	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40		206		.70		.63		.92		1.08
12/31/16	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08		160		.79		.63		.91		1.13
12/31/15	11.65	.12		(.54)	(.42)	(.01)	–	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[2,16]	10.00	.20		1.40	1.60	(.10)	–	(.10)	11.50	16.04	[4,12]	24		1.09	[5,12]	.50	[5,12]	.77	[5,12]	2.73	[5,12]

Managed Risk Asset Allocation Fund
Class P1:
6/30/182,3	$13.59	$.03		$(.04)	$(.01)	$(.18)	$(.53)	$(.71)	$12.87	(.14)%[4]		$1,719		.41%[5]		.36%[5]		.64%[5]		.40%[5]
12/31/17	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06		1,656		.43		.38		.66		1.45
12/31/16	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57		1,217		.43		.38		.66		1.65
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)		712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	–	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	–	(.14)	11.93	20.82	[12]	112		.55	[12]	.47	[12]	.75	[12]	2.37	[12]

Class P2:
6/30/18[2,3]	13.55	.01		(.03)	(.02)	(.15)	(.53)	(.68)	12.85	(.26)[4]		2,746		.66	[5]	.61	[5]	.89	[5]	.13	[5]
12/31/17	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80		2,798		.68		.63		.91		1.13
12/31/16	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27		2,342		.68		.63		.91		1.20
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	–	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	–	(.11)	11.93	20.58	[12]	795		.80	[12]	.73	[12]	1.01	[12]	2.43	[12]

Portfolio turnover rate for all share classes,	Six months ended June 30, 2018[2,3,4]	Period ended December 31
excluding mortgage dollar roll transactions[17]		2017	2016	2015	2014	2013

Capital Income Builder	21%	59%	41%	38%	24%[4,11]
Asset Allocation Fund	13	39	43	28	42	Not available
Global Balanced Fund	16	28	43	36	40
Bond Fund	49	153	108	141	121
Global Bond Fund	49	74	70	88	134
Mortgage Fund	29	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	33	120	273	352	88

202 American Funds Insurance Series

Portfolio turnover rate for all share classes, including mortgage dollar roll transactions[17]	Six months ended June 30, 2018[2,3,4]	Year ended December 31
		2017		2016		2015	2014		2013
Global Growth Fund	10%	31%		27%		29%	22%		39%
Global Small Capitalization Fund	16	33		40		36	28		36
Growth Fund	11	24		26		20	29		19
International Fund	16	29		31		37	18		21
New World Fund	19	56		32		39	36		43
Blue Chip Income and Growth Fund	29	34		30		26	37		30
Global Growth and Income Fund	14	41		57		37	28		31
Growth-Income Fund	17	27		27		25	25		19
International Growth and Income Fund	20	51		32		35	34		34
Capital Income Builder	56	88		53		128	35	[4,11]
Asset Allocation Fund	41	85		83		76	88		74
Global Balanced Fund	26	41		65		76	73		81
Bond Fund	269	502		375		434	365		354
Global Bond Fund	72	105		154		159	200		213
High-Income Bond Fund	33	78		89		66	54		64
Mortgage Fund	477	680		713		1103	790		715
U.S. Government/AAA-Rated Securities Fund	241	551		539		901	387		621
Ultra-Short Bond Fund	–[18]	–	[18]	–	[13,18]	N/A	N/A		N/A
Managed Risk Growth Fund	5	25		15		16	22		10	[2,4,16]
Managed Risk International Fund	6	25		26		15	22		6	[2,4,16]
Managed Risk Blue Chip Income and Growth Fund	7	32		9		20	22		3	[2,4,16]
Managed Risk Growth-Income Fund	4	26		14		11	28		2	[2,4,16]
Managed Risk Asset Allocation Fund	1	1		3		3	3		3

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]

For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[7]	Class 1A shares began investment operations on January 6, 2017. 8Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]

This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	Refer to Note 5 for further information on mortgage dollar rolls.
[18]	Amount is either less than 1% or there is no turnover.

See	Notes to Financial Statements

American Funds Insurance Series 203

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2018, through June 30, 2018).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

204 American Funds Insurance Series

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period	[1]	Annualized expense ratio

Global Growth Fund
Class 1 - actual return	$1,000.00	$1,031.77	$2.72		.54%
Class 1 - assumed 5% return	1,000.00	1,022.12	2.71		.54
Class 1A - actual return	1,000.00	1,030.66	3.98		.79
Class 1A - assumed 5% return	1,000.00	1,020.88	3.96		.79
Class 2 - actual return	1,000.00	1,030.27	3.98		.79
Class 2 - assumed 5% return	1,000.00	1,020.88	3.96		.79
Class 4 - actual return	1,000.00	1,029.16	5.23		1.04
Class 4 - assumed 5% return	1,000.00	1,019.64	5.21		1.04

Global Small Capitalization Fund
Class 1 - actual return	$1,000.00	$1,045.83	$3.70		.73%
Class 1 - assumed 5% return	1,000.00	1,021.17	3.66		.73
Class 1A - actual return	1,000.00	1,044.90	4.92		.97
Class 1A - assumed 5% return	1,000.00	1,019.98	4.86		.97
Class 2 - actual return	1,000.00	1,044.62	4.97		.98
Class 2 - assumed 5% return	1,000.00	1,019.93	4.91		.98
Class 4 - actual return	1,000.00	1,043.26	6.23		1.23
Class 4 - assumed 5% return	1,000.00	1,018.70	6.16		1.23

Growth Fund
Class 1 - actual return	$1,000.00	$1,099.51	$1.77		.34%
Class 1 - assumed 5% return	1,000.00	1,023.11	1.71		.34
Class 1A - actual return	1,000.00	1,098.14	3.07		.59
Class 1A - assumed 5% return	1,000.00	1,021.87	2.96		.59
Class 2 - actual return	1,000.00	1,098.28	3.07		.59
Class 2 - assumed 5% return	1,000.00	1,021.87	2.96		.59
Class 3 - actual return	1,000.00	1,098.63	2.71		.52
Class 3 - assumed 5% return	1,000.00	1,022.22	2.61		.52
Class 4 - actual return	1,000.00	1,096.83	4.37		.84
Class 4 - assumed 5% return	1,000.00	1,020.63	4.21		.84

International Fund
Class 1 - actual return	$1,000.00	$999.79	$2.58		.52%
Class 1 - assumed 5% return	1,000.00	1,022.22	2.61		.52
Class 1A - actual return	1,000.00	998.70	3.82		.77
Class 1A - assumed 5% return	1,000.00	1,020.98	3.86		.77
Class 2 - actual return	1,000.00	998.45	3.82		.77
Class 2 - assumed 5% return	1,000.00	1,020.98	3.86		.77
Class 3 - actual return	1,000.00	999.00	3.47		.70
Class 3 - assumed 5% return	1,000.00	1,021.32	3.51		.70
Class 4 - actual return	1,000.00	997.25	5.05		1.02
Class 4 - assumed 5% return	1,000.00	1,019.74	5.11		1.02

New World Fund
Class 1 - actual return	$1,000.00	$961.10	$3.65		.75%
Class 1 - assumed 5% return	1,000.00	1,021.08	3.76		.75
Class 1A - actual return	1,000.00	960.11	4.86		1.00
Class 1A - assumed 5% return	1,000.00	1,019.84	5.01		1.00
Class 2 - actual return	1,000.00	959.91	4.86		1.00
Class 2 - assumed 5% return	1,000.00	1,019.84	5.01		1.00
Class 4 - actual return	1,000.00	958.72	6.07		1.25
Class 4 - assumed 5% return	1,000.00	1,018.60	6.26		1.25

See end of tables for footnotes.

American Funds Insurance Series 205

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period	[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 - actual return	$1,000.00	$1,004.71	$2.04		.41%
Class 1 - assumed 5% return	1,000.00	1,022.76	2.06		.41
Class 1A - actual return	1,000.00	1,003.23	3.28		.66
Class 1A - assumed 5% return	1,000.00	1,021.52	3.31		.66
Class 2 - actual return	1,000.00	1,002.92	3.28		.66
Class 2 - assumed 5% return	1,000.00	1,021.52	3.31		.66
Class 4 - actual return	1,000.00	1,001.37	4.52		.91
Class 4 - assumed 5% return	1,000.00	1,020.28	4.56		.91

Global Growth and Income Fund
Class 1 - actual return	$1,000.00	$ 992.10	$3.06		.62%
Class 1 - assumed 5% return	1,000.00	1,021.72	3.11		.62
Class 1A - actual return	1,000.00	990.11	4.29		.87
Class 1A - assumed 5% return	1,000.00	1,020.48	4.36		.87
Class 2 - actual return	1,000.00	991.02	4.29		.87
Class 2 - assumed 5% return	1,000.00	1,020.48	4.36		.87
Class 4 - actual return	1,000.00	988.75	5.52		1.12
Class 4 - assumed 5% return	1,000.00	1,019.24	5.61		1.12

Growth-Income Fund
Class 1 - actual return	$1,000.00	$1,065.81	$1.43		.28%
Class 1 - assumed 5% return	1,000.00	1,023.41	1.40		.28
Class 1A - actual return	1,000.00	1,064.62	2.71		.53
Class 1A - assumed 5% return	1,000.00	1,022.17	2.66		.53
Class 2 - actual return	1,000.00	1,064.43	2.71		.53
Class 2 - assumed 5% return	1,000.00	1,022.17	2.66		.53
Class 3 - actual return	1,000.00	1,065.03	2.36		.46
Class 3 - assumed 5% return	1,000.00	1,022.51	2.31		.46
Class 4 - actual return	1,000.00	1,063.25	3.99		.78
Class 4 - assumed 5% return	1,000.00	1,020.93	3.91		.78

International Growth and Income Fund
Class 1 - actual return	$1,000.00	$ 981.29	$3.19		.65%
Class 1 - assumed 5% return	1,000.00	1,021.57	3.26		.65
Class 1A - actual return	1,000.00	979.96	4.42		.90
Class 1A - assumed 5% return	1,000.00	1,020.33	4.51		.90
Class 2 - actual return	1,000.00	980.25	4.42		.90
Class 2 - assumed 5% return	1,000.00	1,020.33	4.51		.90
Class 4 - actual return	1,000.00	978.77	5.64		1.15
Class 4 - assumed 5% return	1,000.00	1,019.09	5.76		1.15

Capital Income Builder
Class 1 - actual return	$1,000.00	$ 978.89	$2.60		.53%
Class 1 - assumed 5% return	1,000.00	1,022.17	2.66		.53
Class 1A - actual return	1,000.00	977.74	3.82		.78
Class 1A - assumed 5% return	1,000.00	1,020.93	3.91		.78
Class 2 - actual return	1,000.00	976.82	3.82		.78
Class 2 - assumed 5% return	1,000.00	1,020.93	3.91		.78
Class 4 - actual return	1,000.00	976.42	5.05		1.03
Class 4 - assumed 5% return	1,000.00	1,019.69	5.16		1.03

206 American Funds Insurance Series

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period	[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 - actual return	$1,000.00	$1,011.43	$1.40		.28%
Class 1 - assumed 5% return	1,000.00	1,023.41	1.40		.28
Class 1A - actual return	1,000.00	1,009.98	2.64		.53
Class 1A - assumed 5% return	1,000.00	1,022.17	2.66		.53
Class 2 - actual return	1,000.00	1,009.82	2.64		.53
Class 2 - assumed 5% return	1,000.00	1,022.17	2.66		.53
Class 3 - actual return	1,000.00	1,010.71	2.29		.46
Class 3 - assumed 5% return	1,000.00	1,022.51	2.31		.46
Class 4 - actual return	1,000.00	1,008.65	3.88		.78
Class 4 - assumed 5% return	1,000.00	1,020.93	3.91		.78

Global Balanced Fund
Class 1 - actual return	$1,000.00	$ 995.29	$3.46		.70%
Class 1 - assumed 5% return	1,000.00	1,021.32	3.51		.70
Class 1A - actual return	1,000.00	994.51	4.75		.96
Class 1A - assumed 5% return	1,000.00	1,020.03	4.81		.96
Class 2 - actual return	1,000.00	994.49	4.70		.95
Class 2 - assumed 5% return	1,000.00	1,020.08	4.76		.95
Class 4 - actual return	1,000.00	992.88	5.93		1.20
Class 4 - assumed 5% return	1,000.00	1,018.84	6.01		1.20

Bond Fund
Class 1 - actual return	$1,000.00	$ 982.41	$1.87		.38%
Class 1 - assumed 5% return	1,000.00	1,022.91	1.91		.38
Class 1A - actual return	1,000.00	981.35	3.09		.63
Class 1A - assumed 5% return	1,000.00	1,021.67	3.16		.63
Class 2 - actual return	1,000.00	980.84	3.09		.63
Class 2 - assumed 5% return	1,000.00	1,021.67	3.16		.63
Class 4 - actual return	1,000.00	980.58	4.32		.88
Class 4 - assumed 5% return	1,000.00	1,020.43	4.41		.88

Global Bond Fund
Class 1 - actual return	$1,000.00	$ 984.61	$2.76		.56%
Class 1 - assumed 5% return	1,000.00	1,022.02	2.81		.56
Class 1A - actual return	1,000.00	984.53	3.94		.80
Class 1A - assumed 5% return	1,000.00	1,020.83	4.01		.80
Class 2 - actual return	1,000.00	984.07	3.98		.81
Class 2 - assumed 5% return	1,000.00	1,020.78	4.06		.81
Class 4 - actual return	1,000.00	982.94	5.26		1.07
Class 4 - assumed 5% return	1,000.00	1,019.49	5.36		1.07

See end of tables for footnotes.

American Funds Insurance Series 207

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period	[1]	Annualized expense ratio

High-Income Bond Fund
Class 1 - actual return	$1,000.00	$1,004.83	$2.44		.49%
Class 1 - assumed 5% return	1,000.00	1,022.36	2.46		.49
Class 1A - actual return	1,000.00	1,003.71	3.63		.73
Class 1A - assumed 5% return	1,000.00	1,021.17	3.66		.73
Class 2 - actual return	1,000.00	1,003.46	3.68		.74
Class 2 - assumed 5% return	1,000.00	1,021.12	3.71		.74
Class 3 - actual return	1,000.00	1,003.52	3.33		.67
Class 3 - assumed 5% return	1,000.00	1,021.47	3.36		.67
Class 4 - actual return	1,000.00	1,002.74	4.92		.99
Class 4 - assumed 5% return	1,000.00	1,019.89	4.96		.99

Mortgage Fund
Class 1 - actual return	$1,000.00	$ 987.90	$2.27		.46%
Class 1 - assumed 5% return	1,000.00	1,022.51	2.31		.46
Class 1A - actual return	1,000.00	986.87	3.45		.70
Class 1A - assumed 5% return	1,000.00	1,021.32	3.51		.70
Class 2 - actual return	1,000.00	987.45	3.50		.71
Class 2 - assumed 5% return	1,000.00	1,021.27	3.56		.71
Class 4 - actual return	1,000.00	986.21	4.73		.96
Class 4 - assumed 5% return	1,000.00	1,020.03	4.81		.96

Ultra-Short Bond Fund
Class 1 - actual return	$1,000.00	$1,006.47	$1.64		.33%
Class 1 - assumed 5% return	1,000.00	1,023.16	1.66		.33
Class 1A - actual return	1,000.00	1,006.48	1.64		.33
Class 1A - assumed 5% return	1,000.00	1,023.16	1.66		.33
Class 2 - actual return	1,000.00	1,005.28	2.88		.58
Class 2 - assumed 5% return	1,000.00	1,021.92	2.91		.58
Class 3 - actual return	1,000.00	1,006.28	2.54		.51
Class 3 - assumed 5% return	1,000.00	1,022.27	2.56		.51
Class 4 - actual return	1,000.00	1,004.73	4.13		.83
Class 4 - assumed 5% return	1,000.00	1,020.68	4.16		.83

U.S. Government/AAA-Rated Securities Fund
Class 1 - actual return	$1,000.00	$ 989.20	$1.78		.36%
Class 1 - assumed 5% return	1,000.00	1,023.01	1.81		.36
Class 1A - actual return	1,000.00	987.50	2.96		.60
Class 1A - assumed 5% return	1,000.00	1,021.82	3.01		.60
Class 2 - actual return	1,000.00	987.82	3.01		.61
Class 2 - assumed 5% return	1,000.00	1,021.77	3.06		.61
Class 3 - actual return	1,000.00	988.07	2.66		.54
Class 3 - assumed 5% return	1,000.00	1,022.12	2.71		.54
Class 4 - actual return	1,000.00	986.66	4.24		.86
Class 4 - assumed 5% return	1,000.00	1,020.53	4.31		.86

208 American Funds Insurance Series

	Beginning account value 1/1/2018	Ending account value 6/30/2018	Expenses paid during period	[1,2]	Annualized expense ratio [2]	Effective expenses paid during period	[3]	Effective annualized expense ratio [4]

Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,054.08	$1.83		.36%	$3.62		.71%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.56		.71
Class P2 – actual return	1,000.00	1,052.61	3.16		.62	4.94		.97
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	4.86		.97

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$ 995.01	$1.04		.21%	$3.46		.70%
Class P1 – assumed 5% return	1,000.00	1,023.75	1.05		.21	3.51		.70
Class P2 – actual return	1,000.00	992.36	3.06		.62	5.48		1.11
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	5.56		1.11

Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$ 981.97	$1.08		.22%	$3.00		.61%
Class P1 – assumed 5% return	1,000.00	1,023.70	1.10		.22	3.06		.61
Class P2 – actual return	1,000.00	979.60	3.04		.62	4.96		1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	5.06		1.01

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,034.70	$1.82		.36%	$3.28		.65%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.26		.65
Class P2 – actual return	1,000.00	1,033.87	3.13		.62	4.59		.91
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	4.56		.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$ 998.57	$1.78		.36%	$3.17		.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.21		.64
Class P2 – actual return	1,000.00	997.44	3.02		.61	4.41		.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06		.61	4.46		.89

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series 209

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210 American Funds Insurance Series

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American Funds Insurance Series 211

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

212 American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series’ prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2018, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2018, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, American Funds® by Capital Group has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 93% of 10-year periods and 100% of 20-year periods. Our fixed income funds have beaten comparable Lipper indexes in 69% of 10-year periods and 84% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2018.

[2]

Based on Class 1 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.

[3]	Based on management fees for the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0818P

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 7, 2018